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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4417

California Investment Trust
(Exact name of registrant as specified in charter)

44 Montgomery Street, Suite 2100, San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 398-2727

Date of fiscal year end: August 31, 2010

Date of reporting period: August 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.

Annual Report

August 31, 2010

California Tax-Free Income Fund

California Insured Intermediate Fund

California Tax-Free Money Market Fund

U.S. Government Securities Fund

Short-Term U.S. Government Bond Fund

The United States Treasury Trust

S&P 500 Index Fund

S&P MidCap Index Fund

S&P SmallCap Index Fund

Equity Income Fund

European Growth & Income Fund

Nasdaq-100 Index Fund

(800) 225-8778
WWW.CALTRUST.COM
EMAIL US AT INFO@CALTRUST.COM

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of California Investment Trust Fund Group which contains information about the management fee and other costs. Investments in shares of the funds of California Investment Trust Fund Group are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund which is a Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

Historical Performance and Manager’s Discussion	August 31, 2010

On the following pages are line graphs comparing each Fund’s performance to a comparable broad based securities market index for the 10 years ended August 31, 2010, or since the inception of the Fund if less than 10 years. Each graph assumes a hypothetical $10,000 initial investment in the respective funds.

The object of the graph is to permit a comparison of the performance of the Funds with a benchmark and to provide perspective on market conditions and investment strategies and techniques that materially affected the performance of each Fund. With each graph is a table presenting each of the respective Fund’s average annual total return for the one-year, five-year, ten-year period, and/or since inception, through August 31, 2010.

Bond Funds

During the last fiscal year, the financial markets continued to recover from the greatest upheaval since the Great Depression in the previous fiscal year. Though the recession is technically over as evidenced by positive GDP growth over each of the last 4 quarters, the economy is still far from robust. The Federal Reserve Bank’s target rate for Federal Funds was unchanged in the year, with a target range of 0.00% to 0.25%.

The primary driver behind the distress in the financial services markets and recent recession was the collapse of the residential real estate market. Though the economy is once again growing, the growth is restrained by continued weakness in the housing market. Home prices in many markets have continued to fall as mortgage delinquencies and foreclosures continue to rise. Interest rates have remained low and 30-year mortgage rates are at record low levels, but due to more stringent lending standards even people with good credit often have difficulty obtaining mortgages. Unemployment remains high, at 9.6% as of September 3, 2010, and businesses are reluctant to hire due to uncertainty with regard to demand, government regulation, healthcare costs, and future taxes. The continued high unemployment and lack of confidence in the economy going forward has put downward pressure on consumer demand. Though many economists differ in their opinions, most agree that the recovery will persist and strengthen gradually as the housing market finds a natural floor and some clarity is brought to the uncertainty that has kept businesses from hiring and consumers from spending.

Interest rates have remained relatively low for most maturity dates, with US Treasuries remaining as a traditional safe-haven during market volatility. The Overnight LIBOR rate ranged between 0.16-0.32% over the course of the fiscal year and the 3 month T-Bill had a range of 0.0-0.17%. Further out on the curve, the 10-year US Treasury started the fiscal year at a yield of 3.4%, increased gradually over the first 7 months to 3.99% before falling to 2.47% at fiscal year-end. The Federal Reserve has indicated that it plans to keep short-term rates at the current historically low levels until the economy is on firmer footing. Additionally, the Fed has indicated that it plans to purchase US Treasuries of all maturity dates as the $1.1 trillion in mortgage securities it holds are paid off or mature, which should aid the recovery by helping to keep interest rates low.

During the fiscal year the U.S. Government Securities Fund’s duration was reduced by periodically selling the majority of securities with maturities greater than 25 years as interest rates fell. The Fund’s duration is 3.76 years, and total return for the period is 6.05%. All of the securities in the portfolio are backed by the full faith and credit of the United States Treasury.

As of fiscal year end August 31, 2010, the total return for the Direct Shares of the Short-term U.S. Government Bond Fund was 2.32% and it had duration of 1.74 years. The Fund continues to predominantly hold US Treasury Notes with maturities of 1 to 3 years, and the securities in the portfolio are backed by the full faith and credit of the United States Treasury.

The California municipal market yield curve does not necessarily move in lock step with US Treasury yields, but is subject to many of the same forces as the Treasury curve. The difference in yield between the 1 year and 30 year State of California general obligation bonds began the year at 393 basis points. At fiscal year end, the difference had steepened to 447 basis points with the shorter end of the curve rallying by 96 basis points from 1.52% to 0.56% and the long end of the curve rallying from 5.45% to 5.03%. The State of California and a majority of its municipalities continue to face budgetary stresses. The State has still not passed a budget, as legislators and the Governor attempt to address a $19 Billion deficit. With State pension obligations growing at three times the rate of revenues, it is now clear the State must address these issues on a permanent basis. Housing market remains a large issue. A great deal of state and municipal revenue is derived from property taxes. Lower housing values, combined with a slower economy continue to have an impact on revenues to state and local municipalities.

The California Tax-Free Income Fund’s total return for the full fiscal year ended August 31, 2010 was 7.98% and the duration was 4.42 years at the end of that period. The portfolio had an average credit rating of AA-.

California Insured Intermediate Fund followed a similar pattern to the California Tax-Free Income Fund for the same period. The Fund’s total return was 3.92% with duration of 1.85 years. Due to the continued problems with the monoline insurers and reliance on the credit of underlying issuers, the average credit quality of the portfolio was AA-.

Average Annual Total Returns* for the periods ended 8/31/10	One Year	Five Year (Annualized)	Ten Year (Annualized)	Average Annual Total Returns* for the periods ended 8/31/10	One Year	Five Year (Annualized)	Ten Year (Annualized)
California Tax-Free Income Fund	7.98%	3.81%	4.18%	California Insured Intermediate Fund	3.92%	3.34%	3.80%
Barclays Municipal Bond Index	9.78%	5.02%	5.70%	Barclays 5 Yr. Municipal Bond Index	7.72%	5.43%	5.27%

*	Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical Performance and Manager’s Discussion - (Continued)	August 31, 2010

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/10 Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
U.S. Government Securities Fund	6.04%	4.08%	4.72%
Barclays GNMA Index	7.96%	6.42%	6.33%
Barclays Treasury Index	8.14%	5.90%	6.19%

K SHARES Average Annual Total Returns* for the periods ended 8/31/10 Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
U.S. Government Securities Fund	5.50%	3.56%	3.57%
Barclays GNMA Index	7.96%	6.42%	5.83%
Barclays Treasury Index	8.14%	5.90%	5.22%

A SHARES Average Annual Total Returns* for the periods ended 8/31/10 Fund/Benchmark	Since Inception***
U.S. Government Securities Fund	3.39%
Barclays GNMA Index	3.56%
Barclays Treasury Index	5.23%

B SHARES Average Annual Total Returns* for the periods ended 8/31/10 Fund/Benchmark	Since Inception***
U.S. Government Securities Fund	3.32%
Barclays GNMA Index	3.56%
Barclays Treasury Index	5.23%

*	Past performance does not predict future performance.The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**	K Share commencement of operations was October 16, 2003.
***	A and B Share commencement of operations was May 7, 2010.

Historical Performance and Manager’s Discussion - (Continued)	August 31, 2010

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/10 Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
Short-Term U.S. Government Bond Fund	2.32%	3.68%	3.28%
Barclays 1-3 Yr. Treasury Index	2.64%	4.28%	4.30%

K SHARES Average Annual Total Returns* for the periods ended 8/31/10 Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
Short-Term U.S. Government Bond Fund	1.82%	3.18%	2.39%
Barclays 1-3 Yr. Treasury Index	2.64%	4.28%	3.43%

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/10 Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
S&P 500 Index Fund	4.62%	-1.01%	-1.83%
S&P 500 Composite Stock Price Index	4.93%	-0.91%	-1.81%

K SHARES Average Annual Total Returns* for the periods ended 8/31/10 Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
S&P 500 Index Fund	4.15%	-1.48%	1.40%
S&P 500 Composite Stock Price Index	4.93%	-0.91%	2.02%

*	Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**	K Share commencement of operations was October 16, 2003.

Historical Performance and Manager’s Discussion - (Continued)	August 31, 2010

Stock Funds

By definition, the objective for managing the index funds is to match the performance of the funds to their index benchmarks. Each of our index funds tracked their respective benchmarks tightly during this last fiscal year. We measure the index fund performance by using a correlation coefficient. This is a statistical measure that compares daily performance of a fund against its benchmark index. A measure of 1.000 indicates that the performance is perfectly correlated and a measure of -1.000 implies they are negatively correlated. According to Bloomberg, LLC, The Nasdaq-100 Index Fund, S&P MidCap Index Fund, SmallCap Index Fund and S&P 500 Index Fund each had a correlation coefficient of .999 or greater.

The S&P SmallCap and MidCap Index Funds out-performed the S&P 500 Index Fund for the period by posting gains of 7.03% and 11.54% compared to the 4.62% during the fiscal year period. Each fund benefited from the market recovery experienced during the period. Gains for the three indices peaked at the beginning of May and then fell generally as concerns about the strength of economy’s recovery began to build and investors became more concerned about a “double dip” recession.

Predicting market momentum and relative performance is a guessing game at best. As such, we strongly encourage shareholders to consider a balanced approach for the portion of their portfolios dedicated to stock funds. By this, we mean owning equal balances of each of the three core index funds (S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund) to achieve a more diversified equity portfolio. Over the past several years, a balanced portfolio like this has outperformed a total market index such as the Wilshire 5000.

The reason for this is that smaller companies’ market caps represent a very small piece of the massive Wilshire 5000. Therefore, their performance does not factor significantly into the total return. Keep in mind, however, that during periods where large cap stocks out-perform smallcap stocks, this strategy will result in underperformance. So why balance these three sectors in this way? Two reasons. First, it provides greater access to invested capital. By employing this method, a degree of flexibility is maintained. An investor can reduce holdings from any of the three holdings based on relative valuations. Second, history is on our side in that although more volatile, smallcap stocks have returned more to investors over the long haul.

The Nasdaq-100 Index Fund (direct class) finished up 8.73%, compared to a benchmark performance of 9.51% by the Nasdaq-100 Index. It is important to note that while the Nasdaq-100 Index is a popular and widely tracked investment benchmark, it is constructed in a different way than the S&P indices that we track. As of the end of the fiscal year, Apple Inc. alone made up almost 13% of the index and the next four largest holdings, Qualcomm, Microsoft, Research in Motion and Google combine for an additional 20% of the index. This index provides investors with an index that has a strong technology exposure as well as the related volatility.

Our European Growth & Income Fund is managed using American Depository Receipts (ADRs) for many of the stocks that make up the Dow Stoxx 50 Index, a European large cap index. The Fund uses the weightings of this benchmark as an approximation for weighting its holdings. The fund was down 6.64% for the fiscal year and outperformed its benchmark, which was down 6.79%. This fund generally provides investors a low-cost, efficient tool to diversify internationally. We did not hedge the currency risk during the previous fiscal year and do not plan to do so this year. We do not invest in all members of the benchmark because in some cases ADRs are not available or do not provide sufficient liquidity. It is conceivable that we may invest in the foreign stocks directly in the future as the Fund grows, international custody becomes more economical or the availability of ADRs is insufficient.

The Equity Income Fund is a value fund that focuses on income as well as potential for capital appreciation. The Direct class shares were up 8.08% for the year. The performance of the fund exceeded the U.S. stock market as measured by the S&P 500 Index by 3.15%. The Direct class also out-performed the S&P/Citigroup Value Index by 4.13% for the year. The fund maintained close to 100% exposure to the US equity markets towards the end of calendar year 2009 and continued through the end of the fiscal year. It has been our belief over the past year that the aggressive monetary policy of the Fed and the liquidity backstop provided to the banking system would result in improved economic conditions for consumers and businesses. We over-weighted the consumer non-cyclical and financial sectors, believing that risk-adjusted opportunities were most compelling in these sectors. In July of 2010, the Fund completed a merger with three portfolios and the make-up of the portfolio and its top holdings changed significantly as a result. The effort of managing the fund is an on-going process and we continue to re-adjust the portfolio to capture what we believe to be the most attractive opportunities.

Corporate profits and balance sheets are strong. The Federal Reserve has maintained rates at near zero levels and has increased its balance sheet to over two trillion dollars – almost half of which is in mortgage securities - in order to maintain what we view as an extremely pro-growth monetary policy. As such, our view at the time of writing is that while growth will come slowly, corporations will be profitable and US Equities represent an attractive investment opportunity for investors who are comfortable with the associated risks and volatility.

While we cannot predict what the future holds, we can easily make the case that investors who have continued to invest through troubled markets in the past have been rewarded for their tenacity. We encourage you to maintain a diversified portfolio using both stock and bond funds, in a balance that is appropriate for your particular investment objectives.

Historical Performance and Manager’s Discussion - (Continued)	August 31, 2010

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/10 Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
S&P MidCap Index Fund	11.54%	1.07%	3.93%
S&P MidCap 400 Index	11.88%	1.72%	4.20%

K SHARES Average Annual Total Returns* for the periods ended 8/31/10 Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
S&P MidCap Index Fund	10.97%	0.58%	4.54%
S&P MidCap 400 Index	11.88%	1.72%	5.62%

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/10 Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
S&P SmallCap Index Fund	7.03%	-1.06%	3.88%
S&P SmallCap 600 Index	7.82%	-0.38%	4.76%

K SHARES Average Annual Total Returns* for the periods ended 8/31/10 Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
S&P SmallCap Index Fund	6.51%	-1.54%	3.35%
S&P SmallCap 600 Index	7.82%	-0.38%	4.54%

*	Past performance does not predict future performance.The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**	K Share commencement of operations was October 16, 2003.

Historical Performance and Manager’s Discussion - (Continued)	August 31, 2010

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/10 Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
Equity Income Fund	8.00%	0.39%	1.93%
S&P / Citigroup Value Index	3.95%	-1.93%	0.06%
S&P 500 Composite Stock Price Index	4.93%	-0.91%	-1.81%

K SHARES Average Annual Total Returns* for the periods ended 8/31/10 Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
Equity Income Fund	7.56%	-0.19%	3.40%
S&P / Citigroup Value Index	3.95%	-1.93%	2.13%
S&P 500 Composite Stock Price Index	4.93%	-0.91%	2.02%

A SHARES Average Annual Total Returns* for the periods ended 8/31/10 Fund/Benchmark	Since Inception***
Equity Income Fund	-3.17%
S&P / Citigroup Value Index	-5.85%
S&P 500 Composite Stock Price Index	-5.03%

B SHARES Average Annual Total Returns* for the periods ended 8/31/10 Fund/Benchmark	Since Inception***
Equity Income Fund	-3.24%
S&P / Citigroup Value Index	-5.85%
S&P 500 Composite Stock Price Index	-5.03%

*	Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**	K Share commencement of operations was October 16, 2003.
***	A and B Share commencement of operations was May 7, 2010.

Historical Performance and Manager’s Discussion - (Continued)	August 31, 2010

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/10 Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
European Growth & Income Fund	-6.64%	-0.29%	-0.49%
Dow Jones Stoxx 50 Index (USD)	-6.79%	-0.89%	-0.76%

K SHARES Average Annual Total Returns* for the periods ended 8/31/10 Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
European Growth & Income Fund	-7.21%	-0.78%	3.66%
Dow Jones Stoxx 50 Index (USD)	-6.79%	-0.89%	4.01%

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/10 Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
Nasdaq-100 Index Fund	8.73%	2.46%	-8.08%
Nasdaq-100 Index	9.51%	2.82%	-7.67%

K SHARES Average Annual Total Returns* for the periods ended 8/31/10 Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
Nasdaq-100 Index Fund	8.44%	1.99%	2.82%
Nasdaq-100 Index	9.51%	2.83%	3.68%

*	Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**	K Share commencement of operations was October 16, 2003.

About Your Fund’s Expenses August 31, 2010

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Funds’ costs in two ways:

Actual fund return - This line helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from a Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% Return - This line is intended to help you compare a Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs. None of the Funds charge a sales load except Class A and Class B. Therefore, the information under the heading “Based on Hypothetical 5% Return before expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about a Fund’s expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period*	Net Annual Expense Ratio
California Tax-Free Income Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,050	$3.82	0.74%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.77	0.74%
California Insured Intermediate Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,014	$3.45	0.68%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$3.47	0.68%
California Tax-Free Money Market Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,000	$2.67	0.53%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.70	0.53%
U.S. Government Securities Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,062	$3.85	0.74%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.77	0.74%
K Shares
Based on Actual Fund Return	$1,000	$1,059	$6.44	1.24%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$6.31	1.24%
A Shares
Based on Actual Fund Return	$1,000^	$1,034(a)	$3.20(b)	0.99%
Based on Hypothetical 5% Return before expenses	$1,000^	$1,022(a)	$3.18(b)	0.99%
B Shares
Based on Actual Fund Return	$1,000^	$1,033(a)	$4.81(b)	1.49%
Based on Hypothetical 5% Return before expenses	$1,000^	$1,020(a)	$4.78(b)	1.49%
Short-Term U.S. Government Bond Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,012	$2.99	0.59%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$3.01	0.59%
K Shares
Based on Actual Fund Return	$1,000	$1,009	$5.52	1.09%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.55	1.09%

About Your Fund’s Expenses August 31, 2010 – (Continued)

Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period*	Net Annual Expense Ratio
The United States Treasury Trust
Direct Shares
Based on Actual Fund Return	$1,000	$1,000	$2.67	0.53%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.70	0.53%
K Shares
Based on Actual Fund Return	$1,000	$1,000	$5.19	1.03%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.24	1.03%
S&P 500 Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$ 958	$1.78	0.36%
Based on Hypothetical 5% Return before expenses	$1,000	$1,023	$1.84	0.36%
K Shares
Based on Actual Fund Return	$1,000	$ 956	$4.24	0.86%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$4.38	0.86%
S&P MidCap Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$ 982	$2.90	0.58%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.96	0.58%
K Shares
Based on Actual Fund Return	$1,000	$ 979	$5.39	1.08%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.50	1.08%
S&P SmallCap Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$ 966	$3.67	0.74%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.77	0.74%
K Shares
Based on Actual Fund Return	$1,000	$ 963	$6.14	1.24%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$6.31	1.24%
Equity Income Fund
Direct Shares
Based on Actual Fund Return	$1,000	$ 982	$4.85	0.97%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$4.94	0.97%
K Shares
Based on Actual Fund Return	$1,000	$ 980	$7.34	1.47%
Based on Hypothetical 5% Return before expenses	$1,000	$1,018	$7.48	1.47%
A Shares
Based on Actual Fund Return	$1,000^	$ 968(a)	$3.60(b)	1.15%
Based on Hypothetical 5% Return before expenses	$1,000^	$1,021(a)	$3.69(b)	1.15%
B Shares
Based on Actual Fund Return	$1,000^	$ 968(a)	$5.16(b)	1.65%
Based on Hypothetical 5% Return before expenses	$1,000^	$1,020(a)	$5.30(b)	1.65%
European Growth & Income Fund
Direct Shares
Based on Actual Fund Return	$1,000	$ 939	$4.89	1.00%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.09	1.00%
K Shares
Based on Actual Fund Return	$1,000	$ 935	$7.32	1.50%
Based on Hypothetical 5% Return before expenses	$1,000	$1,017	$7.63	1.50%
Nasdaq-100 Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$ 973	$2.44	0.49%
Based on Hypothetical 5% Return before expenses	$1,000	$1,023	$2.50	0.49%
K Shares
Based on Actual Fund Return	$1,000	$ 971	$4.92	0.99%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.04	0.99%

*
Expenses are equal to the Fund’s annual expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

^	Commencement of operations was May 7, 2010.
(a)	Ending Account Value is derived from the unannualized return since inception.
(b)	Expenses are equal to the Fund’s annual expense ratio, multiplied by the average account value over the period, multiplied by the number of days since inception, then divided by 365.

Top Holdings and Sector Breakdowns	August 31, 2010

California Tax-Free Income Fund
Security		Description	Market Value	Percentage of Total Investment
1	CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY	John Muir Health; Series 2008 C	$5,700,000	5.2%
2	LOS ANGELES COMMUNITY REDEVELOPMENT AGENCY	Bunker Hill Project; Series A	4,210,600	3.8%
3	SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY	Multiple Project Revenue Bonds; Series 1989	4,151,717	3.8%
4	CALIFORNIA, STATE OF	General Obligation Bonds; 2005	4,151,280	3.8%
5	EAST SIDE UNION HIGH SCHOOL DISTRICT	Santa Clara County; Ref-2012 Crossover	3,522,906	3.2%
6	RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY	Lease Revenue Bonds; Series A	3,445,980	3.1%
7	UNIVERSITY OF CALIFORNIA	Limited Project Revenue Bonds; 2007 Series D	3,423,090	3.1%
8	CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD	Lease Revenue Bonds; Series I-1	3,291,750	3.0%
9	CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY	Revenue Bonds (Occidental College); Series 2005A	3,288,530	3.0%
10	NEWPORT BEACH, CITY OF	Refunding Revenue Bonds; Hoag Memorial Hospital Presbyterian	3,099,690	2.8%

California Insured Intermediate Fund
Security		Description	Market Value	Percentage of Total Investment
1	SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION	Water Revenue Bonds; Series 2001A	$738,822	5.4%
2	JURUPA PUBLIC FINANCING AUTHORITY	Revenue Bonds; 2010 Series A	695,981	5.1%
3	MONTEREY, COUNTY OF	Certificates of Participation	626,898	4.6%
4	NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT	2005 General Obligation Refunding Bonds	579,195	4.2%
5	EASTERN MUNICIPAL WATER DISTRICT	Water and Sewer Revenue; Series 2010 A	570,119	4.2%
6	BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY	Lease Revenue Refunding; Series A	556,235	4.1%
7	SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY	San Juan Power Project 2002 Refunding; Series A	555,690	4.1%
8	SAN BERNARDINO, COUNTY OF	Certificates of Participation; Series 2002 A	551,885	4.0%
9	SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION	Clean Water Revenue Bonds; 2003 Refunding Series A	548,800	4.0%
10	FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT	General Obligation Refunding Bonds 2005	547,325	4.0%

California Tax-Free Money Market Fund
Security		Description	Market Value	Percentage of Total Investment
1	LOS ANGELES DEPARTMENT OF WATER AND POWER	Water System; Subseries B-2	$2,300,000	4.8%
2	BAY AREA TOLL AUTHORITY	Variable Rate Demand Bonds	2,200,000	4.6%
3	CHINO BASIN CALIFORNIA REGIONAL FINANCING AUTHORITY	Inland Emprire Utilities Agency; Series 2008 B	2,200,000	4.6%
4	LOS ANGELES DEPARTMENT OF WATER AND POWER	Power System; Subseries A-7	2,200,000	4.6%
5	SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY	Power Project Revenue Bonds; 2008 Subordinate Refunding Series B	2,200,000	4.6%
6	SANTA CLARA COUNTY FINANCING AUTHORITY	Multiple Facilities Project	2,195,000	4.6%
7	SANTA BARBARA, COUNTY OF CA	2010-2011; Series A	2,026,699	4.3%
8	SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY	Linden Wind Energy Project Revenue Notes; 2009 Series A	2,002,611	4.2%
9	CALIFORNIA, STATE OF	Kindergarten; Series A-6	2,000,000	4.2%
10	CITY OF SAN JOSE FINANCING AUTHORITY	Lease Revenue Bonds, Hayes Mansion Refunding Project; Series 2008C	2,000,000	4.2%

Top Holdings and Sector Breakdowns (Continued)	August 31, 2010

U.S. Government Securities Fund
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Bill	9/9/2010	$8,299,742	19.5%
2	United States Treasury Note	6/30/2017	4,160,624	9.8%
3	United States Treasury Note	11/15/2018	4,145,447	9.8%
4	United States Treasury Bond	5/15/2016	3,937,032	9.3%
5	United States Treasury Note	2/15/2015	3,708,118	8.7%
6	United States Treasury Bond	5/15/2038	2,720,829	6.4%
7	Government National Mortgage Association	4/15/2036	2,163,187	5.1%
8	Federal National Mortgage Association	12/15/2010	1,926,212	4.5%
9	Government National Mortgage Association	3/15/2038	1,862,365	4.4%
10	United States Treasury Note	8/31/2011	1,564,629	3.7%

Short-Term U.S. Government Bond Fund
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note	6/15/2012	$1,436,093	9.2%
2	United States Treasury Note	11/15/2012	1,425,593	9.1%
3	United States Treasury Note	1/15/2013	1,222,687	7.8%
4	United States Treasury Note	1/15/2012	1,111,430	7.1%
5	Citigroup Funding	10/22/2012	1,025,003	6.5%
6	United States Treasury Note	7/15/2012	1,020,196	6.5%
7	United States Treasury Note	10/15/2012	1,018,360	6.5%
8	United States Treasury Note	9/15/2012	1,017,891	6.5%
9	United States Treasury Note	12/15/2012	1,012,969	6.5%
10	United States Treasury Note	8/15/2012	922,605	5.9%

The United States Treasury Trust
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Bill	11/12/2010	$17,794,660	25.2%
2	United States Treasury Bill	9/2/2010	15,599,934	22.0%
3	United States Treasury Bill	9/23/2010	11,098,949	15.7%
4	Straight-A-Funding CP	10/5/2010	9,997,733	14.1%
5	United States Treasury Bill	10/21/2010	4,098,719	5.8%
6	United States Treasury Bill	9/16/2010	3,999,629	5.7%
7	United States Treasury Bill	9/30/2010	2,399,691	3.4%
8	United States Treasury Bill	11/26/2010	2,399,143	3.4%
9	United States Treasury Bill	11/4/2010	1,699,565	2.4%
10	Straight-A-Funding CP	9/15/2010	1,663,741	2.4%

Top Holdings and Sector Breakdowns (Continued)	August 31, 2010

S&P 500 Index Fund
Security		Market Value	Percentage of Total Investment
1	Exxon Mobil Corp	$2,329,128	3.2%
2	Apple Inc.	1,672,681	2.3%
3	Microsoft Corp	1,384,168	1.9%
4	Procter & Gamble Co/The	1,330,461	1.8%
5	AT&T Inc	1,217,241	1.7%
6	International Business Machines Corp	1,210,611	1.7%
7	Johnson & Johnson	1,200,612	1.6%
8	General Electric Co	1,176,586	1.6%
9	Chevron Corp	1,135,389	1.6%
10	JPMorgan Chase & Co	1,093,453	1.5%

S&P MidCap Index Fund
Security		Market Value	Percentage of Total Investment
1	F5 Networks Inc	$879,632	0.8%
2	New York Community Bancorp Inc	838,626	0.8%
3	Edwards Lifesciences Corp	826,589	0.8%
4	Vertex Pharmaceuticals Inc	815,329	0.8%
5	Lubrizol Corp	808,437	0.7%
6	Newfield Exploration Co	780,786	0.7%
7	Dollar Tree Inc	761,679	0.7%
8	Joy Global Inc	736,825	0.7%
9	Cree Inc	704,211	0.7%
10	Cimarex Energy Co	693,386	0.6%

S&P SmallCap Index Fund
Security		Market Value	Percentage of Total Investment
1	United States Treasury Bill 02/10/2011	$799,424	3.3%
2	United States Treasury Bill 06/02/2011	499,277	2.0%
3	Skyworks Solutions Inc	194,352	0.8%
4	Gardner Denver Inc	147,945	0.6%
5	Tractor Supply Co	146,904	0.6%
6	SM Energy Co	141,436	0.6%
7	Mednax Inc	128,362	0.5%
8	AMERIGROUP Corp	126,862	0.5%
9	National Retail Properties Inc	125,503	0.5%
10	Salix Pharmaceuticals Ltd	125,127	0.5%

Top Holdings and Sector Breakdowns (Continued)	August 31, 2010

Equity Income Fund
Security		Market Value	Percentage of Total Investment
1	Chevron Corp	$4,710,939	3.3%
2	Coca-Cola Co/The	3,053,231	2.2%
3	JPMorgan Chase & Co	2,915,998	2.1%
4	Goldman Sachs Group Inc/The	2,909,974	2.1%
5	Exxon Mobil Corp	2,776,733	2.0%
6	Caterpillar Inc	2,693,844	1.9%
7	Apache Corp	2,302,496	1.6%
8	Pfizer Inc	2,204,011	1.6%
9	Intel Corp	2,171,816	1.5%
10	Eli Lilly & Co	2,083,405	1.5%

European Growth & Income Fund
Security		Market Value	Percentage of Total Investment
1	Nestle SA ADR	$639,839	5.8%
2	HSBC Holdings PLC ADR	568,998	5.1%
3	Novartis AG ADR	564,635	5.1%
4	Vodafone Group PLC ADR	561,774	5.1%
5	BP PLC ADR	448,471	4.1%
6	GlaxoSmithKline PLC ADR	448,351	4.1%
7	Banco Santander SA ADR	432,039	3.9%
8	Telefonica SA ADR	410,034	3.7%
9	Total SA ADR	385,236	3.5%
10	Royal Dutch Shell PLC ADR	383,021	3.5%

Nasdaq-100 Index Fund
Security		Market Value	Percentage of Total Investment
1	Apple Inc	$3,535,679	18.1%
2	QUALCOMM Inc	947,216	4.8%
3	Microsoft Corp	864,534	4.4%
4	Google Inc	814,086	4.2%
5	Oracle Corp	557,677	2.9%
6	Cisco Systems Inc	500,288	2.6%
7	Teva Pharmaceutical Industries Ltd	454,158	2.3%
8	Amazon.com Inc	449,388	2.3%
9	Intel Corp	418,103	2.1%
10	Gilead Sciences Inc	344,407	1.8%

California Tax-Free Income Fund	Portfolio of Investments	8/31/2010

Security Description	Par Value	Rate	Maturity	Value (Note 1)
LONG-TERM SECURITIES (89.29%)

BAY AREA TOLL AUTHORITY
San Francisco; Series F	$500,000	5.000%	4/1/2031	$527,780
San Francisco; Series F-1	2,000,000	5.000%	4/1/2034	2,162,140
CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; Series I-1	3,000,000	6.125%	11/1/2029	3,291,750
CALIFORNIA DEPARTMENT OF WATER RESOURCES
Water System Revenue Bonds, Central Valley J-1; Unrefunded	1,695,000	7.000%	12/1/2011	1,834,261
Water System Revenue Bonds, Central Valley J-3; Prerefunded	35,000	7.000%	12/1/2011	37,954
Water System Revenue Bonds, Central Valley J-3; Unrefunded	2,035,000	7.000%	12/1/2011	2,202,196
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (Occidental College); Series 2005A	3,165,000	5.000%	10/1/2030	3,288,530
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
UniHealth America; Certificates of Participation; 1993 Series A	2,160,000	5.500%	10/1/2014	2,425,118
CALIFORNIA, STATE OF
General Obligation Bonds	2,000,000	5.000%	6/1/2033	2,025,980
General Obligation Bonds; 2005	4,000,000	5.000%	5/1/2027	4,151,280
Variable Purpose	2,000,000	5.000%	3/1/2028	2,077,860
Variable Purpose	3,000,000	5.000%	4/1/2038	3,033,840
CAMPBELL UNION HIGH SCHOOL DISTRICT
Refunding Bonds	2,000,000	5.000%	8/1/2030	2,145,600
CUCAMONGA COUNTY WATER DISTRICT
Water Facilities and Refinancing, 2001	1,080,000	5.000%	9/1/2016	1,111,460
EAST SIDE UNION HIGH SCHOOL DISTRICT
Santa Clara County; Ref-2012 Crossover	2,975,000	5.250%	9/1/2023	3,522,906
ELSINORE VALLEY MUNICIPAL WATER DISTRICT
Certificates of Participation	685,000	6.000%	7/1/2012	707,482
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election 1999; Series C	2,000,000	0.000%	8/1/2027	915,960
KERN HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds; 1996 Series A	2,555,000	6.600%	8/1/2016	2,658,989
Series General Obligation Refunding Bonds; 2004 Series A	2,890,000	5.000%	8/1/2026	3,059,701
LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY
Bunker Hill Project; Series A	4,000,000	5.000%	12/1/2027	4,210,600
LOS ANGELES UNIFIED DISTRICT OF CALIFORNIA
2005 General Obligation Refunding Bonds; Series A-1	2,000,000	5.000%	7/1/2020	2,254,780
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Series C	1,000,000	5.000%	7/1/2035	1,094,780
Water System Revenue Bonds, 2005 Series A	2,000,000	5.000%	3/1/2016	2,307,740
M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
San Juan Project Refunding Revenue Bonds; Series F	955,000	6.125%	7/1/2013	1,011,985
NEWPORT BEACH, CITY OF
Refunding Revenue Bonds; Hoag Memorial Hospital Presbyterian	3,000,000	4.625%	12/1/2024	3,099,690
NOVATO UNIFIED SCHOOL DISTRICT
General Obligation bonds; Election 2001; Series 2005	2,000,000	5.000%	8/1/2028	2,090,220
OAKLAND REDEVELOPMENT AGENCY
Central District Redevelopment Project; Series 1992	1,370,000	5.500%	2/1/2014	1,395,879
RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY
Lease Revenue Bonds; Series A	3,000,000	6.000%	5/1/2022	3,445,980
ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000%	2/15/2024	1,011,710
ROSEVILLE WOODCREEK WEST
Special Tax Refunding; Series 2005	1,000,000	5.000%	9/1/2030	985,090
SACRAMENTO CITY FINANCING AUTHORITY
Capital Improvement: Series A	2,000,000	5.000%	12/1/2036	2,030,940
SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FIN AUTH.
Special Tax Revenue Bonds; 1996 Series A	1,575,000	6.000%	9/1/2016	1,898,190
SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B	1,440,000	5.250%	7/1/2016	1,730,693
SANTA ANA UNIFIED SCHOOL DISTRICT
Certificates of Participation	2,000,000	5.250%	4/1/2037	2,017,620
SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds; 1997 Series A	2,000,000	6.000%	11/15/2012	2,229,460
Lease Revenue Refunding Bonds; 1997 Series A	1,750,000	5.750%	11/15/2013	2,019,675
Multiple Facilities Project	2,065,000	5.000%	11/15/2016	2,432,694

See accompanying notes to financial statements

California Tax-Free Income Fund	Portfolio of Investments - (continued)	8/31/2010

Security Description	Par Value	Rate	Maturity	Value (Note 1)
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Election 2004; Capital Appreciation Bonds	$2,500,000	0.000%	8/1/2029	$845,175
SANTA MONICA - MALIBU UNIFIED SCHOOL DISTRICT
Election 2006; Series A	2,000,000	5.000%	8/1/2032	2,188,380
SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Election 2002; Series B	1,000,000	5.000%	8/1/2027	1,062,540
SONOMA, COUNTY OF
Certificates of Participation; 2002 Series A	1,815,000	5.000%	11/15/2012	1,975,246
SOUTH COAST AIR QUALITY MANAGEMENT DISTRICT
Installment Sale Revenue Bonds; Series 1992	900,000	6.000%	8/1/2011	925,839
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Multiple Project Revenue Bonds; Series 1989	3,585,000	6.750%	7/1/2013	4,151,717
UNIVERSITY OF CALIFORNIA
Limited Project Revenue Bonds; 2007 Series D	3,000,000	5.000%	5/15/2024	3,423,090
VAL VERDE UNIFIED SCHOOL DISTRICT
Refunding and School Construction Project; 2005 Series B	635,000	5.000%	1/1/2024	744,506
School Construction Project; Unrefunded; 2005 Series B	1,345,000	5.000%	1/1/2024	1,364,247
WEST VALLEY MISSION COMMUNITY COLLEGE DISTRICT
Election 2004; Series A	2,000,000	5.000%	8/1/2030	2,114,100
WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
Election 2001; Capital Appreciation Bonds, Series B	3,595,000	0.000%	9/1/2029	1,248,148
YUBA COUNTY LEVEE FINANCING AUTHORITY
Levee Financing Project; Series A	1,305,000	5.000%	9/1/2038	1,325,789

Total Long-Term Securities (Cost $95,261,650)				99,817,290

VARIABLE RATE DEMAND NOTES* (9.56%)

CALIFORNIA STATE
Kindergarten; Series A-5 Remarket	1,900,000	0.220%	9/1/2010	1,900,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY	5,700,000	0.220%	9/1/2010	5,700,000
John Muir Health; Series 2008 C
LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System; 2001 Subseries B-3	1,410,000	0.260%	9/1/2010	1,410,000
SACRAMENTO COUNTY CALIFORNIA SANITATION DISTRICT
Refunded Sub Lien-B	200,000	0.230%	9/1/2010	200,000
Refunded Sub Lien-C	1,475,000	0.230%	9/1/2010	1,475,000

Total Variable Rate Demand Notes (Cost $10,685,000)				10,685,000

Total Investments (Cost $105,946,650) (a) (98.85%)				110,502,290
Other Net Assets (1.15%)				1,283,820
Net Assets (100.00%)				$111,786,110

(a) Aggregate cost for federal income tax purposes is $105,811,521. At August 31, 2010, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$5,356,599
Unrealized depreciation				(665,830)
Net unrealized appreciation				$4,690,769

* Stated maturity reflects next reset date.

See accompanying notes to financial statements

California Insured Intermediate Fund	Portfolio of Investments	8/31/2010

Security Description	Par Value	Rate	Maturity	Value (Note 1)
LONG-TERM SECURITIES (85.71%)

BAY AREA INFRASTRUCTURE FINANCING AUTHORITY
State Payment Acceleration Notes	$500,000	5.000%	8/1/2017	$521,750
BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY
Lease Revenue Refunding; Series A	500,000	5.250%	6/1/2013	556,235
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
University of San Francisco Revenue Bonds; Series 1996	500,000	5.600%	10/1/2010	501,880
CALIFORNIA STATE PUBLIC WORKS BOARD
CA State Prison -- Lassen County; 2001 Series A	400,000	5.250%	6/1/2011	413,164
Lease Revenue Refunding Bonds; 2001 Series A	500,000	5.250%	6/1/2012	539,630
University of California Research Project	400,000	5.250%	11/1/2014	464,332
CASTAIC LAKE WATER AGENCY
Water System Improvement Projects; Series 2001A	500,000	6.000%	8/1/2012	516,930
CHAFFEY UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Series C	500,000	5.000%	5/1/2012	536,540
EASTERN MUNICIPAL WATER DISTRICT
Water and Sewer Revenue; Series 2010 A	550,000	5.250%	7/1/2012	570,119
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2005	500,000	5.500%	8/1/2012	547,325
FRESNO, CITY OF
Water System Revenue Refunding; Series A	500,000	6.000%	6/1/2011	519,205
JURUPA PUBLIC FINANCING AUTHORITY
Revenue Bonds; 2010 Series A	650,000	4.000%	9/1/2017	695,981
KINGS RIVER CONSERVATION DISTRICT
Pine Flat Power Revenue Refunding Bonds; Series G	250,000	3.200%	1/1/2019	268,463
LOS ANGELES DEPARTMENT OF WATER AND POWER
Power Project Revenue Bond; 2001 Series A	500,000	5.250%	7/1/2014	518,075
MONTEREY, COUNTY OF
Certificates of Participation	600,000	5.250%	8/1/2014	626,898
NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
2005 General Obligation Refunding Bonds	500,000	5.000%	8/1/2014	579,195
General Obligation Bonds; 2002 Series A	500,000	5.000%	8/1/2012	543,065
SAN BERNARDINO, COUNTY OF
Certificates of Participation; Series 2002 A	500,000	5.000%	7/1/2015	551,885
SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION
Clean Water Revenue Bonds; 2003 Refunding Series A	500,000	5.250%	10/1/2015	548,800
Water Revenue Bonds; Series 2001A	700,000	5.000%	11/1/2015	738,822
Water Revenue Refunding Bonds; Series B	500,000	5.000%	11/1/2013	546,035
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
San Juan Power Project 2002 Refunding; Series A	500,000	5.500%	1/1/2013	555,690

Total Long-Term Securities (Cost $11,367,137)				11,860,019

VARIABLE RATE DEMAND NOTES* (13.01%)

CALIFORNIA STATE
Kindergarten; Series A-5 Remarket	400,000	0.220%	9/1/2010	400,000
IRVINE IMPROVEMENT BOND ACT 1915
Assesment District No 94-13	500,000	0.230%	9/1/2010	500,000
LOS ANGELES DEPARTMENT OF WATER AND POWER
Water System; 2001 Subseries B-2	500,000	0.220%	9/1/2010	500,000
SACRAMENTO COUNTY SANITATION DISTRICTS FINANCING AUTHORITY
Refunded Sub Lien-B	400,000	0.230%	9/1/2010	400,000

Total Variable Rate Demand Notes (Cost $1,800,000)				1,800,000

Total Investments (Cost $13,167,137) (a) (98.72%)				13,660,019
Other Net Assets (1.28%)				177,046
Net Assets (100.00%)				$13,837,065

(a) Aggregate cost for federal income tax purposes is $13,166,922. At August 31, 2010, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$498,255
Unrealized depreciation				(5,158)
Net unrealized appreciation				$493,097

* Stated maturity reflects next reset date.

See accompanying notes to financial statements

California Tax Free Money Market Fund	Portfolio of Investments	8/31/2010

Security Description	Par Value	Rate	Maturity	Value (Note 1)
TAX AND REVENUE ANTICIPATION NOTES (14.89%)

CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY
2010-2011 Bonds; Series D	$1,000,000	2.000%	3/1/2011	$1,006,197
RIVERSIDE, COUNTY OF CA
2009 Teeter Obligation Notes; Series C	1,000,000	2.000%	10/15/2010	1,001,525
2010-2011; Series B	1,000,000	2.000%	6/30/2011	1,011,954
SANTA BARBARA, COUNTY OF CA
2010-2011; Series A	2,000,000	2.000%	6/30/2011	2,026,699
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Linden Wind Energy Project Revenue Notes; 2009 Series A	2,000,000	2.000%	10/1/2010	2,002,611

Total Tax & Revenue Anticipation Notes (Cost $7,048,986)				7,048,986

VARIABLE RATE DEMAND NOTES* (85.55%)

ABAG FINANCIAL AUTHORITY FOR NON-PROFIT CORPS
Revenue Bonds	1,450,000	0.260%	9/2/2010	1,450,000
BAY AREA TOLL AUTHORITY
Variable Rate Demand Bonds	2,200,000	0.180%	9/2/2010	2,200,000
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
California Institute of Technology; 2006 Series B	1,400,000	0.180%	9/2/2010	1,400,000
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Refunding Revenue Bonds; Pacific Gas and Electric Company, 2009 Series B	800,000	0.220%	9/1/2010	800,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
John Muir Health; Series 2008 C	1,900,000	0.220%	9/1/2010	1,900,000
Revenue Refunding Bonds - Series 2007A	900,000	0.250%	9/1/2010	900,000
CALIFORNIA, STATE OF
Series B; Subseries B-1	800,000	0.260%	9/1/2010	800,000
Kindergarten; Series A-5	200,000	0.220%	9/1/2010	200,000
Kindergarten; Series A-6	2,000,000	0.250%	9/2/2010	2,000,000
CHINO BASIN CALIFORNIA REGIONAL FINANCING AUTHORITY
Inland Emprire Utilities Agency; Series 2008 B	2,200,000	0.290%	9/1/2010	2,200,000
CITY OF SAN JOSE FINANCING AUTHORITY
Lease Revenue Bonds, Hayes Mansion Refunding Project; Series 2008C	2,000,000	0.230%	9/1/2010	2,000,000
EASTERN MUNICIPAL WATER DISTRICT
Water and Sewer Revenue; Series 2008 C	500,000	0.250%	9/1/2010	500,000
Water and Sewer Revenue; Series 2008 G	1,700,000	0.270%	9/1/2010	1,700,000
IRVINE IMPROVEMENT BOND ACT 1915
Limited Obligation Assesment District No 93-14	555,000	0.240%	9/1/2010	555,000
Assesment District No 87-8	200,000	0.230%	9/1/2010	200,000
Assesment District No 94-13	600,000	0.230%	9/1/2010	600,000
Assesment District No 94-15	225,000	0.230%	9/1/2010	225,000
LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System; Subseries A-7	2,200,000	0.250%	9/2/2010	2,200,000
Water System; Subseries B-2	2,300,000	0.220%	9/1/2010	2,300,000
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds, 2000 Authorization; Series B-3	1,100,000	0.230%	9/1/2010	1,100,000
Water Revenue Refunding Bonds; 2001 Series C-2	500,000	0.240%	9/1/2010	500,000
ORANGE COUNTY HOUSING AUTHORITY
Lantern Pines PJ-CC	1,260,000	0.300%	9/1/2010	1,260,000
ORANGE COUNTY WATER DISTRICT
Certificates of Participation; 2003 Series A	2,000,000	0.230%	9/1/2010	2,000,000
PARAMOUNT UNIFIED SCHOOL DISTRICT
School Facility Bridge Funding	1,600,000	0.260%	9/2/2010	1,600,000
SACRAMENTO COUNTY SANITATION DISTRICTS FINANCING AUTHORITY
2008 Subordinate Lien Variable Rate Refunding Revenue Bonds; Series A	400,000	0.230%	9/1/2010	400,000
2008 Subordinate Lien Variable Rate Refunding Revenue Bonds; Series C	200,000	0.230%	9/1/2010	200,000
SANTA ANA HOUSING AUTHORITY
Harbor Pointe Apartments; 1995 Series A	1,720,000	0.400%	9/2/2010	1,720,000
SANTA CLARA COUNTY FINANCING AUTHORITY
Multiple Facilities Project	2,195,000	0.300%	9/1/2010	2,195,000
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Power Project Revenue Bonds; 2008 Subordinate Refunding Series B	2,200,000	0.290%	9/1/2010	2,200,000
Transmission Project Revenue Bonds; 1991 Subordinate Refunding Series	1,300,000	0.280%	9/1/2010	1,300,000
TRACY, CITY OF
Sycamore: 7/03	1,000,000	0.260%	9/2/2010	1,000,000
TUSTIN, CITY OF
Improvement Bond Act 95-2	900,000	0.230%	9/1/2010	900,000

Total Variable Rate Demand Notes (Cost $40,505,000)				40,505,000

See accompanying notes to financial statements

California Tax-Free Money Market Fund	Portfolio of Investments - (continued)	8/31/2010

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Total Investments (Cost $47,553,986) (a) (100.44%)	$47,553,986
Other Net Assets (-0.44%)	(210,473)
Net Assets (100.00%)	$47,343,513

(a) Aggregate cost for federal income tax purposes is $47,553,986.

* Stated maturity reflects next reset date.

U.S. Government Securities Fund	Portfolio of Investments	8/31/2010

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Corporate Bonds (2.40%)
Citigroup Funding	$1,000,000	1.875%	10/22/2012	$1,025,003
Total Corporate Bonds (Cost $1,002,835)				1,025,003

Federal Home Loan Mortgage Corporation (3.13%)
	1,300,000	5.500%	3/15/2011	1,336,895
Total Federal Home Loan Mortgage Corporation (Cost $1,310,059)				1,336,895

Federal National Mortgage Association (4.51%)
	1,900,000	4.750%	12/15/2010	1,926,212
Total Federal National Mortgage Association (Cost $1,895,856)				1,926,212

Government National Mortgage Association (16.06%)
	40,434	6.000%	4/15/2014	43,688
	62,917	6.000%	4/15/2014	67,981
	26,282	6.000%	4/15/2016	28,414
	93,108	6.500%	4/15/2016	101,183
	81,074	6.000%	5/15/2016	87,649
	7,909	10.000%	9/15/2018	9,205
	23,565	9.000%	10/15/2018	23,883
	559,850	5.000%	7/15/2020	600,867
	231,553	5.500%	1/15/2025	254,415
	391,131	6.000%	1/15/2026	430,895
	1,991,505	5.500%	4/15/2036	2,163,187
	1,729,485	5.000%	3/15/2038	1,862,365
	1,094,679	6.000%	6/15/2038	1,193,620
Total Government National Mortgage Association (Cost $6,307,417)				6,867,352

United States Treasury Bills (19.42%)
	8,300,000	0.142%^	9/9/2010	8,299,742
Total United States Treasury Bills (Cost $8,299,742)				8,299,742

United States Treasury Bonds (15.58%)
	3,000,000	7.250%	5/15/2016	3,937,032
	2,300,000	4.500%	5/15/2038	2,720,829
Total United States Treasury Bonds (Cost $6,211,580)				6,657,861

United States Treasury Notes (38.27%)
	1,500,000	4.625%	8/31/2011	1,564,629
	1,200,000	2.750%	10/31/2013	1,275,000
	1,319,000	4.750%	5/15/2014	1,505,824
	3,300,000	4.000%	2/15/2015	3,708,118
	4,000,000	2.500%	6/30/2017	4,160,624
	3,700,000	3.750%	11/15/2018	4,145,447
Total United States Treasury Notes (Cost $15,592,240)				16,359,642

Total Investments (Cost $40,619,729) (a) (99.37%)				42,472,707
Other Net Assets (0.63%)				270,907
Net Assets (100.00%)				$42,743,614

(a) Aggregate cost for federal income tax purposes is $40,619,729. At August 31, 2010, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$1,959,173
Unrealized depreciation				(106,195)
Net unrealized appreciation				$1,852,978

^ Zero coupon bond. Interest rate presented is yield to maturity.

See accompanying notes to financial statements

Short-Term U.S. Government Bond Fund	Portfolio of Investments	8/31/2010

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Corporate Bonds (6.49%)
Citigroup Funding	$1,000,000	1.875%	10/22/2012	$1,025,003
Total Corporate Bonds (Cost $1,002,835)				1,025,003

Government National Mortgage Association (2.72%)
	169,893	2.375%	6/20/2034	174,134
	248,927	2.750%	11/20/2034	256,022
Total Government National Mortgage Association (Cost $421,576)				430,156

United States Treasury Bills (5.06%)
	800,000	0.142%^	9/9/2010	799,975
Total United States Treasury Bills (Cost $799,975)				799,975

United States Treasury Notes (84.98%)
	600,000	0.875%	1/31/2011	601,781
	700,000	1.750%	11/15/2011	711,840
	1,100,000	1.125%	1/15/2012	1,111,430
	400,000	1.375%	2/15/2012	405,750
	300,000	1.375%	3/15/2012	304,606
	600,000	1.375%	4/15/2012	609,516
	600,000	1.375%	5/15/2012	609,539
	1,400,000	1.875%	6/15/2012	1,436,093
	1,000,000	1.500%	7/15/2012	1,020,196
	900,000	1.750%	8/15/2012	922,605
	1,000,000	1.375%	9/15/2012	1,017,891
	1,000,000	1.375%	10/15/2012	1,018,360
	1,400,000	1.375%	11/15/2012	1,425,593
	1,000,000	1.125%	12/15/2012	1,012,969
	1,200,000	1.375%	1/15/2013	1,222,687
Total United States Treasury Notes (Cost $13,218,170)				13,430,856

Total Investments (Cost $15,442,556) (a) (99.25%)				15,685,990
Other Net Assets (0.75%)				119,268
Net Assets (100.00%)				$15,805,258

(a) Aggregate cost for federal income tax purposes is $15,442,556. At August 31, 2010, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$243,434
Unrealized depreciation				—
Net unrealized appreciation				$243,434

^ Zero coupon bond. Interest rate presented is yield to maturity.

The United States Treasury Trust	Portfolio of Investments	8/31/2010

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Commercial Paper (16.46%)
Straight-A-Funding CP*	$1,664,000		9/15/2010	$1,663,741
Straight-A-Funding CP*	10,000,000		10/5/2010	9,997,733
Total Commercial Paper (Cost $11,661,474)				11,661,474

United States Treasury Bills (83.42%)
	15,600,000	0.157%^	9/2/2010	15,599,934
	4,000,000	0.226%^	9/16/2010	3,999,629
	11,100,000	0.157%^	9/23/2010	11,098,949
	2,400,000	0.162%^	9/30/2010	2,399,691
	4,100,000	0.228%^	10/21/2010	4,098,719
	1,700,000	0.146%^	11/4/2010	1,699,565
	17,800,000	0.152%^	11/12/2010	17,794,660
	2,400,000	0.152%^	11/26/2010	2,399,143
Total United States Treasury Bills (Cost $59,090,290)				59,090,290

Total Investments (Cost $70,751,764) (a) (99.88%)				70,751,764
Other Net Assets (0.12%)				88,252
Net Assets (100.00%)				$70,840,016

(a) Aggregate cost for federal income tax purposes is $70,751,764.

* Backed by the full faith and credit of the US Government.

^ Zero coupon bond. Interest rate presented is yield to maturity.

See accompanying notes to financial statements

S&P 500 Index Fund	Portfolio of Investments	8/31/2010

Company	Shares	Value (Note 1)
Common Stock (99.42%)

Basic Materials (3.42%)
Airgas Inc	626	$41,191
Air Products & Chemicals Inc	1,615	119,558
AK Steel Holding Corp	834	10,625
Alcoa Inc	7,435	75,911
Allegheny Technologies Inc	854	34,775
CF Industries Holdings Inc	370	34,225
Cliffs Natural Resources Inc	999	61,129
Dow Chemical Co/The	8,728	212,701
Eastman Chemical Co	710	43,701
Ecolab Inc	1,812	85,889
EI du Pont de Nemours & Co	6,896	281,150
FMC Corp	551	34,316
Freeport-McMoRan Copper & Gold Inc	3,280	236,094
International Flavors & Fragrances Inc	683	31,206
International Paper Co	3,595	73,554
MeadWestvaco Corp	1,512	32,901
Monsanto Co	4,159	218,971
Newmont Mining Corp	3,766	230,931
Nucor Corp	2,404	88,419
Plum Creek Timber Co Inc	1,242	42,812
PPG Industries Inc	1,387	91,306
Praxair Inc	2,341	201,396
Sherwin-Williams Co/The	726	51,096
Sigma-Aldrich Corp	928	49,342
Titanium Metals Corp*	700	12,684
United States Steel Corp	1,093	46,463
Vulcan Materials Co	956	35,143
Weyerhaeuser Co	1,612	25,308
Total Basic Materials		2,502,797

Communications (11.60%)
Akamai Technologies Inc*	1,400	64,498
Amazon.com Inc*	2,600	324,558
American Tower Corp*	3,063	143,532
AT&T Inc	45,033	1,217,241
CBS Corp	5,761	79,617
CenturyLink Inc	2,456	88,809
Cisco Systems Inc*	43,900	880,195
Comcast Corp	21,785	372,959
Corning Inc	11,875	186,200
DIRECTV*	7,302	276,892
Discovery Communications Inc*	2,163	81,653
eBay Inc*	8,960	208,230
Expedia Inc	1,700	38,862
Frontier Communications Corp	8,240	63,695
Gannett Co Inc	2,073	25,063
Google Inc*	1,840	828,037
Harris Corp	1,005	42,280
Interpublic Group of Cos Inc/The*	4,290	36,594
JDS Uniphase Corp*	1,800	16,542
Juniper Networks Inc*	4,300	116,960
McAfee Inc*	1,288	60,600
McGraw-Hill Cos Inc/The	2,403	66,443
MetroPCS Communications Inc*	1,990	17,791
Meredith Corp	327	9,568
Motorola Inc*	17,635	132,792
New York Times Co/The*	1,459	10,476
News Corp	17,195	216,141
Omnicom Group Inc	2,375	83,149
priceline.com Inc*	335	97,646
QUALCOMM Inc	12,746	488,299
Qwest Communications International Inc	11,331	64,020
Scripps Networks Interactive Inc	800	$32,144
Sprint Nextel Corp*	22,657	92,441
Symantec Corp*	6,780	92,411
Tellabs Inc	3,680	26,128
Time Warner Cable Inc	2,689	138,779
Time Warner Inc	8,910	267,122
VeriSign Inc*	1,467	42,734
Verizon Communications Inc	21,678	639,718
Viacom Inc	5,027	157,948
Walt Disney Co/The	14,679	478,389
Washington Post Co/The	47	16,931
Windstream Corp	4,013	46,290
Yahoo! Inc*	9,088	118,871
Total Communications		8,489,248

Consumer, Cyclical (8.69%)
Abercrombie & Fitch Co	700	24,220
AutoNation Inc*	1,202	27,141
AutoZone Inc*	228	47,830
Bed Bath & Beyond Inc*	2,004	72,084
Best Buy Co Inc	2,606	81,802
Big Lots Inc*	835	26,102
Carnival Corp	3,334	103,954
Cintas Corp	1,157	29,492
Coach Inc	2,633	94,367
Costco Wholesale Corp	3,327	188,142
CVS Caremark Corp	10,764	290,628
Darden Restaurants Inc	1,181	48,728
DR Horton Inc	2,596	26,635
Family Dollar Stores Inc	1,287	55,071
Fastenal Co	1,007	45,587
Ford Motor Co*	25,238	284,937
GameStop Corp*	1,500	26,895
Gap Inc/The	3,633	61,361
Genuine Parts Co	1,439	60,337
Goodyear Tire & Rubber Co/The*	1,847	17,066
Harley-Davidson Inc	2,164	52,628
Harman International Industries Inc*	529	16,489
Hasbro Inc	950	38,342
Home Depot Inc	12,976	360,863
International Game Technology	2,266	33,084
JC Penney Co Inc	1,836	36,720
Johnson Controls Inc	5,136	136,258
Kohl's Corp*	2,339	109,886
Lennar Corp	1,300	17,121
Lowe's Cos Inc	11,233	228,030
Ltd Brands Inc	2,041	48,168
Macy's Inc	3,640	70,762
Marriott International Inc	1,935	61,939
Mattel Inc	2,758	57,890
McDonald's Corp	8,235	601,649
Newell Rubbermaid Inc	2,365	35,522
NIKE Inc	2,973	208,110
Nordstrom Inc	1,261	36,468
Office Depot Inc*	2,343	7,990
O'Reilly Automotive Inc*	1,124	53,131
PACCAR Inc	2,774	113,706
Polo Ralph Lauren Corp	500	37,870
Pulte Group Inc*	2,804	22,516
RadioShack Corp	1,294	23,913
Ross Stores Inc	954	47,347
Sears Holdings Corp*	447	27,669
Southwest Airlines Co	5,662	62,565
Staples Inc	5,524	98,161
Starbucks Corp	5,669	130,330
Starwood Hotels & Resorts Worldwide Inc	1,427	66,684
Target Corp	5,741	$293,710
Tiffany & Co	1,141	45,218
TJX Cos Inc	3,203	127,127
Urban Outfitters Inc*	989	29,986
VF Corp	775	54,731
Walgreen Co	7,546	202,836
Wal-Mart Stores Inc	16,283	816,430
Whirlpool Corp	642	47,611
WW Grainger Inc	482	50,991
Wynn Resorts Ltd	526	42,401
Wyndham Worldwide Corp	1,509	34,994
Yum! Brands Inc	3,826	159,544
Total Consumer, Cyclical		6,359,769

Consumer, Non-Cyclical (22.43%)
Abbott Laboratories	11,803	582,360
Aetna Inc	3,308	88,390
Allergan Inc	2,346	144,091
Altria Group Inc	15,814	352,968
AmerisourceBergen Corp	2,503	68,282
Amgen Inc*	7,324	373,817
Apollo Group Inc*	980	41,630
Archer-Daniels-Midland Co	4,902	150,884
Automatic Data Processing Inc	3,851	148,687
Avery Dennison Corp	891	28,975
Avon Products Inc	3,259	94,837
Baxter International Inc	4,600	195,776
Becton Dickinson and Co	1,809	123,356
Biogen Idec Inc*	2,057	110,667
Boston Scientific Corp*	11,526	59,820
Bristol-Myers Squibb Co	13,062	340,657
Brown-Forman Corp	848	51,974
Campbell Soup Co	1,449	53,990
Cardinal Health Inc	2,767	82,899
CareFusion Corp*	1,546	33,363
Celgene Corp*	3,507	180,681
Cephalon Inc*	569	32,211
CIGNA Corp	2,346	75,588
Clorox Co	1,128	73,117
Coca-Cola Co/The	17,683	988,833
Coca-Cola Enterprises Inc	2,425	69,016
ConAgra Foods Inc	3,380	72,974
Constellation Brands Inc*	1,669	27,806
Coventry Health Care Inc*	1,300	25,155
CR Bard Inc	736	56,547
DaVita Inc*	857	55,379
Dean Foods Co*	1,377	14,087
DENTSPLY International Inc	1,160	32,271
DeVry Inc	471	17,950
Dr Pepper Snapple Group Inc	2,104	77,469
Eli Lilly & Co	7,716	258,949
Equifax Inc	1,159	34,156
Estee Lauder Cos Inc/The	900	50,463
Express Scripts Inc*	4,328	184,373
Forest Laboratories Inc*	2,302	62,822
Fortune Brands Inc	1,241	55,584
General Mills Inc	4,984	180,221
Genzyme Corp*	2,172	152,279
Gilead Sciences Inc*	6,867	218,783
H&R Block Inc	2,712	34,849
Hershey Co/The	1,268	58,924
HJ Heinz Co	2,408	111,346
Hormel Foods Corp	532	22,956
Hospira Inc*	1,350	69,336
Humana Inc*	1,388	66,333
Intuitive Surgical Inc*	313	82,954
Iron Mountain Inc	1,493	30,278
JM Smucker Co/The	981	57,369
Johnson & Johnson	21,056	1,200,612

See accompanying notes to financial statements

S&P 500 Index Fund	Portfolio of Investments – (continued)	8/31/2010

Company	Shares	Value (Note 1)
Kellogg Co	1,940	$96,379
Kimberly-Clark Corp	3,169	204,084
King Pharmaceuticals Inc*	2,430	21,165
Kraft Foods Inc	13,236	396,418
Kroger Co/The	5,408	106,700
Laboratory Corp of America Holdings*	810	58,822
Life Technologies Corp*	1,360	58,167
Lorillard Inc	1,225	93,112
Mastercard Inc	732	145,200
McCormick & Co Inc	1,075	42,860
McKesson Corp	2,045	118,712
Mead Johnson Nutrition Co	1,560	81,416
Medco Health Solutions Inc*	3,638	158,180
Medtronic Inc	8,446	265,880
Merck & Co Inc	23,310	819,580
Molson Coors Brewing Co	1,200	52,272
Monster Worldwide Inc*	1,196	13,192
Moody's Corp	1,498	31,668
Mylan Inc*	2,332	40,017
Patterson Cos Inc	758	19,170
Paychex Inc	2,454	61,080
PepsiCo Inc	12,399	795,768
Pfizer Inc	61,582	981,001
Philip Morris International Inc	14,535	747,680
Procter & Gamble Co/The	22,297	1,330,461
Quanta Services Inc*	1,601	28,722
Quest Diagnostics Inc	1,280	55,680
Reynolds American Inc	1,470	80,174
Robert Half International Inc	1,510	32,586
RR Donnelley & Sons Co	1,958	29,654
SAIC Inc*	2,336	34,760
Safeway Inc	3,101	58,299
Sara Lee Corp	5,321	76,835
St Jude Medical Inc*	2,550	88,154
Stryker Corp	2,155	93,074
SUPERVALU Inc	1,839	17,875
Sysco Corp	4,516	124,145
Tenet Healthcare Corp*	4,695	18,404
Total System Services Inc	1,504	21,357
Tyson Foods Inc	2,328	38,133
UnitedHealth Group Inc	8,867	281,261
Varian Medical Systems Inc*	1,100	58,564
Visa Inc	3,418	235,774
Watson Pharmaceuticals Inc*	836	36,007
WellPoint Inc*	3,497	173,731
Western Union Co/The	5,814	91,164
Whole Foods Market Inc*	1,300	45,227
Zimmer Holdings Inc*	1,625	76,651
Total Consumer, Non-Cyclical		16,394,309

Diversified (0.04%)
Leucadia National Corp*	1,447	30,893
Total Diversified		30,893

Energy (10.95%)
Anadarko Petroleum Corp	3,750	172,463
Apache Corp	2,565	230,465
Baker Hughes Inc	3,384	127,171
Cabot Oil & Gas Corp	791	22,021
Cameron International Corp*	1,865	68,595
Chesapeake Energy Corp	4,942	102,201
Chevron Corp	15,310	1,135,389
ConocoPhillips	11,322	593,612
Consol Energy Inc	1,500	48,300
Denbury Resources Inc*	1,906	28,094
Devon Energy Corp	3,389	204,289
Diamond Offshore Drilling Inc	576	33,512
El Paso Corp	5,972	$68,021
EOG Resources Inc	1,925	167,225
EQT Corp	1,085	35,371
Exxon Mobil Corp	39,370	2,329,128
First Solar Inc*	370	47,305
FMC Technologies Inc*	1,024	63,334
Halliburton Co	6,883	194,169
Helmerich & Payne Inc	805	29,817
Hess Corp	2,293	115,223
Marathon Oil Corp	5,401	164,676
Massey Energy Co	652	18,745
Murphy Oil Corp	1,600	85,696
Nabors Industries Ltd*	2,404	37,695
National Oilwell Varco Inc	3,192	119,987
Noble Energy Inc	1,400	97,692
Occidental Petroleum Corp	6,194	452,658
Peabody Energy Corp	2,200	94,160
Pioneer Natural Resources Co	880	50,882
QEP Resources Inc	1,500	43,545
Range Resources Corp	1,400	47,334
Rowan Cos Inc*	921	23,679
Schlumberger Ltd	10,478	558,801
Southwestern Energy Co*	2,800	91,616
Spectra Energy Corp	5,340	108,616
Sunoco Inc	1,006	33,882
Tesoro Corp	1,200	13,476
Valero Energy Corp	4,652	73,362
Williams Cos Inc/The	4,450	80,679
Total Energy		8,012,886

Financial (15.30%)
Aflac Inc	3,570	168,683
Allstate Corp/The	4,094	112,994
American Express Co	9,075	361,820
American International Group Inc*	1,079	36,610
Ameriprise Financial Inc	1,978	86,201
AON Corp	2,090	75,742
Apartment Investment & Management Co	1,148	23,465
Assurant Inc	891	32,575
AvalonBay Communities Inc	722	75,969
Bank of America Corp	75,832	944,108
Bank of New York Mellon Corp/The	9,190	223,041
BB&T Corp	5,247	116,064
Berkshire Hathaway Inc*	12,622	994,361
Boston Properties Inc	1,058	86,121
Capital One Financial Corp	3,543	134,138
CB Richard Ellis Group Inc*	2,058	33,792
Charles Schwab Corp/The	7,272	92,791
Chubb Corp	2,606	143,643
Cincinnati Financial Corp	1,551	41,381
Citigroup Inc*	148,813	553,584
CME Group Inc	507	125,777
Comerica Inc	1,331	45,800
Discover Financial Services	4,142	60,100
E*Trade Financial Corp*	1,181	14,656
Equity Residential	2,107	96,564
Federated Investors Inc	848	17,681
Fifth Third Bancorp	6,069	67,062
First Horizon National Corp*	1,732	17,459
Franklin Resources Inc	1,137	109,732
Genworth Financial Inc*	3,728	40,374
Goldman Sachs Group Inc/The	3,923	537,216
Hartford Financial Services Group Inc	2,922	58,908
HCP Inc	2,387	84,070
Health Care REIT Inc	938	43,092
Host Hotels & Resorts Inc	4,816	$63,234
Hudson City Bancorp Inc	4,300	49,558
Huntington Bancshares Inc	5,456	28,862
IntercontinentalExchange Inc*	600	57,336
Invesco Ltd	3,410	61,721
Janus Capital Group Inc	1,389	12,612
JPMorgan Chase & Co	30,073	1,093,453
KeyCorp	6,704	49,408
Kimco Realty Corp	3,065	45,699
Legg Mason Inc	1,239	31,384
Lincoln National Corp	2,305	53,845
Loews Corp	2,994	105,209
M&T Bank Corp	659	56,437
Marsh & McLennan Cos Inc	4,025	95,473
Marshall & Ilsley Corp	4,004	26,226
MetLife Inc	6,248	234,925
Morgan Stanley	10,374	256,134
NASDAQ OMX Group Inc/The*	1,127	20,185
Northern Trust Corp	1,843	85,036
NYSE Euronext	2,200	61,028
People's United Financial Inc	2,887	36,723
PNC Financial Services Group Inc	3,945	201,037
Principal Financial Group Inc	2,434	56,104
Progressive Corp/The	5,145	101,871
ProLogis	3,611	39,179
Prudential Financial Inc	3,541	179,068
Public Storage	1,035	101,451
Regions Financial Corp	9,066	58,294
Simon Property Group Inc	2,175	196,729
SLM Corp*	3,621	40,012
State Street Corp	3,775	132,427
SunTrust Banks Inc	3,809	85,664
T Rowe Price Group Inc	1,965	86,028
Torchmark Corp	787	38,838
Travelers Cos Inc/The	3,769	184,606
Unum Group	2,983	59,809
US Bancorp	14,594	303,555
Ventas Inc	1,297	65,511
Vornado Realty Trust	1,196	96,948
Wells Fargo & Co	39,005	918,568
XL Group Plc	2,610	46,745
Zions Bancorporation	1,054	19,425
Total Financial		11,191,931

Industrial (10.56%)
3M Co	5,402	424,327
Agilent Technologies Inc*	2,633	71,012
Amphenol Corp	1,420	57,822
Ball Corp	779	43,686
Bemis Co Inc	906	26,156
Boeing Co/The	5,545	338,966
Caterpillar Inc	4,752	309,640
CH Robinson Worldwide Inc	1,280	83,187
CSX Corp	2,995	149,421
Cummins Inc	1,539	114,517
Danaher Corp	4,166	151,351
Deere & Co	3,227	204,172
Dover Corp	1,542	69,020
Eastman Kodak Co*	2,384	8,320
Eaton Corp	1,265	87,892
Emerson Electric Co	5,740	267,771
Expeditors International of Washington Inc	1,800	71,262
FedEx Corp	2,384	186,071
FLIR Systems Inc*	1,158	29,089
Flowserve Corp	426	38,076
Fluor Corp	1,548	69,134

See accompanying notes to financial statements

S&P 500 Index Fund	Portfolio of Investments – (continued)	8/31/2010

Company	Shares	Value (Note 1)
General Dynamics Corp	2,944	$164,481
General Electric Co	81,256	1,176,586
Goodrich Corp	1,031	70,603
Honeywell International Inc	5,823	227,621
Illinois Tool Works Inc	2,943	121,428
ITT Corp	1,498	63,665
Jabil Circuit Inc	1,699	17,415
Jacobs Engineering Group Inc*	1,000	34,680
L-3 Communications Holdings Inc	886	59,008
Leggett & Platt Inc	1,520	29,138
Lockheed Martin Corp	2,440	169,629
Masco Corp	3,084	32,351
Molex Inc	1,295	22,857
Norfolk Southern Corp	2,807	150,680
Northrop Grumman Corp	2,394	129,563
Owens-Illinois Inc*	1,395	34,959
Pactiv Corp*	1,193	38,271
Pall Corp	1,025	35,045
Parker Hannifin Corp	1,226	72,530
PerkinElmer Inc	1,021	21,451
Precision Castparts Corp	1,073	121,442
Raytheon Co	2,924	128,422
Republic Services Inc	2,465	72,545
Rockwell Automation Inc	1,085	55,487
Rockwell Collins Inc	1,357	73,183
Roper Industries Inc	694	40,308
Ryder System Inc	477	18,302
Sealed Air Corp	1,582	32,447
Snap-On Inc	609	25,109
Stanley Black & Decker Inc	1,339	71,824
Stericycle Inc*	642	42,051
Textron Inc	2,069	35,318
Thermo Fisher Scientific Inc*	3,116	131,246
Union Pacific Corp	3,850	280,819
United Parcel Service Inc	7,576	483,349
United Technologies Corp	7,154	466,512
Waste Management Inc	3,736	123,624
Waters Corp*	883	53,439
Total Industrial		7,728,280

Technology (12.60%)
Adobe Systems Inc*	3,997	110,957
Advanced Micro Devices Inc*	4,487	25,217
Altera Corp	2,432	59,997
Analog Devices Inc	2,227	62,089
Apple Inc*	6,873	1,672,681
Applied Materials Inc	10,178	105,749
Autodesk Inc*	1,888	52,392
BMC Software Inc*	1,399	50,448
Broadcom Corp	3,543	106,184
CA Inc	3,290	59,253
Citrix Systems Inc*	1,544	89,459
Cognizant Technology Solutions Corp*	2,400	138,252
Computer Sciences Corp	1,256	50,001
Compuware Corp*	2,795	20,068
Dell Inc*	13,235	155,776
Dun & Bradstreet Corp	396	26,096
Electronic Arts Inc*	2,629	40,066
EMC Corp*	15,566	283,924
Fidelity National Information Services Inc	2,501	64,626
Fiserv Inc*	1,368	68,441
Hewlett-Packard Co	18,094	696,257
Intel Corp	42,141	746,739
International Business Machines Corp	9,824	1,210,611
Intuit Inc*	2,417	103,448
KLA-Tencor Corp	1,304	$36,525
Lexmark International Inc*	856	29,951
Linear Technology Corp	1,917	54,922
LSI Corp*	6,000	24,120
MEMC Electronic Materials Inc*	1,900	19,551
Microchip Technology Inc	1,401	38,794
Micron Technology Inc*	6,485	41,926
Microsoft Corp	58,951	1,384,168
National Semiconductor Corp	2,003	25,258
NetApp Inc*	2,586	104,578
Novell Inc*	2,982	16,759
Novellus Systems Inc*	1,106	25,770
NVIDIA Corp*	4,572	42,657
Oracle Corp	29,841	652,921
Pitney Bowes Inc	1,820	35,017
QLogic Corp*	874	13,018
Red Hat Inc*	1,433	49,510
Salesforce.com Inc*	838	92,079
SanDisk Corp*	1,741	57,871
Teradata Corp*	1,575	51,566
Teradyne Inc*	2,030	18,229
Texas Instruments Inc	9,561	220,190
Western Digital Corp*	1,845	44,557
Xerox Corp	10,310	87,016
Xilinx Inc	2,112	51,005
Total Technology		9,216,689

Utilities (3.83%)
AES Corp/The*	5,611	57,457
Allegheny Energy Inc	1,381	31,142
Ameren Corp	1,808	50,751
American Electric Power Co Inc	3,645	129,069
CenterPoint Energy Inc	2,979	44,059
CMS Energy Corp	2,062	36,085
Consolidated Edison Inc	2,227	105,849
Constellation Energy Group Inc	1,533	44,963
Dominion Resources Inc	4,557	194,857
DTE Energy Co	1,258	58,937
Duke Energy Corp	9,956	171,144
Edison International	2,778	93,758
Entergy Corp	1,441	113,608
Exelon Corp	5,032	204,903
FirstEnergy Corp	2,518	91,983
Integrys Energy Group Inc	615	29,797
NextEra Energy Inc	3,154	169,464
Nicor Inc	460	19,453
NiSource Inc	2,493	43,229
Northeast Utilities	1,339	38,791
NRG Energy Inc*	1,956	39,746
Pepco Holdings Inc	1,700	30,515
PG&E Corp	2,830	132,331
Pinnacle West Capital Corp	969	38,615
PPL Corp	2,877	78,139
Progress Energy Inc	2,285	98,049
Public Service Enterprise Group Inc	3,861	123,398
SCANA Corp	845	32,980
Sempra Energy	1,880	95,730
Southern Co	6,412	235,256
TECO Energy Inc	1,982	33,456
Wisconsin Energy Corp	969	54,012
Xcel Energy Inc	3,728	83,172
Total Utilities		2,804,698

Total Common Stock (Cost $64,139,562)		72,739,562

Short-Term Investments (0.27%)

United States Treasury Bills (0.27%)	Par Value
United States T-Bill 02/10/2011 (b)	$200,000	$199,856
Total United States Treasury Bills		199,856

Total Short-Term Investments (Cost $199,686)		199,856

Total Investments (Cost $64,339,248) (a) (99.69%)		72,931,356
Other Net Assets (0.31%)		226,858
Net Assets (100.00%)		$73,158,214

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $64,874,544. At August 31, 2010, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$21,785,131
Unrealized depreciation		(13,728,319)
Net unrealized appreciation		$8,056,812

(b) At August 31, 2010, certain United States Treasury Bills with a market value of $199,856 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 2010: Contracts - $50 times premium / delivery month / commitment

S&P 500 E-mini	Unrealized Depreciation
7 / Sep 2010 / Long		$(9,925)

See accompanying notes to financial statements

S&P MidCap Index Fund	Portfolio of Investments	8/31/2010

Company	Shares	Value (Note 1)
Common Stock (97.30%)

Basic Materials (4.54%)
Albemarle Corp	11,635	$466,447
Ashland Inc	9,407	437,049
Cabot Corp	8,291	235,713
CF Industries Holdings Inc	1,207	111,648
Cytec Industries Inc	6,170	292,643
Intrepid Potash Inc*	5,237	117,571
Louisiana-Pacific Corp*	15,807	105,275
Lubrizol Corp	8,664	808,437
Minerals Technologies Inc	2,377	127,407
Olin Corp	9,967	178,509
Potlatch Corp	5,047	169,075
Rayonier Inc	10,085	477,021
Reliance Steel & Aluminum Co	8,121	302,507
RPM International Inc	16,388	276,957
Sensient Technologies Corp	6,210	172,203
Steel Dynamics Inc	26,167	358,488
Valspar Corp	12,797	385,446
Total Basic Materials		5,022,396

Communications (5.54%)
ADC Telecommunications Inc*	12,263	155,372
ADTRAN Inc	7,098	223,090
AOL Inc*	13,679	303,947
Ciena Corp*	11,617	144,864
Cincinnati Bell Inc*	25,761	60,538
CommScope Inc*	10,151	190,331
Equinix Inc*	4,947	451,216
F5 Networks Inc*	10,061	879,632
Factset Research Systems Inc	5,343	392,978
Harte-Hanks Inc	5,400	55,242
John Wiley & Sons Inc	5,992	213,255
Lamar Advertising Co*	6,762	177,232
NetFlix Inc*	5,478	687,598
NeuStar Inc*	9,438	208,957
Plantronics Inc	6,235	170,278
Polycom Inc*	10,711	305,049
RF Micro Devices Inc*	34,034	166,086
Scholastic Corp	3,237	75,843
Syniverse Holdings Inc*	8,810	181,222
Telephone & Data Systems Inc	11,882	343,271
TIBCO Software Inc*	20,000	289,800
tw telecom inc*	18,967	332,586
ValueClick Inc*	10,872	118,505
Total Communications		6,126,892

Consumer, Cyclical (13.56%)
99 Cents Only Stores*	5,769	100,958
Advance Auto Parts Inc	11,310	616,055
Aeropostale Inc*	12,163	259,072
Alaska Air Group Inc*	4,474	197,885
American Eagle Outfitters Inc	26,370	333,317
AnnTaylor Stores Corp*	7,453	114,254
Bally Technologies Inc*	6,963	218,986
Barnes & Noble Inc	5,201	78,743
BJ's Wholesale Club Inc*	7,067	296,531
Bob Evans Farms Inc	3,936	100,565
BorgWarner Inc*	14,815	646,674
Boyd Gaming Corp*	8,100	56,214
Brinker International Inc	13,006	204,845
Burger King Holdings Inc	11,668	191,939
CarMax Inc*	28,154	561,109
Cheesecake Factory Inc/The*	7,645	171,172
Chico's FAS Inc	22,589	186,359
Chipotle Mexican Grill Inc*	4,022	606,638
Coldwater Creek Inc*	7,359	31,717
Collective Brands Inc*	8,137	105,211
Copart Inc*	8,537	$282,148
Dick's Sporting Goods Inc*	11,344	277,588
Dollar Tree Inc*	16,803	761,679
DreamWorks Animation SKG Inc*	9,580	283,855
Foot Locker Inc	19,852	233,062
Fossil Inc*	6,292	298,807
Guess? Inc	7,367	238,028
Hanesbrands Inc*	12,076	289,099
Herman Miller Inc	7,093	116,467
HNI Corp	5,716	133,583
Ingram Micro Inc*	20,766	312,736
International Speedway Corp	1,999	45,757
J Crew Group Inc*	7,300	222,577
JetBlue Airways Corp*	26,163	149,391
KB Home	9,389	96,801
Life Time Fitness Inc*	3,300	112,101
LKQ Corp*	17,946	333,796
MDC Holdings Inc	4,769	126,951
Mohawk Industries Inc*	6,621	293,377
MSC Industrial Direct Co	5,580	248,701
NVR Inc*	753	454,932
Oshkosh Corp*	11,354	282,488
Owens & Minor Inc	7,969	212,454
Panera Bread Co*	4,000	319,760
PetSmart Inc	15,683	500,131
Phillips-Van Heusen Corp	6,554	299,387
Regis Corp	3,403	57,068
Rovi Corp*	13,078	569,024
Ryland Group Inc	6,000	96,660
Saks Inc*	19,221	151,654
Tech Data Corp*	6,457	233,743
Thor Industries Inc	4,503	105,100
Timberland Co/The*	5,619	90,297
Toll Brothers Inc*	17,402	300,707
Tractor Supply Co	3,000	203,940
Under Armour Inc*	4,775	171,279
Warnaco Group Inc/The*	5,776	241,899
Wendy's/Arby's Group Inc	45,835	178,298
Williams-Sonoma Inc	13,419	348,357
WMS Industries Inc*	6,890	243,493
Total Consumer, Cyclical		14,995,419

Consumer, Non-Cyclical (19.39%)
Aaron's Inc	10,335	168,357
Alberto-Culver Co	10,837	336,489
Alliance Data Systems Corp*	6,633	372,708
American Greetings Corp	5,009	96,674
Beckman Coulter Inc	8,898	406,105
Bio-Rad Laboratories Inc*	2,442	201,538
Career Education Corp*	8,895	155,929
Charles River Laboratories International Inc*	8,363	236,255
Church & Dwight Co Inc	8,928	546,661
Community Health Systems Inc*	11,795	307,496
Convergys Corp*	15,607	158,099
Corinthian Colleges Inc*	3,417	16,675
Corn Products International Inc	9,500	324,235
Corporate Executive Board Co/The	4,332	121,469
Corrections Corp of America*	14,658	327,020
Covance Inc*	8,126	308,219
Deluxe Corp	6,498	108,712
Edwards Lifesciences Corp*	14,358	826,589
Endo Pharmaceuticals Holdings Inc*	14,882	404,344
Flowers Foods Inc	9,810	253,490
FTI Consulting Inc*	5,676	$186,059
Furiex Pharmaceuticals Inc*	1,249	12,440
Gartner Inc*	7,640	219,115
Gen-Probe Inc*	6,230	280,537
Global Payments Inc	10,285	387,025
Green Mountain Coffee Roasters Inc*	13,296	409,783
Hansen Natural Corp*	9,045	407,387
Health Management Associates Inc*	31,525	197,031
Health Net Inc*	13,191	315,001
Henry Schein Inc*	11,484	606,355
Hewitt Associates Inc*	10,561	509,779
Hill-Rom Holdings Inc	7,954	255,323
Hologic Inc*	32,740	464,581
IDEXX Laboratories Inc*	7,436	410,988
Immucor Inc*	8,901	156,658
ITT Educational Services Inc*	3,638	193,760
Kinetic Concepts Inc*	8,000	255,360
Korn/Ferry International*	5,795	75,451
Lancaster Colony Corp	2,467	112,421
Lender Processing Services Inc	12,160	356,653
LifePoint Hospitals Inc*	6,951	211,449
Lincare Holdings Inc	12,967	298,500
Manpower Inc	9,957	423,173
Masimo Corp	6,809	154,973
Medicis Pharmaceutical Corp	7,549	207,598
Mednax Inc*	5,800	268,772
Navigant Consulting Inc*	600	5,940
NBTY Inc*	7,852	427,855
Omnicare Inc	10,215	196,128
Perrigo Co	10,210	581,868
Pharmaceutical Product Development Inc	14,996	344,458
Psychiatric Solutions Inc*	7,139	238,086
Ralcorp Holdings Inc*	7,197	429,301
Rent-A-Center Inc	8,390	168,471
ResMed Inc*	19,026	573,444
Rollins Inc	5,530	113,254
Ruddick Corp	5,178	167,612
Scotts Miracle-Gro Co/The	5,720	270,156
Service Corp International	32,159	247,303
Smithfield Foods Inc*	17,874	288,308
Sotheby's	8,490	225,919
STERIS Corp	7,453	214,423
Strayer Education Inc	1,778	257,419
Techne Corp	4,727	272,890
Thoratec Corp*	7,217	232,387
Tootsie Roll Industries Inc	3,437	81,148
Towers Watson & Co	5,412	242,999
Tupperware Brands Corp	8,066	317,316
United Rentals Inc*	7,634	85,883
United Therapeutics Corp*	6,013	277,921
Universal Corp	3,132	111,687
Universal Health Services Inc	12,488	392,123
Valeant Pharmaceuticals International*	7,968	459,674
VCA Antech Inc*	10,848	214,465
Vertex Pharmaceuticals Inc*	24,455	815,329
WellCare Health Plans Inc*	5,371	133,255
Total Consumer, Non-Cyclical		21,440,258

Energy (5.46%)
Arch Coal Inc	19,850	446,824
Atwood Oceanics Inc*	7,177	179,999
Bill Barrett Corp*	4,906	159,739
Cimarex Energy Co	10,599	693,386
Denbury Resources Inc*	1,797	26,488
Exterran Holdings Inc*	6,210	137,427

See accompanying notes to financial statements

S&P MidCap Index Fund	Portfolio of Investments – (continued)	8/31/2010

Company	Shares	Value (Note 1)
Forest Oil Corp*	14,249	$372,184
Frontier Oil Corp	13,283	155,544
Mariner Energy Inc*	12,917	295,670
National Fuel Gas Co	10,224	439,428
Newfield Exploration Co*	16,263	780,786
Oceaneering International Inc*	6,965	348,320
Patriot Coal Corp*	9,514	97,804
Patterson-UTI Energy Inc	19,495	287,746
Plains Exploration & Production Co*	14,179	338,595
Pride International Inc*	22,149	521,609
Questar Corp	21,800	354,904
Quicksilver Resources Inc*	1,058	12,908
Superior Energy Services Inc*	9,928	213,452
Unit Corp*	5,126	174,643
Total Energy		6,037,456

Financial (18.43%)
Affiliated Managers Group Inc*	5,337	342,689
Alexandria Real Estate Equities Inc	5,549	384,934
AMB Property Corp	16,568	394,153
American Financial Group Inc	10,030	288,563
AmeriCredit Corp*	12,191	295,022
Apollo Investment Corp	4,911	46,998
Arthur J Gallagher & Co	12,920	321,062
Associated Banc-Corp	21,177	255,395
Astoria Financial Corp	10,346	124,773
BancorpSouth Inc	1,100	14,025
Bank of Hawaii Corp	6,084	271,711
BRE Properties Inc	6,897	281,949
Brown & Brown Inc	14,962	284,876
Cathay General Bancorp	9,505	91,153
Camden Property Trust	8,144	372,669
City National Corp	5,490	265,936
Commerce Bancshares Inc	9,257	330,753
CoreLogic Inc	12,759	220,348
Corporate Office Properties Trust SBI	7,392	266,851
Cousins Properties Inc	12,756	83,807
Cullen/Frost Bankers Inc	7,607	389,859
Duke Realty Corp	28,430	318,700
Eaton Vance Corp	14,907	387,433
Equity One Inc	4,171	66,694
Essex Property Trust Inc	3,695	390,820
Everest Re Group Ltd	7,263	574,794
Federal Realty Investment Trust	7,765	615,687
Fidelity National Financial Inc	29,241	424,287
First American Financial Corp	12,759	189,216
First Niagara Financial Group Inc	23,886	269,673
FirstMerit Corp	10,895	188,484
Fulton Financial Corp	22,371	185,232
Hanover Insurance Group Inc/The	5,550	240,759
HCC Insurance Holdings Inc	14,278	360,234
Highwoods Properties Inc	9,021	282,177
Hospitality Properties Trust	9,754	190,691
International Bancshares Corp	6,582	102,679
Jefferies Group Inc	15,155	341,139
Jones Lang LaSalle Inc	5,309	400,883
Liberty Property Trust	14,292	434,048
Macerich Co/The	12,401	513,649
Mack-Cali Realty Corp	9,981	307,914
Mercury General Corp	4,518	177,196
Nationwide Health Properties Inc	14,461	556,315
New York Community Bancorp Inc	52,777	838,626
NewAlliance Bancshares Inc	13,460	$164,750
Old Republic International Corp	30,543	390,340
Omega Healthcare Investors Inc	10,802	231,703
Prosperity Bancshares Inc	5,888	167,514
Protective Life Corp	10,115	188,948
Raymond James Financial Inc	12,533	289,262
Realty Income Corp	13,235	431,329
Regency Centers Corp	8,320	303,347
Reinsurance Group of America Inc	9,239	404,114
Senior Housing Properties Trust	16,166	379,901
SL Green Realty Corp	9,801	590,804
StanCorp Financial Group Inc	6,237	222,224
SVB Financial Group*	5,204	193,433
Synovus Financial Corp	969	1,996
TCF Financial Corp	15,890	226,909
Transatlantic Holdings Inc	6,000	286,020
Trustmark Corp	6,874	131,087
UDR Inc	19,395	399,149
Unitrin Inc	6,331	150,678
Valley National Bancorp	19,701	256,704
Waddell & Reed Financial Inc	10,830	249,198
Washington Federal Inc	14,249	203,333
Webster Financial Corp	8,163	131,343
Weingarten Realty Investors	5,067	102,252
Westamerica Bancorporation	3,706	187,820
WR Berkley Corp	15,737	414,670
Total Financial		20,383,684

Industrial (17.24%)
Aecom Technology Corp*	14,292	321,570
AGCO Corp*	11,733	387,776
Alexander & Baldwin Inc	5,208	176,239
Alliant Techsystems Inc*	4,179	275,396
AMETEK Inc	13,686	588,361
Aptargroup Inc	8,577	357,232
Arrow Electronics Inc*	15,201	347,799
Avnet Inc*	19,199	439,657
BE Aerospace Inc*	12,829	345,742
Brink's Co/The	5,706	107,672
Bucyrus International Inc	9,535	548,167
Carlisle Cos Inc	7,775	218,089
Clean Harbors Inc*	2,895	175,003
Con-way Inc	6,247	163,734
Crane Co	5,938	201,298
Donaldson Co Inc	9,808	410,955
Energizer Holdings Inc*	8,854	558,245
Gardner Denver Inc	4,000	190,960
GATX Corp	5,850	159,705
Gentex Corp	17,493	307,352
Graco Inc	7,611	212,423
Granite Construction Inc	4,268	93,939
Greif Inc	4,350	247,298
Harsco Corp	10,193	203,248
Hubbell Inc	1,448	65,131
IDEX Corp	10,258	305,586
Itron Inc*	5,092	274,968
JB Hunt Transport Services Inc	11,133	364,494
Joy Global Inc	12,986	736,825
Kansas City Southern*	12,184	409,017
KBR Inc	20,352	472,166
Kennametal Inc	10,331	260,341
Kirby Corp*	6,829	251,512
Landstar System Inc	6,452	232,143
Lennox International Inc	6,180	261,970
Lincoln Electric Holdings Inc	5,397	267,529
Martin Marietta Materials Inc	5,665	$414,678
Matthews International Corp	3,849	121,205
Mettler-Toledo International Inc*	4,283	473,657
Mine Safety Appliances Co	3,834	87,415
National Instruments Corp	7,201	207,605
Nordson Corp	4,264	273,621
Overseas Shipholding Group Inc	2,966	95,505
Packaging Corp of America	13,070	291,330
Pentair Inc	12,481	375,678
Regal-Beloit Corp	4,674	258,566
Shaw Group Inc/The*	7,800	252,720
Silgan Holdings Inc	6,792	203,013
Sonoco Products Co	12,693	399,195
SPX Corp	6,256	350,711
Teleflex Inc	5,042	242,319
Temple-Inland Inc	13,567	216,122
Terex Corp*	13,719	249,823
Thomas & Betts Corp*	6,646	245,570
Tidewater Inc	6,562	263,005
Timken Co	10,079	329,684
Trimble Navigation Ltd*	15,277	429,742
Trinity Industries Inc	10,062	172,261
Tyco International Ltd	4,341	161,832
URS Corp*	10,651	379,921
Valmont Industries Inc	2,476	165,966
Vishay Intertechnology Inc*	23,687	182,153
Vishay Precision Group Inc*	1,691	24,503
Wabtec Corp	6,037	256,754
Waste Connections Inc*	9,988	377,047
Werner Enterprises Inc	5,556	110,787
Woodward Governor Co	7,201	188,090
Worthington Industries Inc	7,733	109,963
Zebra Technologies Corp*	7,463	213,591
Total Industrial		19,063,574

Technology (6.84%)
ACI Worldwide Inc*	4,316	81,961
Acxiom Corp*	9,766	121,050
Advent Software Inc*	2,204	109,473
ANSYS Inc*	11,257	436,546
Atmel Corp*	57,581	333,970
Broadridge Financial Solutions Inc	17,370	370,850
Cadence Design Systems Inc*	34,111	231,955
Cree Inc*	13,153	704,211
Diebold Inc	7,743	200,853
DST Systems Inc	4,985	203,089
Fair Isaac Corp	6,115	136,915
Fairchild Semiconductor International Inc*	5,607	43,342
Informatica Corp*	11,352	365,080
International Rectifier Corp*	9,046	165,994
Intersil Corp	3,285	32,834
Jack Henry & Associates Inc	10,748	253,008
Lam Research Corp*	16,150	583,177
Mantech International Corp*	2,960	104,754
Mentor Graphics Corp*	11,732	106,644
MICROS Systems Inc*	10,112	385,267
MSCI Inc*	13,132	392,647
NCR Corp*	20,205	259,634
Parametric Technology Corp*	14,961	255,085
Quest Software Inc*	7,913	169,576
SEI Investments Co	16,438	290,953
Semtech Corp*	7,825	129,856
Silicon Laboratories Inc*	5,796	221,059
Solera Holdings Inc	8,837	350,652

See accompanying notes to financial statements

S&P MidCap Index Fund	Portfolio of Investments – (continued)	8/31/2010

Company	Shares	Value (Note 1)
SRA International Inc*	5,467	$105,240
Synopsys Inc*	18,497	423,396
Total Technology		7,569,071

Utilities (6.30%)
AGL Resources Inc	9,823	360,504
Alliant Energy Corp	14,041	491,716
Atmos Energy Corp	11,752	332,582
Aqua America Inc	17,295	343,825
Black Hills Corp	4,932	150,081
Cleco Corp	7,676	217,461
DPL Inc	15,200	384,864
Dynegy Inc*	12,805	63,129
Energen Corp	9,106	388,644
Great Plains Energy Inc	14,309	264,573
Hawaiian Electric Industries Inc	11,684	280,650
IDACORP Inc	6,047	212,008
MDU Resources Group Inc	23,828	448,205
NSTAR	13,555	515,497
NV Energy Inc	29,785	381,248
OGE Energy Corp	12,284	479,690
PNM Resources Inc	9,837	112,535
Southern Union Co	15,746	354,285
UGI Corp	13,806	381,046
Vectren Corp	10,299	252,737
Westar Energy Inc	13,837	$331,673
WGL Holdings Inc	6,363	224,423
Total Utilities		6,971,376

Total Common Stock (Cost $93,115,848)		107,610,126

Short-Term Investments (0.63%)

United States Treasury Bills (0.63%)	Par Value
United States T-Bill 12/09/2010 (b)	$300,000	299,893
United States T-Bill 12/16/2010 (b)	400,000	399,844
Total United States Treasury Bills		699,737

Total Short-Term Investments (Cost $699,660)		699,737

Total Investments (Cost $93,815,508) (a) (97.93%)		108,309,863
Other Net Assets (2.07%)		2,291,538
Net Assets (100.00%)		$110,601,401

*Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $93,821,441. At August 31, 2010, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$23,003,679
Unrealized depreciation		(8,515,257)
Net unrealized appreciation		$14,488,422

(b) At August 31, 2010, certain United States Treasury Bills with a market value of $399,854 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 2010: Contracts - $100 times premium / delivery month / commitment

S&P Midcap 400 E-mini	Unrealized Depreciation
39 / Sep 2010 / Long		$(2,418)

S&P SmallCap Index Fund	Portfolio of Investments	8/31/2010

Company	Shares	Value (Note 1)
Common Stock (88.34%)

Basic Materials (2.94%)
AMCOL International Corp	1,466	$38,292
American Vanguard Corp	1,345	8,890
Arch Chemicals Inc	1,494	45,896
Balchem Corp	1,650	40,343
Brush Engineered Materials Inc*	1,269	30,519
Buckeye Technologies Inc	1,716	20,386
Century Aluminum Co*	3,416	34,160
Clearwater Paper Corp*	752	51,106
Deltic Timber Corp	590	24,090
HB Fuller Co	3,124	59,325
Neenah Paper Inc	750	11,040
NewMarket Corp	800	80,424
Olympic Steel Inc	500	11,020
OM Group Inc*	1,855	47,488
Penford Corp*	400	1,944
PolyOne Corp*	5,408	52,728
Quaker Chemical Corp	439	12,999
RTI International Metals Inc*	1,786	49,294
Schulman A Inc	1,547	28,109
Schweitzer-Mauduit International Inc	1,053	56,694
Stepan Co	400	22,180
Wausau Paper Corp*	3,194	20,218
Zep Inc	1,342	23,230
Total Basic Materials		770,375

Communications (3.89%)
ADPT Corp*	7,937	22,859
Anixter International Inc*	1,885	86,484
Applied Signal Technology Inc	560	10,998
Arris Group Inc*	8,093	66,120
Black Box Corp	1,103	31,105
Blue Coat Systems Inc*	2,200	$41,426
Blue Nile Inc*	800	32,848
Cbeyond Inc*	1,695	20,255
comScore Inc*	1,251	22,756
Comtech Telecommunications Corp*	1,600	32,592
DealerTrack Holdings Inc*	2,690	39,664
EMS Technologies Inc*	1,000	14,520
eResearchTechnology Inc*	2,768	20,497
EW Scripps Co*	1,800	12,222
General Communication Inc*	2,942	26,507
Harmonic Inc*	6,254	36,336
Infospace Inc*	1,900	13,319
j2 Global Communications Inc*	2,976	64,192
Knot Inc/The*	1,600	11,296
Netgear Inc*	1,900	40,128
Network Equipment Technologies Inc*	1,066	2,889
Neutral Tandem Inc*	1,995	22,544
Novatel Wireless Inc*	1,500	8,715
NTELOS Holdings Corp	1,813	29,334
NutriSystem Inc	1,800	31,608
PC-Tel Inc*	942	5,407
Perficient Inc*	1,900	16,492
Stamps.com Inc*	1,100	12,584
Symmetricom Inc*	2,100	10,668
Tekelec*	4,296	47,084
Tollgrade Communications Inc*	630	4,561
United Online Inc	5,300	26,129
USA Mobility Inc	1,400	20,104
Viasat Inc*	1,752	61,232
Websense Inc*	2,754	53,565
Windstream Corp	1,741	20,082
Total Communications		1,019,122

Consumer, Cyclical (15.32%)
Arctic Cat Inc*	1,013	$7,081
ATC Technology Corp*	1,300	31,369
Audiovox Corp*	1,050	6,647
Big 5 Sporting Goods Corp	1,300	15,425
Biglari Holdings Inc*	63	18,295
BJ's Restaurants Inc*	1,300	31,122
Brightpoint Inc*	2,880	17,165
Brown Shoe Co Inc	2,695	28,351
Brunswick Corp	5,200	66,092
Buckle Inc/The	1,350	32,333
Buffalo Wild Wings Inc*	1,200	50,184
Cabela's Inc*	2,300	35,834
California Pizza Kitchen Inc*	1,500	23,040
Callaway Golf Co	3,839	23,994
Carter's Inc*	3,700	82,658
Casey's General Stores Inc	3,031	114,026
Cash America International Inc	1,744	53,419
Cato Corp/The	1,862	42,733
CEC Entertainment Inc*	1,417	44,451
Childrens Place Retail Stores Inc/The*	1,478	64,529
Christopher & Banks Corp	1,875	12,075
Cracker Barrel Old Country Store Inc	1,300	57,993
CROCS Inc*	4,800	60,000
Deckers Outdoor Corp*	2,400	104,328
DineEquity Inc*	898	28,664
Dress Barn Inc/The*	3,446	71,849
DTS Inc*	1,151	40,343
Ethan Allen Interiors Inc	1,913	25,806
Ezcorp Inc*	2,900	52,142
Finish Line Inc/The	2,948	38,914
First Cash Financial Services Inc*	1,500	35,790
Fred's Inc	2,610	28,762

See accompanying notes to financial statements

S&P SmallCap Index Fund	Portfolio of Investments – (continued)	8/31/2010

Company	Shares	Value (Note 1)
G&K Services Inc	1,371	$27,543
Genesco Inc*	1,318	33,266
Group 1 Automotive Inc*	1,453	36,674
Gymboree Corp*	1,869	70,330
Haverty Furniture Cos Inc	1,157	11,119
Hibbett Sports Inc*	1,704	39,499
HOT Topic Inc	2,397	12,440
HSN Inc*	2,300	60,467
Iconix Brand Group Inc*	4,587	69,883
Insight Enterprises Inc*	2,982	39,183
Interface Inc	3,181	40,780
Interval Leisure Group Inc*	2,300	28,773
Jack in the Box Inc*	3,444	69,500
Jakks Pacific Inc*	1,604	23,900
Jo-Ann Stores Inc*	1,470	59,770
JOS A Bank Clothiers Inc*	1,725	63,014
K-Swiss Inc*	1,713	19,477
Landry's Restaurants Inc*	826	20,113
La-Z-Boy Inc*	2,673	17,909
Lithia Motors Inc	1,000	7,640
Liz Claiborne Inc*	6,200	26,040
Lumber Liquidators Holdings Inc*	922	18,468
M/I Homes Inc*	700	6,601
Maidenform Brands Inc*	1,100	29,337
Marcus Corp	1,435	15,785
MarineMax Inc*	800	5,248
Men's Wearhouse Inc/The	3,043	58,669
Meritage Homes Corp*	2,050	36,613
Mobile Mini Inc*	2,228	31,704
Monarch Casino & Resort Inc*	600	5,712
Multimedia Games Inc*	1,431	4,994
MWI Veterinary Supply Inc*	800	42,480
National Presto Industries Inc	327	32,707
Nautilus Inc*	1,674	2,126
O'Charleys Inc*	1,466	8,078
OfficeMax Inc*	4,500	43,830
Oxford Industries Inc	832	16,407
Papa John's International Inc*	1,264	30,096
PEP Boys-Manny Moe & Jack	3,075	27,737
Perry Ellis International Inc*	700	12,852
PetMed Express Inc	1,300	20,085
PF Chang's China Bistro Inc	1,512	64,729
Pinnacle Entertainment Inc*	3,726	36,515
Polaris Industries Inc	1,947	103,834
Pool Corp	3,136	57,859
Quiksilver Inc*	6,824	24,498
RC2 Corp*	1,100	20,251
Red Robin Gourmet Burgers Inc*	800	14,824
Ruby Tuesday Inc*	3,100	28,551
Ruth's Hospitality Group Inc*	1,000	3,270
Scansource Inc*	1,686	42,083
School Specialty Inc*	1,075	14,007
Shuffle Master Inc*	3,655	29,057
Skechers U.S.A. Inc*	1,900	48,393
Skyline Corp	400	7,324
Skywest Inc	3,479	44,322
Sonic Automotive Inc*	1,573	13,858
Sonic Corp*	3,769	28,908
Spartan Motors Inc	1,900	7,391
Stage Stores Inc	2,706	30,199
Standard Motor Products Inc	916	7,878
Standard Pacific Corp*	7,590	26,489
Stein Mart Inc*	1,360	9,826
Superior Industries International Inc	1,200	17,496
Texas Roadhouse Inc*	3,100	41,106
Toro Co/The	2,194	109,481
Tractor Supply Co	2,161	$146,904
True Religion Apparel Inc*	1,500	26,370
Tuesday Morning Corp*	1,500	5,565
Unifirst Corp	800	31,408
United Stationers Inc*	1,437	64,507
Universal Electronics Inc*	800	15,304
Volcom Inc*	800	12,472
Watsco Inc	1,866	95,819
Winnebago Industries Inc*	1,700	14,586
Wolverine World Wide Inc	3,060	77,326
World Fuel Services Corp	3,800	97,052
Zale Corp*	2,067	3,225
Zumiez Inc*	1,300	19,331
Total Consumer, Cyclical		4,014,281

Consumer, Non-Cyclical (17.54%)
Abaxis Inc*	1,300	23,478
ABM Industries Inc	2,908	57,026
Administaff Inc	1,536	33,208
Air Methods Corp*	600	21,888
Align Technology Inc*	4,000	64,100
Alliance One International Inc*	4,676	16,366
Almost Family Inc*	422	10,664
Amedisys Inc*	1,756	40,599
American Medical Systems Holdings Inc*	4,820	87,820
American Public Education Inc*	1,070	26,590
AMERIGROUP Corp*	3,438	126,862
AMN Healthcare Services Inc*	1,700	7,565
Amsurg Corp*	2,051	34,190
Andersons Inc/The	1,000	35,830
Arbitron Inc	1,587	40,373
Arqule Inc*	1,302	6,796
Bio-Reference Labs Inc*	1,534	30,404
Blyth Inc	354	13,494
Boston Beer Co Inc*	500	32,855
Bowne & Co Inc	1,860	20,590
Cal-Maine Foods Inc	800	23,744
Calavo Growers Inc	699	13,721
Cambrex Corp*	1,239	5,167
Cantel Medical Corp	765	10,993
Capella Education Co*	900	56,322
Catalyst Health Solutions Inc*	2,500	100,225
CDI Corp	607	6,732
Centene Corp*	2,878	58,193
Central Garden and Pet Co*	3,900	36,426
Chemed Corp	1,343	67,016
Coinstar Inc*	2,000	87,000
Conmed Corp*	1,925	35,632
Consolidated Graphics Inc*	696	27,638
Cooper Cos Inc/The	2,776	111,984
Corvel Corp*	500	18,390
Cross Country Healthcare Inc*	1,840	13,634
CryoLife Inc*	1,813	9,409
Cubist Pharmaceuticals Inc*	3,700	81,511
Cyberonics Inc*	1,199	25,695
Diamond Foods Inc	1,100	46,453
Emergent Biosolutions Inc*	1,000	18,160
Enzo Biochem Inc*	1,519	5,377
Exponent Inc*	800	24,672
Forrester Research Inc*	996	30,567
Genoptix Inc*	1,036	17,830
Gentiva Health Services Inc*	1,927	39,600
Geo Group Inc/The*	3,400	75,140
Great Atlantic & Pacific Tea Co*	1,319	4,010
Greatbatch Inc*	1,517	33,298
Haemonetics Corp*	1,591	$82,859
Hain Celestial Group Inc/The*	2,470	55,180
Hanger Orthopedic Group Inc*	2,064	26,935
Healthcare Services Group Inc	2,550	52,964
Healthspring Inc*	3,000	62,280
Healthways Inc*	1,971	24,638
Heartland Payment Systems Inc	1,600	22,640
Heidrick & Struggles International Inc	972	16,884
Helen of Troy Ltd*	1,976	43,976
Hillenbrand Inc	4,100	78,023
HMS Holdings Corp*	1,600	83,488
ICU Medical Inc*	855	30,464
Integra LifeSciences Holdings Corp*	1,265	43,984
Invacare Corp	2,104	48,182
IPC The Hospitalist Co Inc*	565	13,198
J&J Snack Foods Corp	834	31,484
Kelly Services Inc*	1,581	16,506
Kendle International Inc*	700	5,481
Kensey Nash Corp*	574	15,222
Kid Brands Inc*	958	7,827
Lance Inc	1,952	41,988
Landauer Inc	600	33,720
LCA-Vision Inc*	1,173	4,657
LHC Group Inc*	1,000	20,010
Live Nation Entertainment Inc*	8,317	71,859
Magellan Health Services Inc*	2,093	91,694
Mannatech Inc*	900	2,079
Martek Biosciences Corp*	2,200	48,004
MAXIMUS Inc	1,113	59,779
Medcath Corp*	800	6,392
Mednax Inc*	2,770	128,362
Meridian Bioscience Inc	2,600	47,528
Merit Medical Systems Inc*	1,795	28,325
Midas Inc*	700	4,858
Molina Healthcare Inc*	800	20,288
Monro Muffler Brake Inc	1,200	50,256
Nash Finch Co	881	34,597
Natus Medical Inc*	1,600	19,312
Neogen Corp*	1,467	42,866
On Assignment Inc*	2,167	9,426
Osteotech Inc*	821	5,254
Palomar Medical Technologies Inc*	1,000	8,840
Par Pharmaceutical Cos Inc*	2,000	52,740
Parexel International Corp*	3,378	67,188
Peet's Coffee & Tea Inc*	600	20,568
PharMerica Corp*	1,800	13,968
Pre-Paid Legal Services Inc*	540	29,511
PSS World Medical Inc*	3,553	65,233
Regeneron Pharmaceuticals Inc*	4,056	89,151
RehabCare Group Inc*	1,146	18,978
Res-Care Inc*	1,700	21,080
Rewards Network Inc	387	5,364
Salix Pharmaceuticals Ltd*	3,305	125,127
Sanderson Farms Inc	1,018	43,784
Savient Pharmaceuticals Inc*	3,505	50,542
SFN Group Inc*	3,098	16,853
Spartan Stores Inc	1,300	16,991
Standard Register Co/The	613	1,759
StarTek Inc*	740	3,278
SurModics Inc*	809	9,732
Symmetry Medical Inc*	2,200	19,778
TeleTech Holdings Inc*	1,900	24,092
Theragenics Corp*	1,389	1,556
TreeHouse Foods Inc*	2,100	87,150
TrueBlue Inc*	2,823	30,460

See accompanying notes to financial statements

S&P SmallCap Index Fund	Portfolio of Investments – (continued)	8/31/2010

Company	Shares	Value (Note 1)
United Natural Foods Inc*	2,800	$97,272
Universal Technical Institute Inc	1,300	20,085
Viad Corp	1,409	22,333
Viropharma Inc*	5,100	63,954
Volt Information Sciences Inc*	646	4,083
WD-40 Co	1,126	39,601
West Pharmaceutical Services Inc	2,100	70,602
Wright Express Corp*	2,300	73,853
Zoll Medical Corp*	1,200	31,704
Total Consumer, Non-Cyclical		4,595,916

Energy (3.81%)
Basic Energy Services Inc*	1,300	9,334
CARBO Ceramics Inc	1,224	92,694
Dril-Quip Inc*	1,784	94,320
Gulf Island Fabrication Inc	900	13,392
Headwaters Inc*	2,223	6,825
Holly Corp	2,700	70,227
Hornbeck Offshore Services Inc*	1,300	20,540
ION Geophysical Corp*	7,053	24,121
Lufkin Industries Inc	1,800	69,588
Matrix Service Co*	1,500	12,765
Oil States International Inc*	2,963	122,164
Penn Virginia Corp	2,700	37,638
Petroleum Development Corp*	815	21,924
Petroquest Energy Inc*	2,500	14,950
Pioneer Drilling Co*	2,900	15,776
SEACOR Holdings Inc*	1,205	94,797
Seahawk Drilling Inc*	700	5,040
SM Energy Co	3,723	141,436
Stone Energy Corp*	2,267	25,640
Superior Well Services Inc*	600	13,278
Swift Energy Co*	2,022	54,493
Tetra Technologies Inc*	4,434	37,201
Total Energy		998,143

Financial (15.64%)
Acadia Realty Trust	2,180	39,109
American Physicians Capital Inc	641	26,499
AMERISAFE Inc*	1,249	21,945
Bank Mutual Corp	3,500	17,815
Bank of the Ozarks Inc	827	30,384
BioMed Realty Trust Inc	6,438	110,025
Boston Private Financial Holdings Inc	4,201	26,340
Brookline Bancorp Inc	3,628	33,958
Cedar Shopping Centers Inc	2,600	14,352
City Holding Co	946	27,008
Colonial Properties Trust	3,986	63,218
Columbia Banking System Inc	1,673	29,796
Community Bank System Inc	2,100	47,418
Delphi Financial Group Inc	2,421	53,988
DiamondRock Hospitality Co*	7,314	64,071
Dime Community Bancshares	1,914	23,906
East West Bancorp Inc	5,506	80,498
EastGroup Properties Inc	1,500	52,875
eHealth Inc*	1,639	16,603
Employers Holdings Inc	3,092	45,329
Entertainment Properties Trust	2,501	107,768
Extra Space Storage Inc	5,400	82,566
First BanCorp*	5,128	1,867
First Commonwealth Financial Corp	4,800	23,760
First Financial Bancorp	2,600	41,470
First Financial Bankshares Inc	1,400	62,538
First Midwest Bancorp Inc	4,239	$46,544
Forestar Group Inc*	2,000	29,760
Franklin Street Properties Corp	3,922	46,005
Glacier Bancorp Inc	3,950	54,668
Greenhill & Co Inc	1,100	77,473
Hancock Holding Co	1,500	40,830
Hanmi Financial Corp*	4,600	5,566
Healthcare Realty Trust Inc	3,600	84,276
Home Bancshares Inc	990	21,325
Home Properties Inc	2,100	106,050
Independent Bank Corp	1,385	29,043
Infinity Property & Casualty Corp	809	37,497
Inland Real Estate Corp	3,700	28,527
Investment Technology Group Inc*	2,751	36,561
Kilroy Realty Corp	2,858	88,912
Kite Realty Group Trust	1,800	7,506
LaBranche & Co Inc*	3,500	13,615
LaSalle Hotel Properties	4,199	88,473
Lexington Realty Trust	6,093	40,640
LTC Properties Inc	1,500	37,020
Medical Properties Trust Inc	4,000	39,360
Mid-America Apartment Communities Inc	1,800	101,646
Nara Bancorp Inc*	1,163	6,943
National Financial Partners Corp*	2,400	25,536
National Penn Bancshares Inc	7,300	42,413
National Retail Properties Inc	5,152	125,503
Navigators Group Inc/The*	800	33,464
NBT Bancorp Inc	2,269	46,333
Old National Bancorp	5,190	47,852
optionsXpress Holdings Inc*	2,500	35,600
Parkway Properties Inc	865	12,646
Pennsylvania Real Estate Investment Trust	2,300	24,058
Pinnacle Financial Partners Inc*	2,104	18,010
Piper Jaffray Cos*	1,018	28,117
Portfolio Recovery Associates Inc*	1,000	63,700
Post Properties Inc	2,600	66,040
Presidential Life Corp	1,505	13,003
PrivateBancorp Inc	3,486	36,464
ProAssurance Corp*	1,930	102,194
PS Business Parks Inc	900	50,643
RLI Corp	1,092	57,286
S&T Bancorp Inc	1,500	25,455
Safety Insurance Group Inc	1,100	44,825
Selective Insurance Group Inc	3,244	48,206
Signature Bank*	2,300	84,042
Simmons First National Corp	826	20,964
South Financial Group Inc/The*	4,800	1,357
Sovran Self Storage Inc	1,459	55,106
Sterling Bancorp	1,000	8,700
Sterling Bancshares Inc	4,445	22,047
Stewart Information Services Corp	928	9,679
Stifel Financial Corp*	1,814	78,510
Susquehanna Bancshares Inc	5,663	44,794
SWS Group Inc	1,780	12,834
Tanger Factory Outlet Centers	2,438	112,684
Tompkins Financial Corp	440	16,166
Tower Group Inc	2,331	50,023
TradeStation Group Inc*	1,300	7,631
Trustco Bank Corp NY	5,018	26,696
UMB Financial Corp	1,780	56,746
Umpqua Holdings Corp	6,596	$68,598
United Bankshares Inc	2,434	56,006
United Community Banks Inc*	2,690	6,671
United Fire & Casualty Co	1,500	30,345
Urstadt Biddle Properties Inc	1,400	25,704
Whitney Holding Corp	7,060	52,456
Wilshire Bancorp Inc	800	4,960
Wintrust Financial Corp	1,538	44,233
World Acceptance Corp*	952	38,794
Total Financial		4,096,440

Industrial (16.52%)
AAON Inc	800	17,752
AAR Corp*	2,578	39,598
Actuant Corp	4,389	86,990
Acuity Brands Inc	2,685	104,017
Advanced Energy Industries Inc*	2,153	30,379
Aerovironment Inc*	1,045	23,638
Albany International Corp	1,699	30,157
AM Castle & Co*	759	10,580
American Science & Engineering Inc	603	42,795
Analogic Corp	900	37,332
AO Smith Corp	1,508	77,436
Apogee Enterprises Inc	1,775	16,046
Applied Industrial Technologies Inc	2,236	59,925
Arkansas Best Corp	1,481	30,538
Astec Industries Inc*	1,314	33,770
AZZ Inc	804	32,112
Badger Meter Inc	981	36,591
Baldor Electric Co	2,497	87,595
Barnes Group Inc	2,870	43,653
Bel Fuse Inc	579	10,729
Belden Inc	3,064	67,102
Benchmark Electronics Inc*	3,834	53,791
Brady Corp	3,344	86,141
Briggs & Stratton Corp	3,004	54,523
Bristow Group Inc*	2,161	71,313
Calgon Carbon Corp*	3,600	44,928
Cascade Corp	600	18,732
Ceradyne Inc*	1,721	37,587
Checkpoint Systems Inc*	2,228	40,862
CIRCOR International Inc	1,124	31,303
CLARCOR Inc	2,997	100,819
Cognex Corp	2,720	53,040
Comfort Systems USA Inc	2,300	23,989
CTS Corp	1,721	13,837
Cubic Corp	971	37,082
Curtiss-Wright Corp	2,954	78,547
Cymer Inc*	1,717	50,531
Daktronics Inc	1,886	17,370
Darling International Inc*	4,900	36,848
Dionex Corp*	1,177	85,333
Drew Industries Inc*	1,200	22,956
Dycom Industries Inc*	2,323	18,677
Eagle Materials Inc	2,900	66,555
Electro Scientific Industries Inc*	1,841	19,975
EMCOR Group Inc*	4,304	97,873
Encore Wire Corp	1,100	20,119
EnPro Industries Inc*	1,100	30,041
ESCO Technologies Inc	1,736	54,076
Esterline Technologies Corp*	1,986	91,356
FARO Technologies Inc*	1,000	18,340
FEI Co*	2,405	40,067
Forward Air Corp	1,656	39,446
Gardner Denver Inc	3,099	147,945

See accompanying notes to financial statements

S&P SmallCap Index Fund	Portfolio of Investments – (continued)	8/31/2010

Company	Shares	Value (Note 1)
GenCorp Inc*	2,884	$12,632
Gerber Scientific Inc*	1,029	5,690
Gibraltar Industries Inc*	1,600	12,160
Griffon Corp*	2,720	29,077
Heartland Express Inc	3,631	52,867
HUB Group Inc*	2,500	66,450
II-VI Inc*	1,500	51,585
Insituform Technologies Inc*	2,572	52,366
Intermec Inc*	3,246	34,115
Intevac Inc*	1,100	10,362
John Bean Technologies Corp	1,600	23,792
Kaman Corp	1,548	33,081
Kaydon Corp	2,247	72,825
Keithley Instruments Inc	720	6,660
Knight Transportation Inc	3,784	71,291
Lawson Products Inc	456	6,183
Lindsay Corp	749	27,616
Littelfuse Inc*	1,432	53,328
LoJack Corp*	1,100	3,652
Lydall Inc*	745	5,133
Magnetek Inc*	1,366	1,434
Methode Electronics Inc	2,454	21,914
Moog Inc*	2,802	87,422
Movado Group Inc*	1,100	11,154
Mueller Industries Inc	2,395	56,474
Myers Industries Inc	1,536	9,784
NCI Building Systems Inc*	220	1,936
Newport Corp*	2,500	23,675
Old Dominion Freight Line Inc*	2,700	62,937
Orbital Sciences Corp*	3,900	50,661
Park Electrochemical Corp	1,318	31,500
Plexus Corp*	2,500	57,550
Quanex Building Products Corp	2,196	34,697
Robbins & Myers Inc	2,232	52,809
Rock-Tenn Co	2,517	121,269
Rogers Corp*	1,150	30,820
Simpson Manufacturing Co Inc	2,290	50,472
Sonic Solutions Inc*	1,173	9,443
Standex International Corp	564	13,271
Sturm Ruger & Co Inc	1,292	16,628
Technitrol Inc	2,470	9,164
Teledyne Technologies Inc*	2,366	85,602
Tetra Tech Inc*	3,868	70,204
Texas Industries Inc	1,686	50,985
Tredegar Corp	1,471	24,154
Triumph Group Inc	1,014	67,309
TTM Technologies Inc*	2,500	20,650
Universal Forest Products Inc	1,181	30,600
Vicor Corp	1,051	14,199
Watts Water Technologies Inc	1,855	55,724
Total Industrial		4,328,043

Technology (9.13%)
Actel Corp*	1,718	24,567
Agilysys Inc*	1,491	6,471
Allscripts Healthcare Solutions Inc*	4,320	72,187
ATMI Inc*	2,001	25,563
Avid Technology Inc*	2,399	26,581
Blackbaud Inc	2,700	56,214
Brooks Automation Inc*	4,331	29,364
Cabot Microelectronics Corp*	1,500	44,895
CACI International Inc*	1,895	77,335
Ciber Inc*	2,938	8,050
Cohu Inc	1,484	17,036
CommVault Systems Inc*	2,757	67,684
Compellent Technologies Inc*	1,000	15,270
Computer Programs & Systems Inc	624	$25,497
Concur Technologies Inc*	2,540	118,796
CSG Systems International Inc*	2,100	38,430
Cypress Semiconductor Corp*	10,000	105,850
Digi International Inc*	1,689	12,803
Diodes Inc*	1,650	24,338
DSP Group Inc*	1,496	10,068
Ebix Inc*	1,800	33,552
Epicor Software Corp*	3,100	21,049
EPIQ Systems Inc	2,381	29,643
Exar Corp*	2,852	15,515
Hittite Microwave Corp*	1,300	55,315
Hutchinson Technology Inc*	1,338	3,840
Integral Systems Inc*	1,100	7,436
Interactive Intelligence Inc*	761	11,347
JDA Software Group Inc*	2,114	48,559
Kopin Corp*	3,225	9,078
Kulicke & Soffa Industries Inc*	4,127	23,689
Manhattan Associates Inc*	1,548	40,318
Mercury Computer Systems Inc*	1,010	11,181
Micrel Inc	3,300	29,189
Microsemi Corp*	5,251	73,514
MKS Instruments Inc*	2,900	50,054
MTS Systems Corp	1,024	27,290
NCI Inc*	409	7,832
Netscout Systems Inc*	2,000	31,660
Omnicell Inc*	2,000	22,310
Pericom Semiconductor Corp*	1,192	10,072
Phoenix Technologies Ltd*	1,166	4,722
Progress Software Corp*	2,391	63,864
Quality Systems Inc	1,200	67,260
Radiant Systems Inc*	1,286	23,032
Radisys Corp*	829	7,511
Rudolph Technologies Inc*	1,360	10,751
Sigma Designs Inc*	1,600	15,200
Skyworks Solutions Inc*	10,882	194,352
Smith Micro Software Inc*	1,902	14,550
Standard Microsystems Corp*	1,264	22,904
Stratasys Inc*	1,200	27,252
Supertex Inc*	890	19,589
SYKES Enterprises Inc*	2,200	26,312
Synaptics Inc*	2,272	60,026
SYNNEX Corp*	1,264	29,148
Take-Two Interactive Software Inc*	5,054	42,049
Taleo Corp*	2,000	51,260
Tessera Technologies Inc*	2,966	45,083
THQ Inc*	4,085	14,502
TriQuint Semiconductor Inc*	8,500	59,075
Tyler Technologies Inc*	2,000	34,620
Ultratech Inc*	1,126	18,703
Varian Semiconductor Equipment Associates Inc*	3,947	97,965
Veeco Instruments Inc*	2,220	73,771
Total Technology		2,392,943

Utilities (3.55%)
Allete Inc	1,680	59,758
American States Water Co	1,045	34,830
Avista Corp	3,283	68,516
Central Vermont Public Service Corp	573	11,363
CH Energy Group Inc	1,008	42,477
El Paso Electric Co*	2,842	65,224
Laclede Group Inc/The	1,463	48,718
New Jersey Resources Corp	2,721	101,248
Northwest Natural Gas Co	1,701	$77,293
Piedmont Natural Gas Co Inc	4,353	118,750
South Jersey Industries Inc	2,000	93,980
Southwest Gas Corp	2,879	90,545
UIL Holdings Corp	1,540	40,795
Unisource Energy Corp	2,352	76,511
Total Utilities		930,008

Total Common Stock (Cost $24,855,258)		23,145,271

Short-Term Investments (4.96%)

United States Treasury Bills (4.96%)	Par Value
United States T-Bill 02/10/2011 (b)	$800,000	799,424
United States T-Bill 6/2/2011	500,000	499,277
Total United States Treasury Bills		1,298,701

Total Short-Term Investments (Cost $1,297,507)		1,298,701

Total Investments (Cost $26,152,765) (a) (93.30%)		24,443,972
Other Net Assets (6.70%)		1,755,304
Net Assets (100.00%)		$26,199,276

*Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $26,153,118. At August 31, 2010, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$4,790,138
Unrealized depreciation		(6,499,284)
Net unrealized depreciation		$(1,709,146)

(b) At August 31, 2010, certain United States Treasury Bills with a market value of $299,784 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 2010: Contracts - $100 times premium / delivery month / commitment

Russell 2000 Mini	Unrealized Depreciation
50 / Sep 2010 / Long		$(221,305)

See accompanying notes to financial statements

Equity Income Fund	Portfolio of Investments	8/31/2010

Company	Shares	Value (Note 1)
Common Stock (99.53%)

Basic Materials (3.16%)
Chemicals (2.99%)
EI du Pont de Nemours & Co	8,550	$348,584
International Flavors & Fragrances Inc	900	41,121
Monsanto Co	4,363	229,712
PPG Industries Inc	24,300	1,599,669
Praxair Inc	15,167	1,304,817
Sensient Technologies Corp	17,000	471,410
Sherwin-Williams Co/The	3,446	242,529
		4,237,842

Iron / Steel (0.17%)
United States Steel Corp	5,700	242,307

Total Basic Materials		4,480,149

Communications (6.53%)
Media (1.48%)
CBS Corp	15,000	207,300
McGraw-Hill Cos Inc/The	21,678	599,397
Walt Disney Co/The	39,635	1,291,705
		2,098,402

Telecommunications (5.05%)
AT&T Inc	67,869	1,834,499
Cisco Systems Inc*	53,000	1,062,650
Frontier Communications Corp	36,170	279,594
Harris Corp	9,840	413,969
Nokia OYJ	8,000	68,480
QUALCOMM Inc	21,075	807,383
Rogers Communications Inc	15,840	551,390
Verizon Communications Inc	67,370	1,988,089
Amdocs Ltd*	6,008	157,590
		7,163,644

Total Communications		9,262,046

Consumer, Cyclical (8.68%)
Auto Manufacturers (0.59%)
Ford Motor Co*	74,200	837,718

Housewares (0.42%)
Newell Rubbermaid Inc	39,680	595,994

Retail (7.67%)
Best Buy Co Inc	16,900	530,491
Chipotle Mexican Grill Inc*	10,000	1,508,300
CVS Caremark Corp	20,500	553,500
Home Depot Inc	35,450	985,865
Ltd Brands Inc	26,100	615,960
Lowe's Cos Inc	16,060	326,018
McDonald's Corp	25,868	1,889,916
Ross Stores Inc	7,092	351,976
Starbucks Corp	44,300	1,018,457
TJX Cos Inc	10,550	418,730
Target Corp	25,139	1,286,111
Wal-Mart Stores Inc	27,500	1,378,850
		10,864,174

Total Consumer, Cyclical		12,297,886

Consumer, Non-Cyclical (23.91%)
Agriculture (2.30%)
Altria Group Inc	36,200	807,984
Lorillard Inc	5,800	440,858
Philip Morris International Inc	26,175	1,346,442
Reynolds American Inc	12,192	664,952
		3,260,236
Beverages (3.20%)
Coca-Cola Co/The	54,600	$3,053,231
PepsiCo Inc	23,000	1,476,140
		4,529,371

Biotechnology (2.00%)
Amgen Inc*	6,700	341,968
Celgene Corp*	19,135	985,835
Genzyme Corp*	15,600	1,093,716
Gilead Sciences Inc*	13,000	414,180
		2,835,699

Commercial Services (0.66%)
Lender Processing Services Inc	17,011	498,933
Moody's Corp	9,592	202,775
Western Union Co/The	15,109	236,909
		938,617

Cosmetics / Personal Care (1.97%)
Alberto-Culver Co	10,800	335,340
Colgate-Palmolive Co	7,000	516,880
Procter & Gamble Co/The	32,580	1,944,049
		2,796,269

Food (2.74%)
ConAgra Foods Inc	29,050	627,190
HJ Heinz Co	15,000	693,600
Kraft Foods Inc	41,134	1,231,963
McCormick & Co Inc	16,500	657,855
Safeway Inc	17,400	327,120
Sara Lee Corp	23,800	343,672
		3,881,400

Healthcare - Products (2.82%)
Baxter International Inc	31,386	1,335,788
Hologic Inc*	16,200	229,878
Johnson & Johnson	30,000	1,710,600
Varian Medical Systems Inc*	7,640	406,754
Covidien PLC	8,835	312,229
		3,995,249

Healthcare - Services (2.13%)
Aetna Inc	14,384	384,340
Healthsouth Corp*	74,000	1,203,240
UnitedHealth Group Inc	10,500	333,060
WellPoint Inc*	22,100	1,097,928
		3,018,568

Household Products / Wares (0.93%)
Fortune Brands Inc	5,146	230,489
Kimberly-Clark Corp	11,500	740,600
Tupperware Brands Corp	9,000	354,060
		1,325,149

Pharmaceuticals (5.16%)
Abbott Laboratories	28,510	1,406,683
AmerisourceBergen Corp	31,212	851,463
Eli Lilly & Co	62,080	2,083,405
Merck & Co Inc	21,200	745,392
Pfizer Inc	138,356	2,204,011
		7,290,954

Total Consumer, Non-Cyclical		33,871,512

Energy (15.15%)
Oil & Gas (11.43%)
Anadarko Petroleum Corp	21,340	981,427
BP PLC	39,230	1,366,381
Apache Corp	25,626	2,302,496
Chevron Corp	63,524	4,710,939
ConocoPhillips	19,648	1,030,145
Devon Energy Corp	15,952	961,587
Exxon Mobil Corp	46,936	$2,776,733
Royal Dutch Shell PLC	25,500	1,352,775
Noble Corp	10,000	311,200
Transocean Ltd*	2,700	137,430
Valero Energy Corp	16,100	253,897
		16,185,010

Oil & Gas Services (2.85%)
Baker Hughes Inc	40,055	1,505,267
Ensco PLC	13,670	562,247
Schlumberger Ltd	25,500	1,359,915
Weatherford International Ltd*	41,120	613,099
		4,040,528

Pipelines (0.87%)
Enterprise Products Partners LP	12,000	443,640
Plains All American Pipeline LP	7,000	420,280
Spectra Energy Corp	18,000	366,120
		1,230,040

Total Energy		21,455,578

Financial (15.59%)
Banks (7.91%)
Bank of America Corp	74,367	925,869
Bank of New York Mellon Corp/The	21,450	520,592
Comerica Inc	8,500	292,485
Goldman Sachs Group Inc/The	21,250	2,909,974
JPMorgan Chase & Co	80,198	2,915,998
State Street Corp	14,400	505,152
Trustco Bank Corp NY	5,000	26,600
US Bancorp	60,600	1,260,480
Wells Fargo & Co	79,429	1,870,553
		11,227,703

Diversified Financial Services (3.73%)
American Express Co	4,500	179,415
Citigroup Inc*	103,101	383,536
Franklin Resources Inc	16,100	1,553,811
Morgan Stanley	70,450	1,739,411
NYSE Euronext	26,450	733,723
Charles Schwab Corp/The	54,460	694,910
		5,284,806

Insurance (3.78%)
Arthur J Gallagher & Co	32,400	805,140
Aspen Insurance Holdings Ltd	26,315	747,346
Hartford Financial Services Group Inc	8,935	180,130
Marsh & McLennan Cos Inc	13,600	322,592
MetLife Inc	11,528	433,453
Principal Financial Group Inc	28,150	648,858
Prudential Financial Inc	22,375	1,131,504
StanCorp Financial Group Inc	11,150	397,275
Travelers Cos Inc/The	14,000	685,720
		5,352,018

Savings & Loans (0.17%)
New York Community Bancorp Inc	15,000	238,350

Total Financial		22,102,877

Industrial (12.18%)
Aerospace/Defense (3.67%)
Boeing Co/The	17,000	1,039,210
Goodrich Corp	19,000	1,301,120
Northrop Grumman Corp	8,600	465,432
Rockwell Collins Inc	12,400	668,732
United Technologies Corp	26,500	1,728,065
		5,202,559

See accompanying notes to financial statements

Equity Income Fund	Portfolio of Investments – (continued)	8/31/2010

Company	Shares	Value (Note 1)
Electronics (0.38%)
Agilent Technologies Inc*	9,870	$266,194
Tyco Electronics Ltd	10,950	268,494
		534,688

Machinery - Construction & Mining (1.90%)
Caterpillar Inc	41,342	2,693,844

Metal Fabricate / Hardware (0.16%)
Worthington Industries Inc	16,100	228,942

Miscellaneous Manufacturing (4.05%)
3M Co	23,812	1,870,433
Barnes Group Inc	19,140	291,119
Danaher Corp	38,300	1,391,439
General Electric Co	100,325	1,452,706
Tyco International Ltd	8,835	329,369
ITT Corp	9,534	405,195
		5,740,261

Packaging & Containers (0.15%)
Sealed Air Corp	10,395	213,201

Transportation (1.87)%
FedEx Corp	4,830	376,982
Tidewater Inc	8,980	359,918
Union Pacific Corp	5,475	399,347
United Parcel Service Inc	19,260	1,228,788
Seaspan Corp	25,000	280,500
		2,645,535

Total Industrial		17,259,030

Technology (8.20%)
Computers (2.44%)
Dell Inc*	7,300	85,921
Diebold Inc	11,000	285,340
EMC Corp*	29,720	542,093
Hewlett-Packard Co	34,500	1,327,560
International Business Machines Corp	9,860	1,215,048
		3,455,962

Office/Business Equipment (0.19%)
Pitney Bowes Inc	14,200	273,208

Semiconductors (3.29%)
Analog Devices Inc	14,040	$391,435
Intel Corp	122,563	2,171,816
KLA-Tencor Corp	10,440	292,424
Linear Technology Corp	26,180	750,057
Maxim Integrated Products Inc	12,240	194,249
Taiwan Semiconductor Manufacturing Co Ltd	30,000	282,300
Texas Instruments Inc	16,500	379,995
Marvell Technology Group Ltd*	13,050	208,017
		4,670,293

Software (2.28%)
Microsoft Corp	77,733	1,825,171
Oracle Corp	64,130	1,403,164
		3,228,335

Total Technology		11,627,798

Utilities (6.13%)
Electric (5.30%)
Allegheny Energy Inc	12,855	289,880
Ameren Corp	21,000	589,470
Consolidated Edison Inc	31,700	1,506,701
DTE Energy Co	7,000	327,950
Duke Energy Corp	60,100	1,033,119
Entergy Corp	11,946	941,823
Exelon Corp	18,746	763,337
NextEra Energy Inc	11,200	601,776
Pinnacle West Capital Corp	11,000	438,350
Progress Energy Inc	8,000	343,280
Southern Co	11,500	421,935
Wisconsin Energy Corp	4,500	250,830
		7,508,451

Gas (0.83%)
Nicor Inc	7,000	296,030
NiSource Inc	27,000	468,180
Sempra Energy	8,050	409,906
		1,174,116

Total Utilities		8,682,567

Total Common Stock (Cost $145,718,276)		141,039,443

Short-Term Investments (0.14%)

United States Treasury Bills (0.14%)	Par Value
United States T-Bill 02/10/2011 (b)	$200,000	$199,856
Total United States Treasury Bills		199,856

Total Short-Term Investments (Cost $199,686)		199,856

Total Investments (Cost $145,917,962) (a) (99.67%)		141,239,299
Other Net Assets (0.33%)		511,089
Net Assets (100.00%)		$141,750,388

*Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $146,331,133. At August 31, 2010, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$19,190,490
Unrealized depreciation		(24,282,324)
Net unrealized depreciation		$(5,091,834)

(b) At August 31, 2010, certain United States Treasury Bills with a market value of $199,856 were pledged to cover margin requirements for futures contracts.

See accompanying notes to financial statements

European Growth & Income Fund	Portfolio of Investments	8/31/2010

Company	Shares	Value (Note 1)
Common Stock (97.91%)

Basic Materials (9.98%)
Chemicals (2.46%)
BASF SE ADR	3,488	$183,608
Bayer AG ADR	1,515	92,173
		275,781

Iron / Steel (0.96%)
ArcelorMittal ADR	3,700	107,041

Mining (6.56%)
Anglo American PLC ADR	12,020	214,076
BHP Billiton Ltd ADR	4,500	299,385
Rio Tinto PLC ADR	4,400	221,892
		735,353

Total Basic Materials		1,118,175

Communications (13.74%)
Telecommunications (13.74%)
Deutsche Telekom AG ADR	11,525	150,747
France Telecom SA ADR	7,700	156,310
Nokia OYJ ADR	15,928	136,344
Telefonaktiebolaget LM Ericsson ADR	12,888	124,111
Telefonica SA ADR	6,165	410,034
Vodafone Group PLC ADR	23,233	561,774
Total Communications		1,539,320

Consumer, Cyclical (1.65%)
Auto Manufacturers (1.65%)
Daimler AG ADR*	3,835	184,847
Total Consumer, Cyclical		184,847

Consumer, Non-Cyclical (27.98%)
Agriculture (2.49%)
British American Tobacco PLC ADR	4,100	278,554

Beverages (1.60%)
Diageo PLC ADR	2,735	179,143

Food (7.27%)
Nestle SA ADR	12,412	639,839
Unilever NV ADR	6,508	174,349
		814,188

Pharmaceuticals (16.62%)
AstraZeneca PLC ADR	6,098	301,424
GlaxoSmithKline PLC ADR	11,988	448,351
Novartis AG ADR	10,757	564,635
Roche Holding AG ADR	9,632	326,814
Sanofi-Aventis SA ADR	7,700	220,297
		1,861,521

Total Consumer, Non-Cyclical		3,133,406

Energy (12.68%)
Oil & Gas (12.68%)
BP PLC ADR	12,876	$448,471
ENI SpA ADR	5,132	203,484
Royal Dutch Shell PLC ADR	7,220	383,021
Total SA ADR	8,258	385,236
Total Energy		1,420,212

Financial (22.53%)
Banks (18.32%)
Banco Bilbao Vizcaya Argentaria SA ADR	14,915	179,875
Banco Santander SA ADR	36,958	432,039
Barclays PLC ADR	8,751	162,156
BNP Paribas ADR	5,452	169,666
Deutsche Bank AG ADR	2,096	131,377
HSBC Holdings PLC ADR	11,565	568,998
Intesa Sanpaolo SpA ADR	5,800	97,498
Societe Generale ADR	10,900	111,180
UBS AG ADR*	11,792	198,459
		2,051,248

Diversified Financial Services (1.59%)
Credit Suisse Group AG ADR	4,053	177,846
		177,846

Insurance (2.62%)
Allianz SE ADR	18,157	185,383
AXA SA ADR	6,984	107,833
		293,216

Total Financial		2,522,310

Industrial (5.16%)
Electronics (1.04%)
Koninklijke Philips Electronics NV ADR	4,184	116,775

Engineering & Construction (1.50%)
ABB Ltd ADR*	8,700	168,519

Miscellaneous Manufacturing (2.62%)
Siemens AG ADR	3,235	292,865

Total Industrial		578,159

Technology (1.43%)
Software (1.43%)
SAP AG ADR	3,667	159,661
Total Technology		159,661

Utilities (2.76%)
Electric (1.73%)
E.ON AG ADR	6,935	194,874

Gas (1.03%)
GDF Suez ADR	3,758	$115,822

Total Utilities		310,696

Total Common Stock (Cost $12,410,625)		10,966,786

Short-Term Investments (0.89%)

United States Treasury Bills (0.89%)	Par Value
United States T-Bill 6/2/2011	$100,000	99,855
Total United States Treasury Bills		99,855

Total Short-Term Investments (Cost $99,753)		99,855

Total Investments (Cost $12,510,378) (a) (98.80%)		11,066,641
Other Net Assets (1.20%)		133,878
Net Assets (100.00%)		$11,200,519

*Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $12,510,938. At August 31, 2010, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$1,326,196
Unrealized depreciation		(2,770,493)
Net unrealized depreciation		$(1,444,297)

See accompanying notes to financial statements

Nasdaq-100 Index Fund	Portfolio of Investments	8/31/2010

Company	Shares	Value (Note 1)
Common Stock (99.33%)

Basic Materials (0.39%)
Sigma-Aldrich Corp	1,436	$76,352
Total Basic Materials		76,352

Communications (26.54%)
Amazon.com Inc*	3,600	449,388
Baidu Inc ADR*	3,290	258,035
Cisco Systems Inc*	24,952	500,288
Comcast Corp	17,622	301,689
DIRECTV*	8,045	305,066
DISH Network Corp	2,514	45,126
eBay Inc*	11,817	274,627
Expedia Inc	3,216	73,518
Google Inc*	1,809	814,086
Liberty Media Corp - Interactive*	6,500	68,575
Millicom International Cellular SA	1,282	118,047
News Corp	17,371	218,353
NII Holdings Inc*	1,993	72,246
priceline.com Inc*	588	171,390
QUALCOMM Inc	24,725	947,216
Symantec Corp*	10,283	140,157
VeriSign Inc*	1,969	57,357
Virgin Media Inc	4,110	85,529
Vodafone Group PLC	7,952	192,279
Yahoo! Inc*	8,210	107,387
Total Communications		5,200,359

Consumer, Cyclical (8.00%)
Bed Bath & Beyond Inc*	4,298	154,599
Cintas Corp	2,196	55,976
Costco Wholesale Corp	2,822	159,584
Fastenal Co	1,708	77,321
Mattel Inc	5,073	106,482
O'Reilly Automotive Inc*	1,672	79,035
PACCAR Inc	4,979	204,089
Ross Stores Inc	1,421	70,524
Sears Holdings Corp*	1,385	85,732
Staples Inc	5,531	98,286
Starbucks Corp	12,608	289,858
Urban Outfitters Inc*	1,802	54,637
Wynn Resorts Ltd	1,637	131,959
Total Consumer, Cyclical		1,568,082

Consumer, Non-Cyclical (16.56%)
Amgen Inc*	5,754	293,684
Apollo Group Inc*	1,751	74,382
Automatic Data Processing Inc	4,351	167,992
Biogen Idec Inc*	3,654	196,585
Celgene Corp*	5,560	286,451
Cephalon Inc*	800	45,288
DENTSPLY International Inc	1,688	46,960
Express Scripts Inc*	5,992	255,259
Genzyme Corp*	4,058	284,506
Gilead Sciences Inc*	10,810	344,407
Henry Schein Inc*	1,000	52,800
Hologic Inc*	3,000	42,570
Illumina Inc*	1,290	55,328
Intuitive Surgical Inc*	474	125,624
Life Technologies Corp*	2,232	95,463
Mylan Inc*	3,800	65,208
Patterson Cos Inc	1,604	40,565
Paychex Inc	4,182	104,090
QIAGEN NV*	2,864	51,036
Teva Pharmaceutical Industries Ltd ADR	8,979	$454,158
Vertex Pharmaceuticals Inc*	2,558	85,284
Warner Chilcott PLC*	2,719	77,274
Total Consumer, Non-Cyclical		3,244,914

Energy (0.59%)
First Solar Inc*	910	116,344
Total Energy		116,344

Industrial (3.04%)
CH Robinson Worldwide Inc	1,946	126,471
Expeditors International of Washington Inc	2,400	95,016
Flextronics International Ltd*	9,539	47,027
FLIR Systems Inc*	1,650	41,448
Foster Wheeler AG*	1,800	38,394
Garmin Ltd	2,380	63,332
JB Hunt Transport Services Inc	1,368	44,788
Joy Global Inc	1,200	68,088
Stericycle Inc*	1,100	72,050
Total Industrial		596,614

Technology (44.21%)
Activision Blizzard Inc	13,814	147,672
Adobe Systems Inc*	6,265	173,916
Altera Corp	5,102	125,866
Apple Inc*	14,528	3,535,679
Applied Materials Inc	8,472	88,024
Autodesk Inc*	2,800	77,700
BMC Software Inc*	2,589	93,359
Broadcom Corp	4,880	146,254
CA Inc	6,092	109,717
Cerner Corp*	995	72,486
Check Point Software Technologies Ltd*	2,506	87,434
Citrix Systems Inc*	2,599	150,586
Cognizant Technology Solutions Corp*	3,537	203,749
Dell Inc*	8,780	103,341
Electronic Arts Inc*	3,704	56,449
Fiserv Inc*	2,324	116,270
Infosys Technologies Ltd ADR	1,300	74,477
Intel Corp	23,595	418,103
Intuit Inc*	4,867	208,308
KLA-Tencor Corp	2,582	72,322
Lam Research Corp*	1,471	53,118
Linear Technology Corp	3,449	98,814
Logitech International SA*	2,100	30,954
Marvell Technology Group Ltd*	7,273	115,932
Maxim Integrated Products Inc	3,250	51,578
Microchip Technology Inc	1,644	45,522
Microsoft Corp	36,820	864,534
NetApp Inc*	4,214	170,414
NVIDIA Corp*	6,297	58,751
Oracle Corp	25,488	557,677
Research In Motion Ltd*	6,796	291,277
SanDisk Corp*	2,835	94,235
Seagate Technology PLC*	6,070	61,489
Xilinx Inc	4,476	108,095
Total Technology		8,664,102

Total Common Stock (Cost $16,182,159)		19,466,767

Short-Term Investments (0.51%)

United States Treasury Bills (0.51%)	Par Value
United States T-Bill 9/30/2010 (b)	$100,000	$99,988
Total United States Treasury Bills		99,988

Total Short-Term Investments (Cost $99,988)		99,988

Total Investments (Cost $16,282,147) (a) (99.84%)		19,566,755
Other Net Assets (0.16%)		31,270
Net Assets (100.00%)		$19,598,025

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $16,283,382. At August 31, 2010, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$6,027,158
Unrealized depreciation		(2,743,785)
Net unrealized appreciation		$3,283,373

(b)At August 31, 2010, certain United States Treasury Bills with a market value of $99,987 were pledged to cover margin requirements for futures contracts.

(c)Futures contracts at August 31, 2010: Contracts - $20 times premium / delivery month / commitment

Nasdaq 100 E-mini	Unrealized Depreciation
2 / Sep 2010 / Long		$(3,245)

See accompanying notes to financial statements

Statements of Assets & Liabilities August 31, 2010

	California Tax-Free Income Fund	California Insured Intermediate Fund	California Tax-Free Money Market Fund	U.S. Government Securities Fund	Short- Term U.S. Government Bond Fund	The United States Treasury Trust
Assets
Investments in securities
Cost of Investments	$105,946,650	$13,167,137	$47,553,986	$40,619,729	$15,442,556	$70,751,764
Market value of investments (Note 1)	110,502,290	13,660,019	47,553,986	42,472,707	15,685,990	70,751,764
Cash	414	74,046	14,967	7,020	78,688	80,006
Interest receivable	1,328,004	117,895	68,210	277,090	51,223	—
Receivable for fund shares sold	117,852	—	8,763	12,581	2,110	37,001
Receivable from investment advisor	—	—	—	4,274	—	14,547
Total Assets	$111,948,560	$13,851,960	$47,645,926	$42,773,672	$15,818,011	$70,883,318

Liabilities
Payable for fund shares repurchased	12,865	203	288,880	891	1,881	14,889
Payable to investment advisor	46,549	4,499	2,559	—	3,947	—
Distributions payable	81,247	5,750	—	3,388	131	—
Accrued 12b-1 fee - A Shares	—	—	—	261	—	—
Accrued 12b-1 fee - B Shares	—	—	—	98	—	—
Accrued 12b-1 fee - K Shares	—	—	—	1,843	700	4,305
Accrued shareholder service fee - B Shares	—	—	—	48	—	—
Accrued shareholder service fee - K Shares	—	—	—	1,908	709	4,340
Accrued administration fee	7,250	905	3,128	2,788	1,034	4,630
Accrued expenses	14,539	3,538	7,846	18,833	4,351	15,138
Total Liabilities	$162,450	$14,895	$302,413	$30,058	$12,753	$43,302

Net assets:	$111,786,110	$13,837,065	$47,343,513	$42,743,614	$15,805,258	$70,840,016

Net Assets at August 31, 2010 consist of
Paid-in capital	$106,594,660	$13,316,391	$47,346,770	$41,764,717	$15,489,598	$70,839,244
Undistributed net investment income	160,673	1,076	—	26,809	369	772
Accumulated net realized gains (losses)	475,137	26,716	(3,257)	(900,890)	71,857	—
Unrealized appreciation (depreciation) of investments	4,555,640	492,882	—	1,852,978	243,434	—
	$111,786,110	$13,837,065	$47,343,513	$42,743,614	$15,805,258	$70,840,016

Net Assets
Direct Shares	$111,786,110	$13,837,065	$47,343,513	$32,467,331	$12,581,360	$67,353,696
A Shares	$—	$—	$—	$1,377,414	$—	$—
B Shares	$—	$—	$—	$231,320	$—	$—
K Shares	$—	$—	$—	$8,667,549	$3,223,898	$3,486,320

Shares Outstanding
Direct Shares (no par value, unlimited shares authorized)	9,559,526	1,285,030	47,410,141	3,040,941	1,208,704	67,355,448
A Shares (no par value, unlimited shares authorized)	—	—	—	128,854	—	—
B Shares (no par value, unlimited shares authorized)	—	—	—	21,641	—	—
K Shares (no par value, unlimited shares authorized)	—	—	—	809,986	308,955	3,484,599

Net asset value per share
Direct Shares	$11.69	$10.77	$1.00	$10.68	$10.41	$1.00
A Shares	$—	$—	$—	$10.69	$—	$—
B Shares	$—	$—	$—	$10.69	$—	$—
K Shares	$—	$—	$—	$10.70	$10.43	$1.00

See accompanying notes to financial statements

Statements of Assets & Liabilities August 31, 2010 − (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Equity Income Fund	European Growth & Income Fund	Nasdaq-100 Index Fund
Assets
Investments in securities
Cost of investments	$64,339,248	$93,815,508	$26,152,765	$145,917,962	$12,510,378	$16,282,147
Market value of investments (Note 1)	72,931,356	108,309,863	24,443,972	141,239,299	11,066,641	19,566,755
Cash	25,604	2,226,696	1,799,377	183,415	109,450	21,724
Interest receivable	—	—	—	—	—	—
Dividend receivable	226,081	121,490	13,266	466,492	33,782	18,946
Receivable for fund shares sold	13,863	17,574	6,893	23,248	5,287	6,070
Variation margin receivable	1,287	—	4,000	—	—	—
Prepaid Expenses	—	—	—	—	—	—
Total Assets	$73,198,191	$110,675,623	$26,267,508	$141,912,454	$11,215,160	$19,613,495

Liabilities
Payable for fund shares repurchased	5,255	5,522	43,449	25,511	471	839
Payable to investment advisor	8,546	37,467	10,201	63,199	6,090	3,079
Variation margin payable	—	228	—	—	—	90
Accrued 12b-1 fee - A Shares	—	—	—	2,128	—	—
Accrued 12b-1 fee - B Shares	—	—	—	1,072	—	—
Accrued 12b-1 fee - K Shares	1,651	1,472	1,773	1,234	1,234	1,244
Accrued shareholder service fee - B Shares	—	—	—	510	—	—
Accrued shareholder service fee - K Shares	2,487	1,430	1,970	1,466	1,456	1,665
Accrued administration fee	4,974	7,527	1,798	9,748	760	1,361
Accrued expenses	17,064	20,576	9,041	57,198	4,630	7,192
Total Liabilities	$39,977	$74,222	$68,232	$162,066	$14,641	$15,470

Net assets:	$73,158,214	$110,601,401	$26,199,276	$141,750,388	$11,200,519	$19,598,025

Net Assets at August 31. 2010 consist of
Paid-in capital	$67,989,147	$99,343,358	$29,326,236	$161,920,213	$13,127,677	$27,079,520
Undistributed net investment income	262,582	5,609	—	372,239	21,982	—
Accumulated net realized gains (losses)	(3,675,698)	(3,239,503)	(1,196,862)	(15,863,401)	(505,403)	(10,762,858)
Unrealized appreciation (depreciation) of investments	8,592,108	14,494,355	(1,708,793)	(4,678,663)	(1,443,737)	3,284,608
Unrealized appreciation (depreciation) of futures contracts	(9,925)	(2,418)	(221,305)	—	—	(3,245)
	$73,158,214	$110,601,401	$26,199,276	$141,750,388	$11,200,519	$19,598,025

Net Assets
Direct Shares	$65,836,686	$104,162,353	$18,393,638	$123,304,851	$5,637,388	$14,146,028
A Shares	$—	$—	$—	$10,607,684	$—	$—
B Shares	$—	$—	$—	$2,416,769	$—	$—
K Shares	$7,321,528	$6,439,048	$7,805,638	$5,421,084	$5,563,131	$5,451,997

Shares Outstanding
Direct Shares (no par value, unlimited shares authorized)	3,075,242	5,838,899	1,568,820	8,788,205	760,056	3,162,739
A Shares (no par value, unlimited shares authorized)	—	—	—	755,991	—	—
B Shares (no par value, unlimited shares authorized)	—	—	—	172,374	—	—
K Shares (no par value, unlimited shares authorized)	341,077	362,367	672,048	388,489	748,289	1,248,402

Net asset value per share
Direct Shares	$21.41	$17.84	$11.72	$14.03	$7.42	$4.47
A Shares	$—	$—	$—	$14.03	$—	$—
B Shares	$—	$—	$—	$14.02	$—	$—
K Shares	$21.47	$17.77	$11.61	$13.95	$7.43	$4.37

See accompanying notes to financial statements

Statements of Operations August 31, 2010

	California Tax-Free Income Fund	California Insured Intermediate Fund	California Tax-Free Money Market Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Investment income
Interest income	$5,157,940	$488,537	$177,600	$1,150,939	$265,762	$48,429
Total	5,157,940	488,537	177,600	1,150,939	265,762	48,429

Expenses
Management fees (Note 2)	538,975	69,742	288,384	154,346	89,847	166,664
Administration fees (Note 2)	88,672	11,390	47,249	25,123	14,685	26,851
Transfer agent fees	36,332	14,857	21,708	26,772	16,892	29,447
Accounting services	58,116	14,252	32,813	24,889	17,850	22,733
Custodian fees	8,803	1,564	5,814	3,681	2,095	3,550
Legal, audit, and compliance fees (Note 2)	46,008	10,481	30,200	38,434	12,365	31,814
Trustees fees	2,969	3,313	3,328	3,315	3,315	3,356
Insurance	4,493	638	4,844	1,229	667	1,238
Printing	2,412	466	1,755	3,138	791	2,459
Registration and dues	5,178	775	2,122	9,205	1,776	6,906
12b-1 fees - A Shares (Note 2)	—	—	—	464	—	—
12b-1 fees - B Shares (Note 2)	—	—	—	157	—	—
12b-1 fees - K Shares (Note 2)	—	—	—	19,643	7,805	8,555
Shareholder service fee - B Shares (Note 2)	—	—	—	79	—	—
Shareholder service fee - K Shares (Note 2)	—	—	—	19,643	7,805	8,555
Total expenses	791,958	127,478	438,217	330,118	175,893	312,128
Less reimbursement from manager (Note 2)	—	(32,629)	(260,617)	(61,701)	(54,263)	(263,699)
Net expenses	791,958	94,849	177,600	268,417	121,630	48,429
Net investment income	4,365,982	393,688	—	882,522	144,132	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	447,204	46,750	—	(58,168)	120,313	155
Change in unrealized appreciation (depreciation) of investments	3,660,434	93,457	—	1,041,946	90,894	—
Net realized and unrealized gain (loss) of investments	4,107,638	140,207	—	983,778	211,207	155
Net increase (decrease) in net assets resulting from operations	$8,473,620	$533,895	$—	$1,866,300	$355,339	$155

See accompanying notes to financial statements

Statements of Operations August 31, 2010 − (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Equity Income Fund	European Growth & Income Fund	Nasdaq-100 Index Fund
Investment income
Interest income	$620	$1,580	$2,787	$1,489	$246	$1,779
Dividend income (net of foreign tax witheld: $0; $0; $0; $6,009; $57,098; $2,053 respectively)	1,625,777	1,744,320	260,712	989,560	425,520	147,706
Total	1,626,397	1,745,900	263,499	991,049	425,766	149,485

Expenses
Management fees (Note 2)	195,530	478,608	134,888	193,530	106,116	102,886
Administration fees (Note 2)	63,872	97,725	22,025	30,826	10,197	16,799
Transfer agent fees	36,299	39,156	27,932	71,439	21,117	26,143
Accounting services	58,768	75,541	39,815	25,434	15,503	19,009
Custodian fees	8,477	12,433	3,597	4,344	1,461	2,284
Legal, audit, and compliance fees (Note 2)	35,838	52,028	15,422	31,068	10,005	13,047
Trustees fees	3,312	3,313	3,311	3,240	3,316	3,312
Insurance	3,079	4,786	1,037	832	521	749
Printing	9,078	9,336	3,911	8,314	2,213	3,844
Registration and dues	10,417	11,272	2,978	10,796	1,494	5,071
12b-1 fees - A Shares (Note 2)	—	—	—	3,818	—	—
12b-1 fees - B Shares (Note 2)	—	—	—	1,738	—	—
12b-1 fees - K Shares (Note 2)	18,371	16,191	20,088	13,276	14,522	13,757
Shareholder service fee - B Shares (Note 2)	—	—	—	869	—	—
Shareholder service fee - K Shares (Note 2)	18,371	16,191	20,088	13,276	14,522	13,757
Licensing fee	9,969	10,157	2,185	—	—	4,975
Total expenses	471,381	826,737	297,277	412,800	200,987	225,633
Less reimbursement from manager (Note 2)	(153,077)	(100,376)	(57,467)	—	(47,101)	(97,291)
Net expenses	318,304	726,361	239,810	412,800	153,886	128,342
Net investment income	1,308,093	1,019,539	23,689	578,249	271,880	21,143

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	544,836	35,551	282,121	(3,633,555)	(188,570)	(274,121)
Net realized gain (loss) from futures contracts	(39,697)	(40,395)	256,050	12,401	—	592,608
Change in unrealized appreciation (depreciation) of investments	1,642,717	12,213,622	1,368,390	2,836,292	(896,721)	1,345,720
Change in unrealized appreciation (depreciation) of futures contracts	(37,896)	(4,813)	(412,840)	—	—	(146,038)
Net realized and unrealized gain (loss) on investments	2,109,960	12,203,965	1,493,721	(784,862)	(1,085,291)	1,518,169
Net increase (decrease) in net assets resulting from operations	$3,418,053	$13,223,504	$1,517,410	$(206,613)	$(813,411)	$1,539,312

See accompanying notes to financial statements

Statements of Changes in Net Assets August 31, 2010

	California Tax-Free Income Fund		California Insured Intermediate Fund		California Tax-Free Money Market Fund
	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2010	Year Ended August 31, 2009
Operations
Net investment income	$4,365,982	$4,620,646	$393,688	$447,414	$—	$519,474
Net realized gain (loss) on investments	447,204	222,792	46,750	(2,335)	—	—
Change in unrealized appreciation (depreciation) of investments	3,660,434	(1,425,381)	93,457	130,599	—	—
Net increase (decrease) in net assets resulting from operations	8,473,620	3,418,057	533,895	575,678	—	519,474

Distributions to shareholders
Distributions from net investment income	(4,359,398)	(4,588,448)	(396,279)	(447,408)	—	(519,474)
Distributions from realized capital gains on investments	(7,641)	(333,458)	(8,255)	—	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	12,020	(9,149,549)	(1,369,481)	(593,220)	(26,941,529)	(6,879,288)
Total increase (decrease)	4,118,601	(10,653,398)	(1,240,120)	(464,950)	(26,941,529)	(6,879,288)

Net assets
Beginning of year	107,667,509	118,320,907	15,077,185	15,542,135	74,285,042	81,164,330
End of year	$111,786,110	$107,667,509	$13,837,065	$15,077,185	$47,343,513	$74,285,042
Including undistributed net investment income of:	$160,673	$160,557	$1,076	$3,667	$—	$—

	U.S. Government Securities Fund		Short-Term U.S. Government Bond Fund		The United States Treasury Trust
	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2010	Year Ended August 31, 2009
Operations
Net investment income	$882,522	$997,222	$144,132	$256,287	$—	$52,581
Net realized gain (loss) on investments	(58,168)	(293,004)	120,313	208,717	155	6,351
Change in unrealized appreciation (depreciation) of investments	1,041,946	(23,581)	90,894	(18,602)	—	—
Net increase (decrease) in net assets resulting from operations	1,866,300	680,637	355,339	446,402	155	58,932

Distributions to shareholders
Distributions from net investment income
Direct shares	(683,596)	(785,649)	(128,391)	(228,400)	—	(51,589)
A Shares	(4,439)	—	—	—	—	—
B Shares	(596)	—	—	—	—	—
K Shares	(219,329)	(224,626)	(17,191)	(30,241)	—	(992)
Distributions from realized capital gains on investments
Direct shares	—	—	—	—	(27,791)	—
A Shares	—	—	—	—	—	—
B Shares	—	—	—	—	—	—
K Shares	—	—	—	—	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(827,096)	2,126,679	(643,453)	3,258,580	(2,856,393)	(13,675,532)
Increase (decrease) in net assets resulting from capital share transactions due to merger (NOTE 5)	13,076,797	—	—	—	45,120,457	—
Total increase (decrease)	13,208,041	1,797,041	(433,696)	3,446,341	42,236,428	(13,669,181)

Net assets
Beginning of year	29,535,573	27,738,532	16,238,954	12,792,613	28,603,588	42,272,769
End of year	$42,743,614	$29,535,573	$15,805,258	$16,238,954	$70,840,016	$28,603,588
Including undistributed net investment income of:	$26,809	$34,243	$369	$1,237	$772	$105

See accompanying notes to financial statements

Statements of Changes in Net Assets August 31, 2010 − (Continued)

	S&P 500 Index Fund		S&P MidCap Index Fund		S&P SmallCap Index Fund
	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2010	Year Ended August 31, 2009
Operations
Net investment income	$1,308,093	$1,497,819	$1,019,539	$1,213,500	$23,689	$129,586
Net realized gain (loss) on investments	544,836	(721,555)	35,551	(1,131,240)	282,121	(190,275)
Net realized gain (loss) on futures contracts	(39,697)	(71,894)	(40,395)	(665,850)	256,050	(1,388,505)
Change in unrealized appreciation (depreciation) of investments	1,642,717	(17,732,927)	12,213,622	(30,704,707)	1,368,390	(5,834,938)
Change in unrealized appreciation (depreciation) of futures contracts	(37,896)	19,150	(4,813)	(54,798)	(412,840)	35,282
Net increase (decrease) in net assets resulting from operations	3,418,053	(17,009,407)	13,223,504	(31,343,095)	1,517,410	(7,248,850)

Distributions to shareholders
Distributions from net investment income
Direct shares	(1,177,682)	(1,431,488)	(1,067,780)	(1,085,918)	(50,628)	(107,080)
A Shares	—	—	—	—	—	—
B Shares	—	—	—	—	—	—
K Shares	(92,966)	(104,667)	(37,017)	(37,387)	—	(22,756)
Distributions from realized capital gains on investments
Direct shares	—	—	(163,778)	(3,415,694)	—	(2,177,269)
A Shares	—	—	—	—	—	—
B Shares	—	—	—	—	—	—
K Shares	—	—	(9,001)	(159,505)	—	(842,499)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(2,306,225)	(2,699,982)	(15,179,581)	(5,485,868)	302,957	2,774,666
Total increase (decrease)	(158,820)	(21,245,544)	(3,233,653)	(41,527,467)	1,769,739	(7,623,788)

Net assets
Beginning of year	73,317,034	94,562,578	113,835,054	155,362,521	24,429,537	32,053,325
End of year	$73,158,214	$73,317,034	$110,601,401	$113,835,054	$26,199,276	$24,429,537
Including undistributed net investment income of:	$262,582	$225,137	$5,609	$148,747	$—	$—

	Equity Income Fund		European Growth & Income Fund		Nasdaq-100 Index Fund
	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2010	Year Ended August 31, 2009
Operations
Net investment income	$578,249	$285,593	$271,880	$321,000	$21,143	$7,817
Net realized gain (loss) on investments	(3,633,555)	(1,287,810)	(188,570)	(124,531)	(274,121)	(897,393)
Net realized gain (loss) on futures contracts	12,401	(103,978)	—	—	592,608	(194,686)
Change in unrealized appreciation (depreciation) of investments	2,836,292	(2,038,462)	(896,721)	(2,065,023)	1,345,720	(1,420,972)
Change in unrealized appreciation (depreciation) of futures contracts	—	—	—	—	(146,038)	147,172
Net increase (decrease) in net assets resulting from operations	(206,613)	(3,144,657)	(813,411)	(1,868,554)	1,539,312	(2,358,062)

Distributions to shareholders
Distributions from net investment income
Direct shares	(178,074)	(219,471)	(171,101)	(201,484)	(27,754)	(1,206)
A Shares	—	—	—	—	—	—
B Shares	—	—	—	—	—	—
K Shares	(40,093)	(49,948)	(130,661)	(130,346)	—	—
Distributions from realized capital gains on investments
Direct shares	—	(52,613)	—	—	—	—
A Shares	—	—	—	—	—	—
B Shares	—	—	—	—	—	—
K Shares	—	(14,062)	—	—	—	—
Return of Capital Distributions	—	—	—	—	(4,008)	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(3,358,569)	411,859	(274,975)	1,037,508	36,815	1,182,709
Increase (decrease) in net assets resulting from capital share transactions due to merger (NOTE 5)	126,362,507	—	—	—	—	—
Total increase (decrease)	122,579,158	(3,068,892)	(1,390,148)	(1,162,876)	1,544,365	(1,176,559)

Net assets
Beginning of year	19,171,230	22,240,122	12,590,667	13,753,543	18,053,660	19,230,219
End of year	$141,750,388	$19,171,230	$11,200,519	$12,590,667	$19,598,025	$18,053,660
Including undistributed net investment income of:	$372,239	$12,157	$21,982	$51,864	$—	$6,611

See accompanying notes to financial statements

Statements of Changes in Net Assets August 31, 2010 − (Continued)

	California Tax-Free Income Fund				California Insured Intermediate Fund
	Year Ended August 31, 2010		Year Ended August 31, 2009		Year Ended August 31, 2010		Year Ended August 31, 2009
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	1,014,266	$11,560,673	355,022	$3,936,220	59,016	$634,309	315,311	$3,336,009
Shares issued in reinvestment of distributions	286,247	3,261,845	323,895	3,562,382	30,651	329,126	34,645	367,777
	1,300,513	14,822,518	678,917	7,498,602	89,667	963,435	349,956	3,703,786
Shares repurchased	(1,297,519)	(14,810,498)	(1,506,058)	(16,648,151)	(217,167)	(2,332,916)	(407,273)	(4,297,006)
Net increase (decrease)	2,994	$12,020	(827,141)	$(9,149,549)	(127,500)	$(1,369,481)	(57,317)	$(593,220)

			The United States Treasury Trust
	California Tax-Free Money Market Fund		Direct Shares			K Shares
	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2010		Year Ended August 31, 2009	Year Ended August 31, 2010		Year Ended August 31, 2009
	Shares/ Value	Shares/ Value	Shares	Value	Shares/ Value	Shares	Value	Shares/ Value
Shares sold	63,195,132	109,563,251	42,325,487	$42,325,200	79,562,656	2,034,660	$2,034,662	3,137,557
Shares received in merger	—	—	45,123,360	45,120,457	—	—	—	—
Shares issued in reinvestment of distributions	—	503,119	27,327	27,327	49,805	—	—	996
	63,195,132	110,066,370	87,476,174	87,472,984	79,612,461	2,034,660	2,034,662	3,138,553
Shares repurchased	(90,136,661)	(116,945,658)	(45,395,993)	(45,393,070)	(93,852,455)	(1,850,512)	(1,850,512)	(2,574,091)
Net increase (decrease)	(26,941,529)	(6,879,288)	42,080,181	42,079,914	(14,239,994)	184,148	184,150	564,462

	Direct Shares					K Shares
U.S. Government Securities Fund	Year Ended August 31, 2010		Year Ended August 31, 2009			Year Ended August 31, 2010		Year Ended August 31, 2009
	Shares	Value	Shares	Value		Shares	Value	Shares	Value
Shares sold	338,781	$3,515,072	465,617	$4,938,653		179,852	$1,864,890	276,569	$2,955,278
Shares received in merger	1,095,274	11,510,520	—	—		—	—	—	—
Shares issued in reinvestment of distributions	59,917	619,925	67,007	706,798		21,182	219,330	21,177	224,626
	1,493,972	15,645,517	532,624	5,645,451		201,034	2,084,220	297,746	3,179,904
Shares repurchased	(582,515)	(5,997,590)	(471,203)	(4,940,406	)(a)	(102,594)	(1,066,010)	(166,232)	(1,758,270)
Net increase (decrease)	911,457	$9,647,927	61,421	$705,045		98,440	$1,018,210	131,514	$1,421,634

	A Shares		B Shares
	Period Ended August 31, 2010*		Period Ended August 31, 2010*
	Shares	Value	Shares	Value
Shares sold	1,387	$15,076	49	$516
Shares received in merger	127,161	1,337,829	21,714	228,448
Shares issued in reinvestment of distributions	402	4,274	56	596
	128,950	1,357,179	21,819	229,560
Shares repurchased	(96)	(1,287)	(178)	(1,888)
Net increase (decrease)	128,854	$1,355,892	21,641	$227,672

	Direct Shares					K Shares
Short-Term U.S. Government Bond Fund	Year Ended August 31, 2010		Year Ended August 31, 2009			Year Ended August 31, 2010		Year Ended August 31, 2009
	Shares	Value	Shares	Value		Shares	Value	Shares	Value
Shares sold	764,557	$7,889,599	635,591	$6,535,083		158,771	$1,643,208	221,050	$2,277,419
Shares issued in reinvestment of distributions	12,102	124,829	21,312	218,617		1,658	17,191	2,940	30,241
	776,659	8,014,428	656,903	6,753,700		160,429	1,660,399	223,990	2,307,660
Shares repurchased	(902,109)	(9,293,766)	(366,193)	(3,754,884	)(b)	(98,982)	(1,024,514)	(198,855)	(2,047,896)
Net increase (decrease)	(125,450)	$(1,279,338)	290,710	$2,998,816		61,447	$635,885	25,135	$259,764

	Direct Shares				K Shares
S&P 500 Index Fund	Year Ended August 31, 2010		Year Ended August 31, 2009		Year Ended August 31, 2010		Year Ended August 31, 2009
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	193,707	$4,443,286	332,801	$5,979,646	78,842	$1,781,409	112,742	$2,120,388
Shares issued in reinvestment of distributions	45,271	1,006,183	63,484	1,207,490	4,101	91,758	5,535	103,834
	238,978	5,449,469	396,285	7,187,136	82,943	1,873,167	118,277	2,224,222
Shares repurchased	(384,683)	(8,649,705)	(562,951)	(10,691,161)	(43,518)	(979,156)	(77,733)	(1,420,179)
Net increase (decrease)	(145,705)	$(3,200,236)	(166,666)	$(3,504,025)	39,425	$894,011	40,544	$804,043

(a)	Net of redemption fees of: $50
(b)	Net of redemption fees of: $150
*	Commencement of operations was 5/7/2010.

See accompanying notes to financial statements

Statements of Changes in Net Assets August 31, 2010 − (Continued)

	Direct Shares					K Shares
S&P MidCap Index Fund	Year Ended August 31, 2010		Year Ended August 31, 2009			Year Ended August 31, 2010		Year Ended August 31, 2009
	Shares	Value	Shares	Value		Shares	Value	Shares	Value
Shares sold	410,298	$7,489,247	1,240,311	$16,427,860		67,881	$1,238,676	107,841	$1,516,221
Shares issued in reinvestment of distributions	59,492	1,071,146	317,981	4,139,492		2,533	45,241	15,248	196,108
	469,790	8,560,393	1,558,292	20,567,352		70,414	1,283,917	123,089	1,712,329
Shares repurchased	(1,327,483)	(24,071,838)	(1,974,329)	(26,644,879	)(a)	(52,500)	(952,053)	(83,839)	(1,120,670)
Net increase (decrease)	(857,693)	$(15,511,445)	(416,037)	$(6,077,527)		17,914	$331,864	39,250	$591,659

	Direct Shares					K Shares
S&P SmallCap Index Fund	Year Ended August 31, 2010		Year Ended August 31, 2009			Year Ended August 31, 2010		Year Ended August 31, 2009
	Shares	Value	Shares	Value		Shares	Value	Shares	Value
Shares sold	227,978	$2,888,566	193,305	$1,965,687		142,783	$1,731,940	261,376	$2,523,933
Shares issued in reinvestment of distributions	4,025	49,660	241,826	2,252,527		—	—	93,774	865,255
	232,003	2,938,226	435,131	4,218,214		142,783	1,731,940	355,150	3,389,188
Shares repurchased	(244,315)	(2,935,465)	(270,251)	(2,755,220	)(b)	(118,568)	(1,431,744)	(222,883)	(2,077,516)
Net increase (decrease)	(12,312)	$2,761	164,880	$1,462,994		24,215	$300,196	132,267	$1,311,672

	Direct Shares				K Shares
Equity Income Fund	Year Ended August 31, 2010		Year Ended August 31, 2009		Year Ended August 31, 2010		Year Ended August 31, 2009
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	161,565	$2,342,951	204,525	$2,210,831	92,113	$1,310,532	141,081	$1,618,221
Shares received in merger	7,921,061	112,769,119	—	—	—	—	—	—
Shares issued in reinvestment of distributions	11,956	168,023	22,059	254,815	2,866	40,093	5,645	64,003
	8,094,582	115,280,093	226,584	2,465,646	94,979	1,350,625	146,726	1,682,224
Shares repurchased	(427,335)	(6,172,713)	(247,495)	(2,810,726)	(46,840)	(667,996)	(82,889)	(925,285)
Net increase (decrease)	7,667,247	$109,107,380	(20,911)	$(345,080)	48,139	$682,629	63,837	$756,939

	A Shares		B Shares
	Period Ended August 31, 2010*		Period Ended August 31, 2010*
	Shares	Value	Shares	Value
Shares sold	3,494	$52,483	948	$13,794
Shares received in merger	777,690	11,076,658	176,699	2,516,730
Shares issued in reinvestment of distributions	—	—	—	—
	781,184	11,129,141	177,647	2,530,524
Shares repurchased	(25,193)	(368,753)	(5,273)	(76,983)
Net increase (decrease)	755,991	$10,760,388	172,374	$2,453,541

	Direct Shares				K Shares
European Growth & Income Fund	Year Ended August 31, 2010		Year Ended August 31, 2009		Year Ended August 31, 2010		Year Ended August 31, 2009
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	160,020	$1,302,246	291,855	$2,085,382	178,975	$1,474,152	256,773	$1,784,064
Shares issued in reinvestment of distributions	21,559	166,499	27,477	194,202	17,063	130,661	18,322	130,343
	181,579	1,468,745	319,332	2,279,584	196,038	1,604,813	275,095	1,914,407
Shares repurchased	(284,387)	(2,337,799)	(300,892)	(2,033,980)	(123,781)	(1,010,734)	(165,648)	(1,122,503)
Net increase (decrease)	(102,808)	$(869,054)	18,440	$245,604	72,257	$594,079	109,447	$791,904

	Direct Shares					K Shares
Nasdaq-100 Index Fund	Year Ended August 31, 2010		Year Ended August 31, 2009			Year Ended August 31, 2010		Year Ended August 31, 2009
	Shares	Value	Shares	Value		Shares	Value	Shares	Value
Shares sold	1,028,621	$4,781,623	833,283	$2,970,750		307,641	$1,389,264	523,839	$1,735,671
Shares issued in reinvestment of distributions	7,078	31,574	299	1,193		—	—	—	—
	1,035,699	4,813,197	833,582	2,971,943		307,641	1,389,264	523,839	1,735,671
Shares repurchased	(1,094,222)	(5,049,735)	(593,384)	(1,975,061	)(c)	(247,922)	(1,115,911)	(476,305)	(1,549,844)
Net increase (decrease)	(58,523)	$(236,538)	240,198	$996,882		59,719	$273,353	47,534	$185,827

(a)	Net of redemption fees of: $21
(b)	Net of redemption fees of: $19
(c)	Net of redemption fees of: $25
*	Commencement of operations was 5/7/2010.

See accompanying notes to financial statements

Financial Highlights (For a Share Outstanding Throughout Each Year)

California Tax-Free Income Fund Direct Shares	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007		Year Ended August 31, 2006
Net asset value, beginning of year	$11.27	$11.40	$11.49	$11.85		$12.41
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.46	0.47	0.45	0.52		0.50
Net gain (loss) on securities (both realized and unrealized)	0.42	(0.10)	(0.01)	(0.29)		(0.29)
Total from investment operations	0.88	0.37	0.44	0.23		0.21
LESS DISTRIBUTIONS
Dividends from net investment income	(0.46)	(0.47)	(0.47)	(0.49)		(0.50)
Distributions from capital gains	0.00 (a)	(0.03)	(0.06)	(0.10)		(0.27)
Total distributions	(0.46)	(0.50)	(0.53)	(0.59)		(0.77)
Paid in capital from redemption fee (Note 1)	—	—	—	(0.00	)(a)	(0.00	)(a)
Net asset value, end of year	$11.69	$11.27	$11.40	$11.49		$11.85

Total return	7.98%	3.44%	3.96%	1.95%		1.84%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$111,786	$107,668	$118,342	$120,996		$127,178
Ratio of expenses to average net assets:	0.73%	0.74%	0.72%	0.71%		0.71%
Ratio of net investment income to average net assets:	4.02%	4.23%	3.92%	4.39%		4.17%
Portfolio turnover	9.66%	20.83%	5.37%	9.30%		17.01%

California Insured Intermediate Fund Direct Shares	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006
Net asset value, beginning of year	$10.67	$10.57	$10.42	$10.49	$10.79
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.30	0.31	0.32	0.33	0.33
Net gain (loss) on securities (both realized and unrealized)	0.12	0.10	0.15	(0.06)	(0.16)
Total from investment operations	0.42	0.41	0.47	0.27	0.17
LESS DISTRIBUTIONS
Dividends from net investment income	(0.31)	(0.31)	(0.32)	(0.33)	(0.33)
Distributions from capital gains	(0.01)	—	—	(0.01)	(0.14)
Total distributions	(0.32)	(0.31)	(0.32)	(0.34)	(0.47)
Paid in capital from redemption fee (Note 1)	—	—	—	—	—
Net asset value, end of year	$10.77	$10.67	$10.57	$10.42	$10.49

Total return	3.92%	3.97%	4.54%	2.64%	1.67%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$13,837	$15,077	$15,542	$17,767	$19,631
Ratio of expenses to average net assets:
Before expense reimbursements	0.91%	0.92%	0.89%	0.88%	0.89%
After expense reimbursements	0.68%	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income to average net assets:
Before expense reimbursements	2.59%	2.69%	2.79%	2.96%	2.92%
After expense reimbursements	2.82%	2.93%	3.00%	3.16%	3.12%
Portfolio turnover	7.21%	12.49%	0.00%	0.00%	2.75%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

California Tax-Free Money Market Fund Direct Shares	Year Ended August 31, 2010		Year Ended August 31, 2009		Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006
Net asset value, beginning of year	$1.000		$1.000		$1.000	$1.000	$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	$—		$0.007		$0.023	$0.030	$0.025
LESS DISTRIBUTIONS
Dividends from net investment income	$—		$(0.007)		$(0.023)	$(0.030)	$(0.025)
Net asset value, end of year	$1.000		$1.000		$1.000	$1.000	$1.000

Total return	0.00%		0.68%		2.32%	3.00%	2.52%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$47,344		$74,285		$81,164	$100,979	$81,876
Ratio of expenses to average net assets:
Before expense reimbursements	0.76	%*	0.80	%^	0.73%	0.71%	0.75%
After expense reimbursements	0.31	%*	0.55	%^	0.53%	0.53%	0.53%
Ratio of net investment income to average net assets:
Before expense reimbursements	(0.45	)%*	0.46	%^	2.14%	2.79%	2.32%
After expense reimbursements	0.00	%*	0.71	%^	2.34%	2.97%	2.54%

(b)	Calculated based upon average shares outstanding.
^	Includes Temporary Guarantee Program expense and negative yield waiver adjustment.
*	Includes negative yield waiver adjustment.

See accompanying notes to financial statements

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

U.S. Government Securities Fund Direct Shares	Year Ended August 31, 2010	Year Ended August 31, 2009		Year Ended August 31, 2008		Year Ended August 31, 2007	Year Ended August 31, 2006
Net asset value, beginning of year	$10.38	$10.46		$10.22		$10.19	$10.51
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.31	0.37		0.38		0.42	0.42
Net gain (loss) on securities (both realized and unrealized)	0.30	(0.08)		0.24		0.04	(0.32)
Total from investment operations	0.61	0.29		0.62		0.46	0.10
LESS DISTRIBUTIONS
Dividends from net investment income	(0.31)	(0.37)		(0.38)		(0.43)	(0.42)
Distributions from capital gains	—	—		—		—	—
Total distributions	(0.31)	(0.37)		(0.38)		(0.43)	(0.42)
Paid in capital from redemption fee (Note 1)	—	(0.00	)(a)	(0.00	)(a)	—	—
Net asset value, end of year	$10.68	$10.38		$10.46		$10.22	$10.19

Total return	6.04%	2.73%		6.10%		4.63%	1.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$32,467	$22,111		$21,632		$19,762	$21,430
Ratio of expenses to average net assets:
Before expense reimbursements	0.94%	0.86%		0.85%		0.87%	0.86%
After expense reimbursements	0.74%	0.74%		0.74%		0.74%	0.74%
Ratio of net investment income to average net assets:
Before expense reimbursements	2.79%	3.38%		3.48%		3.95%	3.94%
After expense reimbursements	2.99%	3.51%		3.59%		4.08%	4.06%
Portfolio turnover	53.81%	82.33%		41.39%		56.53%	71.63%

K Shares	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006
Net asset value, beginning of year	$10.43	$10.53	$10.29	$10.26	$10.57
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.26	0.32	0.33	0.37	0.36
Net gain (loss) on securities (both realized and unrealized)	0.30	(0.09)	0.24	0.04	(0.31)
Total from investment operations	0.56	0.23	0.57	0.41	0.05
LESS DISTRIBUTIONS
Dividends from net investment income	(0.29)	(0.33)	(0.33)	(0.38)	(0.36)
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.29)	(0.33)	(0.33)	(0.38)	(0.36)
Paid in capital from redemption fee (Note 1)	—	—	—	—	—
Net asset value, end of year	$10.70	$10.43	$10.53	$10.29	$10.26

Total return	5.50%	2.19%	5.57%	4.07%	0.55%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$8,668	$7,425	$6,107	$6,329	$5,285
Ratio of expenses to average net assets:
Before expense reimbursements	1.44%	1.36%	1.35%	1.36%	1.36%
After expense reimbursements	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets:
Before expense reimbursements	2.30%	2.88%	2.98%	3.45%	3.44%
After expense reimbursements	2.50%	3.01%	3.09%	3.58%	3.56%
Portfolio turnover	53.81%	82.33%	41.39%	56.53%	71.63%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

U.S. Government Securities Fund A Shares	May 7, 2010^ to August 31, 2010
Net asset value, beginning of period	$10.41
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.07
Net gain (loss) on securities (both realized and unrealized)	0.28
Total from investment operations	0.35
LESS DISTRIBUTIONS
Dividends from net investment income	(0.07)
Distributions from capital gains	—
Total distributions	(0.07)
Paid in capital from redemption fee (Note 1)	—
Net asset value, end of period	$10.69

Total return	3.39	%*(c)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$1,377
Ratio of expenses to average net assets:
Before expense reimbursements	1.19	%**
After expense reimbursements	0.99	%**
Ratio of net investment income to average net assets:
Before expense reimbursements	2.00	%**
After expense reimbursements	2.20	%**
Portfolio turnover	53.81%

B Shares	May 7, 2010^ to August 31, 2010
Net asset value, beginning of period	$10.41
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.06
Net gain (loss) on securities (both realized and unrealized)	0.28
Total from investment operations	0.34
LESS DISTRIBUTIONS
Dividends from net investment income	(0.06)
Distributions from capital gains	—
Total distributions	(0.06)
Paid in capital from redemption fee (Note 1)	—
Net asset value, end of period	$10.69

Total return	3.32	%*(d)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$231
Ratio of expenses to average net assets:
Before expense reimbursements	1.69	%**
After expense reimbursements	1.49	%**
Ratio of net investment income to average net assets:
Before expense reimbursements	1.50	%**
After expense reimbursements	1.70	%**
Portfolio turnover	53.81%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
(c)	Not reflecting sales charge.
(d)	Not reflecting CDSC.
*	Not Annualized.
**	Annualized.
^	Commencement of Operations.

See accompanying notes to financial statements

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

Short-Term U.S. Government Bond Fund Direct Shares	Year Ended August 31, 2010	Year Ended August 31, 2009		Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006
Net asset value, beginning of year	$10.26	$10.10		$9.94	$9.86	$9.96
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.09	0.19		0.36	0.40	0.34
Net gain (loss) on securities (both realized and unrealized)	0.15	0.16		0.16	0.08	(0.10)
Total from investment operations	0.24	0.35		0.52	0.48	0.24
LESS DISTRIBUTIONS
Dividends from net investment income	(0.09)	(0.19)		(0.36)	(0.40)	(0.34)
Distributions from capital gains	—	—		—	—	—
Total distributions	(0.09)	(0.19)		(0.36)	(0.40)	(0.34)
Paid in capital from redemption fee (Note 1)	—	(0.00	)(a)	—	—	—
Net asset value, end of year	$10.41	$10.26		$10.10	$9.94	$9.86

Total return	2.32%	3.49%		5.26%	4.94%	2.43%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$12,581	$13,688		$10,540	$10,381	$13,235
Ratio of expenses to average net assets:
Before expense reimbursements	0.89%	0.95%		0.98%	0.94%	0.92%
After expense reimbursements	0.59%	0.59%		0.59%	0.59%	0.59%
Ratio of net investment income to average net assets:
Before expense reimbursements	0.59%	1.45%		3.08%	3.61%	3.06%
After expense reimbursements	0.89%	1.81%		3.47%	3.96%	3.39%
Portfolio turnover	42.47%	57.68%		56.46%	64.03%	82.25%

K Shares	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006
Net asset value, beginning of year	$10.30	$10.13	$9.96	$9.87	$9.96
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.04	0.14	0.30	0.34	0.28
Net gain (loss) on securities (both realized and unrealized)	0.15	0.16	0.17	0.09	(0.09)
Total from investment operations	0.19	0.30	0.47	0.43	0.19
LESS DISTRIBUTIONS
Dividends from net investment income	(0.06)	(0.13)	(0.30)	(0.34)	(0.28)
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.06)	(0.13)	(0.30)	(0.34)	(0.28)
Net asset value, end of year	$10.43	$10.30	$10.13	$9.96	$9.87

Total return	1.82%	2.93%	4.77%	4.41%	1.98%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$3,224	$2,551	$2,253	$2,099	$1,435
Ratio of expenses to average net assets:
Before expense reimbursements	1.39%	1.45%	1.48%	1.44%	1.42%
After expense reimbursements	1.09%	1.09%	1.09%	1.09%	1.09%
Ratio of net investment income to average net assets:
Before expense reimbursements	0.09%	0.98%	2.58%	3.11%	2.56%
After expense reimbursements	0.39%	1.34%	2.97%	3.46%	2.89%
Portfolio turnover	42.47%	57.68%	56.46%	64.03%	82.25%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

The United States Treasury Trust Direct Shares	Year Ended August 31, 2010		Year Ended August 31, 2009		Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006
Net asset value, beginning of year	$1.000		$1.000		$1.000	$1.000	$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	$—		$0.002		$0.021	$0.044	$0.037
Net gain (loss) on securities (both realized and unrealized)	0.001		—		—	—	—
Total from investment operations	0.001		0.002		0.021	0.044	0.037
LESS DISTRIBUTIONS
Dividends from net investment income	$—		$(0.002)		$(0.021)	$(0.044)	$(0.037)
Dividends from realized gains	(0.001)		—		—	—	—
Net asset value, end of year	$1.000		$1.000		$1.000	$1.000	$1.000

Total return	0.11%		0.13%		2.21%	4.54%	3.74%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$67,354		$25,301		$39,535	$36,664	$48,604
Ratio of expenses to average net assets:
Before expense reimbursements	0.94	%*	0.91	%^	0.79%	0.78%	0.80%
After expense reimbursements	0.15	%*	0.29	%^	0.53%	0.53%	0.53%
Ratio of net investment income to average net assets:
Before expense reimbursements	(0.79	)%*	(0.46	)%^	1.88%	4.20%	3.61%
After expense reimbursements	0.00	%*	0.16	%^	2.14%	4.45%	3.88%

K Shares	Year Ended August 31, 2010		Year Ended August 31, 2009		Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006
Net asset value, beginning of year	$1.000		$1.000		$1.000	$1.000	$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	$—		$—		$0.017	$0.039	$0.032
LESS DISTRIBUTIONS
Dividends from net investment income	$—		$—		$(0.017)	$(0.039)	$(0.032)
Net asset value, end of year	$1.000		$1.000		$1.000	$1.000	$1.000

Total return	0.00%		0.04%		1.70%	4.02%	3.22%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$3,486		$3,302		$2,737	$2,894	$2,487
Ratio of expenses to average net assets:
Before expense reimbursements	0.93	%*	0.97	%^	1.29%	1.28%	1.30%
After expense reimbursements	0.14	%*	0.35	%^	1.03%	1.03%	1.03%
Ratio of net investment income to average net assets:
Before expense reimbursements	(0.79	)%*	(0.59	)%^	1.47%	3.70%	3.11%
After expense reimbursements	0.00	%*	0.03	%^	1.73%	3.95%	3.38%

(b)	Calculated based upon average shares outstanding.
^	Includes Temporary Guarantee Program expense and negative yield waiver adjustment.
*	Includes negative yield waiver adjustment.

See accompanying notes to financial statements

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

S&P 500 Index Fund Direct Shares	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008		Year Ended August 31, 2007		Year Ended August 31, 2006
Net asset value, beginning of year	$20.81	$25.91	$29.70		$26.31		$24.61
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.39	0.42	0.48		0.46		0.42
Net gain (loss) on securities (both realized and unrealized)	0.58	(5.09)	(3.79)		3.40		1.68
Total from investment operations	0.97	(4.67)	(3.31)		3.86		2.10
LESS DISTRIBUTIONS
Dividends from net investment income	(0.37)	(0.43)	(0.48)		(0.47)		(0.40)
Distributions from capital gains	—	—	—		—		—
Total distributions	(0.37)	(0.43)	(0.48)		(0.47)		(0.40)
Paid in capital from redemption fee (Note 1)	—	—	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)
Net asset value, end of year	$21.41	$20.81	$25.91		$29.70		$26.31

Total return	4.62%	(17.86)%	(11.25)%		14.75%		8.61%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$65,837	$67,017	$87,760		$105,804		$100,927
Ratio of expenses to average net assets:
Before expense reimbursements	0.56%	0.59%	0.51%		0.51%		0.53%
After expense reimbursements	0.36%	0.36%	0.36%		0.36%		0.36%
Ratio of net investment income to average net assets:
Before expense reimbursements	1.52%	2.03%	1.57%		1.44%		1.44%
After expense reimbursements	1.72%	2.26%	1.72%		1.59%		1.61%
Portfolio turnover	6.63%	5.18%	2.90%		2.63%		3.56%

K Shares	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006
Net asset value, beginning of year	$20.88	$26.05	$29.82	$26.41	$24.70
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.28	0.33	0.34	0.32	0.28
Net gain (loss) on securities (both realized and unrealized)	0.60	(5.14)	(3.77)	3.41	1.69
Total from investment operations	0.88	(4.81)	(3.43)	3.73	1.97
LESS DISTRIBUTIONS
Dividends from net investment income	(0.29)	(0.36)	(0.34)	(0.32)	(0.26)
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.29)	(0.36)	(0.34)	(0.32)	(0.26)
Paid in capital from redemption fee (Note 1)	—	—	—	—	—
Net asset value, end of year	$21.47	$20.88	$26.05	$29.82	$26.41

Total return	4.15%	(18.29)%	(11.58)%	14.17%	8.04%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$7,322	$6,300	$6,803	$8,292	$6,159
Ratio of expenses to average net assets:
Before expense reimbursements	1.06%	1.09%	1.01%	1.01%	1.03%
After expense reimbursements	0.86%	0.86%	0.86%	0.86%	0.86%
Ratio of net investment income to average net assets:
Before expense reimbursements	1.03%	1.51%	1.07%	0.94%	0.94%
After expense reimbursements	1.22%	1.74%	1.22%	1.09%	1.11%
Portfolio turnover	6.63%	5.18%	2.90%	2.63%	3.56%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

S&P MidCap Index Fund Direct Shares	Year Ended August 31, 2010	Year Ended August 31, 2009		Year Ended August 31, 2008		Year Ended August 31, 2007		Year Ended August 31, 2006
Net asset value, beginning of year	$16.17	$20.94		$24.85		$22.89		$23.34
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.16	0.17		0.18		0.16		0.21
Net gain (loss) on securities (both realized and unrealized)	1.71	(4.29)		(1.24)		3.34		1.11
Total from investment operations	1.87	(4.12)		(1.06)		3.50		1.32
LESS DISTRIBUTIONS
Dividends from net investment income	(0.17)	(0.15)		(0.17)		(0.19)		(0.21)
Distributions from capital gains	(0.03)	(0.50)		(2.68)		(1.35)		(1.56)
Total distributions	(0.20)	(0.65)		(2.85)		(1.54)		(1.77)
Paid in capital from redemption fee (Note 1)	—	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)
Net asset value, end of year	$17.84	$16.17		$20.94		$24.85		$22.89

Total return	11.54%	(18.90)%		(4.78)%		15.74%		5.80%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$104,162	$108,279		$148,971		$171,024		$162,988
Ratio of expenses to average net assets:
Before expense reimbursements	0.66%	0.70%		0.64%		0.63%		0.64%
After expense reimbursements	0.58%	0.58%		0.58%		0.58%		0.58%
Ratio of net investment income to average net assets:
Before expense reimbursements	0.80%	1.09%		0.76%		0.61%		0.84%
After expense reimbursements	0.88%	1.21%		0.81%		0.66%		0.91%
Portfolio turnover	9.86%	31.15%		18.18%		14.61%		13.83%

K Shares	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006
Net asset value, beginning of year	$16.13	$20.94	$24.85	$22.88	$23.34
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.07	0.10	0.07	0.04	0.09
Net gain (loss) on securities (both realized and unrealized)	1.70	(4.30)	(1.22)	3.35	1.10
Total from investment operations	1.77	(4.20)	(1.15)	3.39	1.19
LESS DISTRIBUTIONS
Dividends from net investment income	(0.10)	(0.11)	(0.08)	(0.07)	(0.09)
Distributions from capital gains	(0.03)	(0.50)	(2.68)	(1.35)	(1.56)
Total distributions	(0.13)	(0.61)	(2.76)	(1.42)	(1.65)
Paid in capital from redemption fee (Note 1)	—	—	—	—	—
Net asset value, end of year	$17.77	$16.13	$20.94	$24.85	$22.88

Total return	10.97%	(19.31)%	(5.18)%	15.22%	5.23%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$6,439	$5,556	$6,392	$7,302	$5,617
Ratio of expenses to average net assets:
Before expense reimbursements	1.16%	1.20%	1.14%	1.13%	1.14%
After expense reimbursements	1.08%	1.08%	1.08%	1.08%	1.08%
Ratio of net investment income to average net assets:
Before expense reimbursements	0.29%	0.59%	0.26%	0.11%	0.34%
After expense reimbursements	0.38%	0.70%	0.31%	0.16%	0.41%
Portfolio turnover	9.86%	31.15%	18.18%	14.61%	13.83%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

S&P SmallCap Index Fund Direct Shares	Year Ended August 31, 2010	Year Ended August 31, 2009		Year Ended August 31, 2008		Year Ended August 31, 2007	Year Ended August 31, 2006
Net asset value, beginning of year	$10.98	$16.61		$20.11		$19.38	$19.08
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.03	0.07		0.07		0.12	0.10
Net gain (loss) on securities (both realized and unrealized)	0.74	(4.04)		(1.27)		2.38	1.18
Total from investment operations	0.77	(3.97)		(1.20)		2.50	1.28
LESS DISTRIBUTIONS
Dividends from net investment income	(0.01)	(0.07)		(0.06)		(0.13)	(0.10)
Distributions from capital gains	—	(1.59)		(2.24)		(1.64)	(0.88)
Return of capital distribution	(0.02)	—		—		—	—
Total distributions	(0.03)	(1.66)		(2.30)		(1.77)	(0.98)
Paid in capital from redemption fee (Note 1)	—	(0.00	)(a)	(0.00	)(a)	—	(0.00	)(a)
Net asset value, end of year	$11.72	$10.98		$16.61		$20.11	$19.38

Total return	7.03%	(22.04)%		(6.18)%		13.25%	6.94%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$18,394	$17,365		$23,524		$24,462	$24,609
Ratio of expenses to average net assets:
Before expense reimbursements	0.95%	1.06%		0.89%		0.90%	0.92%
After expense reimbursements	0.74%	0.74%		0.74%		0.74%	0.74%
Ratio of net investment income to average net assets:
Before expense reimbursements	0.02%	0.40%		0.25%		0.44%	0.33%
After expense reimbursements	0.24%	0.73%		0.40%		0.60%	0.51%
Portfolio turnover	4.99%	11.93%		15.14%		9.19%	11.24%

K Shares	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006
Net asset value, beginning of year	$10.90	$16.54	$20.04	$19.33	$19.04
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	(0.03)	0.02	(0.02)	0.02	—
Net gain (loss) on securities (both realized and unrealized)	0.74	(4.03)	(1.24)	2.38	1.18
Total from investment operations	0.71	(4.01)	(1.26)	2.40	1.18
LESS DISTRIBUTIONS
Dividends from net investment income	—	(0.04)	—	(0.05)	(0.01)
Distributions from capital gains	—	(1.59)	(2.24)	(1.64)	(0.88)
Total distributions	—	(1.63)	(2.24)	(1.69)	(0.89)
Paid in capital from redemption fee (Note 1)	—	—	—	—	—
Net asset value, end of year	$11.61	$10.90	$16.54	$20.04	$19.33

Total return	6.51%	(22.43)%	(6.58)%	12.70%	6.38%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$7,806	$7,064	$8,529	$9,556	$7,290
Ratio of expenses to average net assets:
Before expense reimbursements	1.45%	1.56%	1.39%	1.40%	1.42%
After expense reimbursements	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets:
Before expense reimbursements	(0.48)%	(0.10)%	(0.25)%	(0.06)%	(0.17)%
After expense reimbursements	(0.26)%	0.23%	(0.10)%	0.10%	0.01%
Portfolio turnover	4.99%	11.93%	15.14%	9.19%	11.24%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

Equity Income Fund Direct Shares	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006
Net asset value, beginning of year	$13.14	$15.69	$17.96	$16.52	$16.12
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.23	0.21	0.29	0.29	0.26
Net gain (loss) on securities (both realized and unrealized)	0.82	(2.51)	(1.96)	2.08	0.76
Total from investment operations	1.05	(2.30)	(1.67)	2.37	1.02
LESS DISTRIBUTIONS
Dividends from net investment income	(0.16)	(0.20)	(0.28)	(0.31)	(0.27)
Distributions from capital gains	—	(0.05)	(0.32)	(0.62)	(0.35)
Total distributions	(0.16)	(0.25)	(0.60)	(0.93)	(0.62)
Paid in capital from redemption fee (Note 1)	—	—	—	—	(0.00	)(a)
Net asset value, end of year	$14.03	$13.14	$15.69	$17.96	$16.52

Total return	8.00%	(14.48)%	(9.52)%	14.56%	6.50%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$123,305	$14,724	$17,914	$23,584	$17,090
Ratio of expenses to average net assets:
Before expense reimbursements	0.99%	0.97%	0.86%	0.88%	0.91%
After expense reimbursements	0.99%	0.97%	0.86%	0.88%	0.90%
Ratio of net investment income to average net assets:
Before expense reimbursements	1.57%	1.83%	1.76%	1.64%	1.61%
After expense reimbursements	1.57%	1.83%	1.76%	1.64%	1.62%
Portfolio turnover	76.06%	27.02%	15.93%	1.48%	2.59%

K Shares	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006
Net asset value, beginning of year	$13.07	$15.64	$17.88	$16.56	$16.17
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.12	0.15	0.21	0.21	0.18
Net gain (loss) on securities (both realized and unrealized)	0.87	(2.51)	(1.92)	1.96	0.75
Total from investment operations	0.99	(2.36)	(1.71)	2.17	0.93
LESS DISTRIBUTIONS
Dividends from net investment income	(0.11)	(0.16)	(0.21)	(0.23)	(0.19)
Distributions from capital gains	—	(0.05)	(0.32)	(0.62)	(0.35)
Total distributions	(0.11)	(0.21)	(0.53)	(0.85)	(0.54)
Paid in capital from redemption fee (Note 1)	—	—	—	—	—
Net asset value, end of year	$13.95	$13.07	$15.64	$17.88	$16.56

Total return	7.56%	(14.91)%	(9.81)%	13.29%	5.92%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$5,421	$4,447	$4,326	$4,878	$3,829
Ratio of expenses to average net assets:
Before expense reimbursements	1.49%	1.47%	1.36%	1.38%	1.41%
After expense reimbursements	1.49%	1.47%	1.36%	1.38%	1.40%
Ratio of net investment income to average net assets:
Before expense reimbursements	1.07%	1.32%	1.26%	1.14%	1.11%
After expense reimbursements	1.07%	1.32%	1.26%	1.14%	1.12%
Portfolio turnover	76.06%	27.02%	15.93%	1.48%	2.59%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

Equity Income Fund A Shares	May 7, 2010^ to August 31, 2010
Net asset value, beginning of period	$14.54
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.07
Net gain (loss) on securities (both realized and unrealized)	(0.53)
Total from investment operations	(0.46)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.05)
Distributions from capital gains	—
Total distributions	(0.05)
Paid in capital from redemption fee (Note 1)	—
Net asset value, end of period	$14.03

Total return	(3.17	)%*(c)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$10,607
Ratio of expenses to average net assets:
Before expense reimbursements	1.24	%**
After expense reimbursements	1.24	%**
Ratio of net investment income to average net assets:
Before expense reimbursements	1.33	%**
After expense reimbursements	1.33	%**
Portfolio turnover	76.06%

B Shares	May 7, 2010^ to August 31, 2010
Net asset value, beginning of period	$14.54
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.05
Net gain (loss) on securities (both realized and unrealized)	(0.52)
Total from investment operations	(0.47)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.05)
Distributions from capital gains	—
Total distributions	(0.05)
Paid in capital from redemption fee (Note 1)	—
Net asset value, end of period	$14.02

Total return	(3.24	)%*(d)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$2,417
Ratio of expenses to average net assets:
Before expense reimbursements	1.74	%**
After expense reimbursements	1.74	%**
Ratio of net investment income to average net assets:
Before expense reimbursements	0.83	%**
After expense reimbursements	0.83	%**
Portfolio turnover	76.06%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
(c)	Not reflecting sales charge.
(d)	Not reflecting CDSC.
*	Not Annualized.
**	Annualized.
^	Commencement of Operations.

See accompanying notes to financial statements

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

European Growth & Income Fund Direct Shares	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006
Net asset value, beginning of year	$8.17	$9.73	$11.27	$9.91	$8.57
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.19	0.23	0.28	0.23	0.24
Net gain (loss) on securities (both realized and unrealized)	(0.73)	(1.56)	(1.55)	1.40	1.29
Total from investment operations	(0.54)	(1.33)	(1.27)	1.63	1.53
LESS DISTRIBUTIONS
Dividends from net investment income	(0.21)	(0.23)	(0.27)	(0.27)	(0.19)
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.21)	(0.23)	(0.27)	(0.27)	(0.19)
Paid in capital from redemption fee (Note 1)	—	—	—	—	—
Net asset value, end of year	$7.42	$8.17	$9.73	$11.27	$9.91

Total return	(6.64)%	(13.27)%	(11.48)%	16.54%	17.97%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$5,637	$7,049	$8,213	$7,367	$5,719
Ratio of expenses to average net assets:
Before expense reimbursements	1.38%	1.49%	1.34%	1.41%	1.49%
After expense reimbursements	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets:
Before expense reimbursements	2.01%	2.79%	2.37%	1.83%	2.48%
After expense reimbursements	2.38%	3.28%	2.70%	2.24%	2.97%
Portfolio turnover	0.00%	12.55%	0.00%	0.00%	3.24%

K Shares	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006
Net asset value, beginning of year	$8.20	$9.78	$11.31	$9.94	$8.60
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.16	0.20	0.23	0.18	0.19
Net gain (loss) on securities (both realized and unrealized)	(0.75)	(1.57)	(1.55)	1.40	1.29
Total from investment operations	(0.59)	(1.37)	(1.32)	1.58	1.48
LESS DISTRIBUTIONS
Dividends from net investment income	(0.18)	(0.21)	(0.21)	(0.21)	(0.14)
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.18)	(0.21)	(0.21)	(0.21)	(0.14)
Paid in capital from redemption fee (Note 1)	—	—	—	—	—
Net asset value, end of year	$7.43	$8.20	$9.78	$11.31	$9.94

Total return	(7.21)%	(13.69)%	(11.79)%	16.02%	17.31%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$5,563	$5,542	$5,541	$6,519	$4,576
Ratio of expenses to average net assets:
Before expense reimbursements	1.88%	1.99%	1.84%	1.91%	1.99%
After expense reimbursements	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets:
Before expense reimbursements	1.56%	2.32%	1.63%	1.33%	1.98%
After expense reimbursements	1.94%	2.81%	1.98%	1.74%	2.47%
Portfolio turnover	0.00%	12.55%	0.00%	0.00%	3.24%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

Nasdaq-100 Index Fund Direct Shares	Year Ended August 31, 2010		Year Ended August 31, 2009		Year Ended August 31, 2008		Year Ended August 31, 2007		Year Ended August 31, 2006
Net asset value, beginning of year	$4.12		$4.69		$4.97		$3.96		$3.98
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	0.01		0.01		0.00		(0.00	)(a)	(0.00	)(a)
Net gain (loss) on securities (both realized and unrealized)	0.35		(0.58)		(0.28)		1.01		(0.01)
Total from investment operations	0.36		(0.57)		(0.28)		1.01		(0.01)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.01)		—		—		—		(0.01)
Distributions from capital gains	—		—		—		—		—
Return of capital distribution	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	—		—
Total distributions	(0.01)		(0.00	)(a)	(0.00	)(a)	—		(0.01)
Paid in capital from redemption fee (Note 1)	—		(0.00	)(a)	(0.00	)(a)	—		(0.00	)(a)
Net asset value, end of year	$4.47		$4.12		$4.69		$4.97		$3.96

Total return	8.73%		(12.14)%		(5.60)%		25.51%		(0.24)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$14,146		$13,262		$13,968		$13,542		$12,072
Ratio of expenses to average net assets:
Before expense reimbursements	0.96%		1.11%		0.98%		1.01%		1.03%
After expense reimbursements	0.49%		0.49%		0.58%^		0.74%		0.74%
Ratio of net investment income to average net assets:
Before expense reimbursements	(0.24)%		(0.42)%		(0.33)%		(0.36)%		(0.34)%
After expense reimbursements	0.24%		0.19%		0.06%		(0.09)%		(0.05)%
Portfolio turnover	3.72%		7.67%		15.05%		5.02%		14.07%

K Shares	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006
Net asset value, beginning of year	$4.03	$4.61	$4.91	$3.93	$3.96
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	(0.01)	(0.01)	(0.02)	(0.02)	(0.02)
Net gain (loss) on securities (both realized and unrealized)	0.35	(0.57)	(0.28)	1.00	(0.01)
Total from investment operations	0.34	(0.58)	(0.30)	0.98	(0.03)
LESS DISTRIBUTIONS
Dividends from net investment income	—	—	—	—	—
Distributions from capital gains	—	—	—	—	—
Total distributions	—	—	—	—	—
Paid in capital from redemption fee (Note 1)	—	—	—	—	—
Net asset value, end of year	$4.37	$4.03	$4.61	$4.91	$3.93

Total return	8.44%	(12.58)%	(6.11)%	24.94%	(0.76)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$5,452	$4,792	$5,262	$5,978	$3,908
Ratio of expenses to average net assets:
Before expense reimbursements	1.46%	1.61%	1.48%	1.51%	1.53%
After expense reimbursements	0.99%	0.99%	1.08%^^	1.24%	1.24%
Ratio of net investment income to average net assets:
Before expense reimbursements	(0.73)%	(0.92)%	(0.83)%	(0.86)%	(0.84)%
After expense reimbursements	(0.26)%	(0.31)%	(0.44)%	(0.59)%	(0.55)%
Portfolio turnover	3.72%	7.67%	15.05%	5.02%	14.07%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
^	Effective January 1, 2008, the net expense ratio for Nasdaq-100 Index Fund - S Shares changed from 0.74% to 0.49%. The blended expense ratio as of August 31, 2008 is 0.58%.
^^	Effective January 1, 2008, the net expense ratio for Nasdaq-100 Index Fund - K Shares changed from 1.24% to 0.99%. The blended expense ratio as of August 31, 2008 is 1.08%.

See accompanying notes to financial statements

California Investment Trust	Notes to Financial Statements	August 31, 2010

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund are each a series of shares of beneficial interest of California Investment Trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: California Tax-Free Income Fund and California Insured Intermediate Fund seek as high a level of income, exempt from regular federal and California personal income taxes, as is consistent with prudent investment management and safety of capital. California Tax-Free Money Market Fund seeks capital preservation, liquidity and the highest achievable current income exempt from regular federal and California personal income taxes consistent with safety. U.S. Government Securities Fund seeks liquidity, safety from credit risk and as high a level of income as is consistent with these objectives by investing in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities, primarily in U.S. Treasury Securities and Government National Mortgage Association Certificates. Short-Term U.S. Government Bond Fund seeks liquidity, safety from credit risk, preservation of investors principal and as high a level of income as is consistent with these objectives by investing in mainly U.S. government securities. The United States Treasury Trust seeks capital preservation, safety, liquidity, and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor’s 500 Composite Stock Price Index, the Standard & Poor’s MidCap 400 Index and the Standard & Poor’s SmallCap 600 Index, respectively. The Equity Income Fund seeks a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. European Growth & Income Fund seeks to provide long-term capital appreciation and income by investing in large-sized European companies. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index.

California Investment Trust began offering additional classes of shares, Class K, on October 16, 2003, and Class A and Class B, on May 7, 2010. Income, expenses (other than the expenses attributable to a specific class), realized and unrealized gains or losses on investments of the Funds are allocated proportionately to the four classes of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to A, B, and K Shares. The following is a summary of significant accounting policies followed by the Funds.

(a) Security Valuation – Portfolio securities of the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund and the California Insured Intermediate Fund are valued by an independent pricing service that uses market quotations, representing the latest available bid price, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established by the Funds’ Board of Trustees. The U.S. Government Securities Fund and the Short-Term U.S. Government Bond Fund are valued by an independent pricing service that uses market quotations representing the latest available mean between the bid and ask price, prices provided by market makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees. California Tax-Free Money Market Fund and The United States Treasury Trust securities are valued at amortized cost, in accordance with procedures adopted by the Board of Trustees and which the Board of Trustees has determined in good faith reflects the market-based net asset value per share.

(b) Futures Contracts – Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, as collateral, for the account of the broker (a Fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

(c) Federal Income Taxes – No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. Capital loss carry forwards, as of August 31, 2010, available to offset future capital gains, if any, are as follows:

Expiring	California Tax-Free Money Market Fund	United States Government Securities Fund	S&P 500 Index Fund	S&P Midcap Index Fund	S&P Small Cap Index Fund	Equity Income Fund	European Growth & Income Fund	Nasdaq-100 Index Fund
2011	$—	$—	$2,507,896	$—	$—	$—	$104,291	$3,015,439
2012	3,257	—	—	—	—	—	2,426	1,963,355
2013	—	19,440	—	—	—	—	59,164	2,084,713
2014	—	266,271	—	—	—	—	9,731	251,077
2015	—	80,163	—	—	—	—	6,268	1,821,380
2016	—	36,974	—	—	—	245,013	9,647	364,175
2017	—	109,369	642,431	—	1,136,064	11,364,497	—	642,849
2018	—	141,868	—	2,970,825	281,750	847,723	124,746	596,391
Total	$3,257	$654,085	$3,150,327	$2,970,825	$1,417,814	$12,457,233	$316,273	$10,739,379

Equity Income Fund acquired loss carryforwards from the merger of SM&R Funds as follows: SM&R Equity Income Fund, $212,840 and $4,518,542, expiring in 2016 and 2017, respectively; SM&R Balanced Fund, $32,173 and $1,376,070, expiring in 2016 and 2017 respectively; and SM&R Growth Fund, $4,211,500 expiring in 2017. However due to section 382 limitations, these losses are limited to $1,309,688 per year.

California Investment Trust	Notes to Financial Statements – (Continued)	August 31, 2010

Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2010, permanent differences resulting from different book and tax accounting for net operating losses, expiration of capital loss carryforwards and treatment of accretion of discount have been reclassified to paid-in capital, undistributed net investment income/loss and accumulated realized gain/loss as follows:

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income (Loss)	Increase (Decrease) Accumulated Gain (Loss)
California Tax-Free Income Fund	—	(6,468)	6,468
U.S. Government Securities Fund	—	18,002	(18,002)
Short-Term U.S. Government Bond Fund	—	582	(582)
The United States Treasury Trust	(617)	28,458	(27,841)
S&P Mid Cap Index Fund	—	(57,880)	57,880
S&P Small Cap Index Fund	(26,939)	26,939	—
Equity Income Fund	10,351,125	—	(10,351,125)
Nasdaq-100 Index Fund	(4,008)	4,008	—

(d) Security Transactions, Investment Income and Distributions to Shareholders – Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For the California Tax-Free Money Market Fund and The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The two Funds intend to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

(e) Concentration – The California Tax-Free Income Fund, the California Insured Intermediate Fund and the California Tax-Free Money Market Fund invest in debt instruments of municipal issuers. The issuers’ abilities to meet their obligations may be affected by economic developments in the state of California.

(f) Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(g) Share Valuations – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. Bond and Money Market Funds are closed on Columbus Day (observed) and Veteran’s Day (observed). The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(h) Accounting for Uncertainty in Income Taxes – The Company recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Company’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2006-2009), or expected to be taken in the Fund’s 2010 tax returns. The Company identifies its major tax jurisdictions as U.S. Federal, however the Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(i) Fair Value Measurements – The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the 3 broad levels below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 – Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the following Funds’ investments as of August 31, 2010:

California Investment Trust	Notes to Financial Statements – (Continued)	August 31, 2010

	Level 1 Quoted Prices	Level 2 Quoted Prices		Level 1 Quoted Prices
Fund	Investments in Securities(i)	Investments in Securities(ii)	Total Investments in Securities	Future Contracts - Assets or Liabilities(iii)
California Tax-Free Income Fund	$—	$110,502,290	$110,502,290	$—
California Insured Intermediate Fund	—	13,660,019	13,660,019	—
California Tax-Free Money Market Fund	—	47,553,986	47,553,986	—
U.S. Government Securities Fund	—	42,472,707	42,472,707	—
Short-Term U.S. Government Bond Fund	—	15,685,990	15,685,990	—
The United States Treasury Trust Fund	—	70,751,764	70,751,764	—
S&P 500 Index Fund	72,731,500	199,856	72,931,356	1,287
S&P MidCap Index Fund	107,610,126	699,737	108,309,863	(228)
S&P SmallCap Index Fund	23,145,271	1,298,701	24,443,972	4,000
Equity Income Fund	141,039,443	199,856	141,239,299	—
European Growth & Income Fund	10,966,786	99,855	11,066,641	—
Nasdaq-100 Index Fund	19,466,767	99,988	19,566,755	(90)

(i)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.
(ii)	All fixed income securities in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.
(iii)	Represents variation margin on the last day of the reporting period.

In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers into and out of Levels 1 and 2 during the current period presented. The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Funds’ financial statements.

(j) Disclosure about Derivative Instruments and Hedging Activities – The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund, and European Growth & Income Fund can use Futures contracts and strategies for achieving the investment objectives.

S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund

Like many index funds, the Fund may invest in futures contracts and lend securities to minimize the performance variation between the Fund and the index. This performance gap occurs because, unlike the index, the Fund must pay operating expenses and contend with the flow of cash in and out of the portfolio. While the Trust expects the Fund’s performance to closely represent the index, the Fund will generally underperform the index.

Although the Fund’s primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the index will change.

Under normal circumstances the Fund may follow a number of investment policies to achieve its objective. The Fund may invest in stock futures. Losses involving futures can sometimes be substantial, in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Fund. In an effort to minimize this risk, the Fund will not use futures for speculative purposes or as leverage. It is the Fund’s policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Fund acquires an interest will not exceed 20% of current total assets.

Equity Income Fund

The Fund will invest in futures contracts when the Manager wishes to remain fully invested in the market. Utilizing futures allows the Manager to maintain a high percentage of the portfolio in the market while maintaining cash for liquidity needs.

The Fund’s primary risks are associated with changes in the stock market, however, there are other risks associated with the Fund. For example, the Fund may invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts owned by the Fund do not perform well, the Fund’s performance will be impacted.

Under normal circumstances the Fund may follow a number of investment policies to achieve its objective. The Fund may invest in stock futures. Losses involving futures can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Fund. In an effort to minimize this risk, the Fund will not use futures for speculative purposes or as leverage. It is the Fund’s policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Fund acquires an interest will not exceed 20% of current total assets.

Nasdaq-100 Index Fund

Like most index funds, the Fund may invest in futures contracts. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. The Manager will typically buy futures contracts so that the market value of the futures contracts is as close to the cash balance as possible. This helps minimize the tracking error of the Fund.

The Fund’s primary risks are associated with changes in the stock market, however, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If the futures contracts owned by the Fund do not track the index, the Fund’s performance relative to the index will change.

California Investment Trust	Notes to Financial Statements – (Continued)	August 31, 2010

At August 31, 2010, the number of open future contracts in S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund and Nasdaq-100 Index Fund was 7, 39, 50, and 2 respectively. Only current day’s variation margin is reported as an asset or liability within the statement of assets and liabilities.

The realized gains or losses and change in unrealized gains or losses on future contracts are reflected in the appropriate financial statements.

The effect of derivative instruments on the Statements of Operations for the year ended August 31, 2010.

Derivatives Not Accounted for as Hedging Instruments	Realized Gain (Loss) on Futures Recognized in Income	Changes in Unrealized Appreciation (Depreciation) on Futures Recognized in Income
S&P 500 Index Fund	$(39,697)	$(37,896)
Equity contracts
S&P MidCap Index Fund	$(40,395)	$(4,813)
Equity contracts
S&P SmallCap Index Fund	$256,050	$(412,840)
Equity contracts
Equity Income Fund	$12,401	—
Equity contracts
Nasdaq-100 Index Fund	$592,608	$(146,038)
Equity contracts

Note 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

CCM Partners (“CCM”), a California limited partnership, provides each Fund with management and limited administrative services pursuant to a management agreement.

In accordance with the terms of the management agreements with California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, CCM receives compensation at the annual rate of 0.50% of the Funds’ average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, CCM receives compensation at the annual rate of 0.25% and 0.40%, respectively, of the Funds’ average daily net assets. In accordance with the terms of the management agreements with the S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund, CCM receives compensation at the annual rate of 0.50% of the first $500 million of net assets, plus 0.45% on net assets from $500 million to $1 billion, and 0.40% of net assets above $1 billion. In accordance with the terms of the management agreement with the European Growth & Income Fund, CCM receives compensation at the annual rate of 0.85% of the Fund’s average daily net assets. CCM has agreed to reduce its fee by, or reimburse the respective Funds for, any amount necessary to prevent a Fund’s total expenses, excluding extraordinary items, from exceeding 1.00% (or 1.50% for Class K shares) of that Fund’s average daily net assets. CCM has voluntarily reimbursed more expenses than contractually obligated. This voluntary reimbursement is effective for a calendar year, with renewal at the end of each calendar year, and is subject to recoupment within three fiscal years following a particular reimbursement, but only to the extent the reimbursement does not cause the Fund to exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursement from the manager for the year ended August 31, 2010, is as follows:

	Voluntary Expense Limitation
Fund	Reimburse	Direct Shares	K Shares	A Shares	B Shares	Expiration
California Insured Intermediate Fund	$32,629	0.68%	N/A	N/A	N/A	12/31/10
California Tax-Free Money Market Fund	$260,617	0.53%	N/A	N/A	N/A	12/31/10
U.S. Government Securities Fund	$61,701	0.74%	1.24%	0.99%	1.49%	12/31/10
Short-Term U.S. Government Bond Fund	$54,263	0.59%	1.09%	N/A	N/A	12/31/10
The United States Treasury Trust	$263,699	0.53%	1.03%	N/A	N/A	12/31/10
S&P 500 Index Fund	$153,077	0.36%	0.86%	N/A	N/A	12/31/10
S&P MidCap Index Fund	$100,376	0.58%	1.08%	N/A	N/A	12/31/10
S&P SmallCap Index Fund	$57,467	0.74%	1.24%	N/A	N/A	12/31/10
European Growth & Income Fund	$47,101	1.00%	1.50%	N/A	N/A	12/31/10
Nasdaq-100 Index Fund	$97,291	0.49%	0.99%	N/A	N/A	12/31/10

California Investment Trust	Notes to Financial Statements – (Continued)	August 31, 2010

At August 31, 2010, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $2,956,624. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 8/31/11	Expires 8/31/12	Expires 8/31/13
California Insured Intermediate Fund	$34,187	$36,030	$32,629
California Tax-Free Money Market Fund	$166,408	$184,452	$260,617
U.S. Government Securities Fund	$28,744	$37,562	$61,701
Short-Term U.S. Government Bond Fund	$46,843	$54,104	$54,263
The United States Treasury Trust	$107,074	$221,823	$263,699
S&P 500 Index Fund	$157,300	$155,422	$153,077
S&P MidCap Index Fund	$90,958	$118,710	$100,376
S&P SmallCap Index Fund	$48,069	$70,847	$57,467
European Growth & Income Fund	$49,551	$50,833	$47,101
Nasdaq-100 Index Fund	$81,380	$88,106	$97,291

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon Board of trustee review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, CCM receives an administration fee, which became effective February 28, 2005. The administration fee is based on assets held, in aggregate, by the Funds comprising California Investment Trust. The fee rates are 0.10% on the first $100 million, 0.08% on the next $400 million, and 0.06% on combined assets over $500 million.

Certain officers and trustees of the Trust are also partners of CCM. Carman Leung has served as the Chief Compliance Officer (“CCO”) of the Trust since May 2008. Ms. Leung is also employed by CCM Partners, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of her salary allocated to her duties as the CCO of the Trust, and CCM Partners is reimbursed by the Trust for this portion of her salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

California Investment Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class A, B and K Shares of each Fund of California Investment Trust pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class A and K Share of the Funds will pay the Distributor a fee at an annual rate of 0.25% and annual rate of 0.75% for Class B Share, payable monthly, of the daily net assets attributable to such Fund’s Class A, B and K Shares.

California Investment Trust has adopted a Shareholder Services Plan (the “Services Plan”), whereby the Class B and K Shares of each Fund of California Investment Trust pay CCM Partners, LP, the Funds’ Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class B and K Shares. Such amounts are compensation for providing certain services to clients owning Class B and K Shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

For the year ended August 31, 2010, the following were paid by the Class K, Class A, and Class B Shares of each Fund of California Investment Trust:

Fund	Class A 12b-1 Fees	Class B 12b-1 Fees	Class K 12b-1 Fees	Class B Shareholder Service Fees	Class K Shareholder Service Fees
U.S. Government Securities Fund	$464	$157	$19,643	$79	$19,643
Short-Term U.S. Government Bond Fund	—	—	$7,805	—	$7,805
The United States Treasury Trust	—	—	$8,555	—	$8,555
S&P 500 Index Fund	—	—	$18,371	—	$18,371
S&P MidCap Index Fund	—	—	$16,191	—	$16,191
S&P SmallCap Index Fund	—	—	$20,088	—	$20,088
Equity Income Fund	$3,818	$1,738	$13,276	$869	$13,276
European Growth & Income Fund	—	—	$14,522	—	$14,522
Nasdaq-100 Index Fund	—	—	$13,757	—	$13,757

Note 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term investments during the Year ended August 31, 2010 were as follows:

Fund	Purchases	Sales
California Tax-Free Income Fund	$10,022,993	$15,227,230
California Insured Intermediate Fund	$944,723	$3,288,420
U.S. Government Securities Fund	$15,071,180	$21,021,694
Short-Term U.S. Government Bond Fund	$7,450,407	$8,793,052
S&P 500 Index Fund	$5,066,394	$6,654,014
S&P MidCap Index Fund	$11,493,736	$25,807,478
S&P SmallCap Index Fund	$1,220,823	$1,792,476
Equity Income Fund	$31,648,989	$29,510,860
European Growth & Income Fund	$—	$93,321
Nasdaq-100 Index Fund	$2,994,353	$685,642

California Investment Trust	Notes to Financial Statements – (Continued)	August 31, 2010

Note 4 - TAX CHARACTER

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole.

The tax character of distributions paid during the years ended August 31, 2010 and 2009 was as follows:

		Return of Capital	Ordinary Income	Long-Term Capital Gains		Exempt-Interest Dividends	Total Distributions
California Tax-Free Income Fund	2010	$—	$34,460	$—		$4,332,579	$4,367,039
	2009	$—	$21,361	$309,497	*	$4,591,048	$4,921,906
California Insured Intermediate Fund	2010	$—	$—	$8,255	*	$396,279	$404,534
	2009	$—	$—	$—		$447,408	$447,408
California Tax-Free Money Market Fund	2010	$—	$—	$—		$—	$—
	2009	$—	$—	$—		$519,474	$519,474
U.S. Government Securities Fund	2010	$—	$907,960	$—		$—	$907,960
	2009	$—	$1,010,275	$—		$—	$1,010,275
Short-Term U.S. Government Bond Fund	2010	$—	$145,582	$—		$—	$145,582
	2009	$—	$258,641	$—		$—	$258,641
The United States Treasury Trust	2010	$—	$27,791	$—		$—	$27,791
	2009	$—	$52,581	$—		$—	$52,581
S&P 500 Index Fund	2010	$—	$1,270,648	$—		$—	$1,270,648
	2009	$—	$1,536,155	$—		$—	$1,536,155
S&P Mid Cap Index Fund	2010	$—	$1,104,797	$172,779	*	$—	$1,277,576
	2009	$—	$1,410,534	$3,287,970	*	$—	$4,698,504
S&P Small Cap Index Fund	2010	$26,939	$23,689	$—		$—	$50,628
	2009	$—	$292,918	$2,856,686	*	$—	$3,149,604
Equity Income Fund	2010	$—	$218,167	$—		$—	$218,167
	2009	$—	$333,243	$2,852	*	$—	$336,095
European Growth & Income Fund	2010	$—	$301,762	$—		$—	$301,762
	2009	$—	$331,830	$—		$—	$331,830
Nasdaq-100 Index Fund	2010	$4,008	$27,754	$—		$—	$31,762
	2009	$—	$1,206	$—		$—	$1,206

*	The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended August 31, 2010.

The tax character of distributable earnings at August 31, 2010 was as follows:

	Undistributed Ordinary Income		Undistributed Long-Term Capital Gain	Capital Loss Carry Forwards	Unrealized Appreciation (Depreciation)	Post October Losses**	Total Distributable Earnings
California Tax-Free Income Fund	$41,494	***	$459,187	$—	$4,690,769	$—	$5,191,450
California Insured Intermediate Fund	$861		$26,717	$—	$493,097	$—	$520,675
California Tax-Free Money Market Fund	$—		$—	$(3,257)	$—	$—	$(3,257)
U.S. Government Securities Fund	$26,809		$—	$(654,085)	$1,852,978	$(246,805)	$978,897
Short-Term U.S. Government Bond Fund	$369		$71,857	$—	$243,434	$—	$315,660
The United States Treasury Trust	$795		$—	$—	$—	$(23)	$772
S&P 500 Index Fund	$262,582		$—	$(3,150,327)	$8,056,812	$—	$5,169,067
S&P Mid Cap Index Fund	$5,609		$—	$(2,970,825)	$14,488,422	$(265,162)	$11,258,044
S&P Small Cap Index Fund	$—		$—	$(1,417,814)	$(1,709,146)	$—	$(3,126,960)
Equity Income Fund	$372,239		$—	$(12,457,233)	$(5,091,834)	$(2,992,997)	$(20,169,825)
European Growth & Income Fund	$21,982		$—	$(316,273)	$(1,444,296)	$(188,570)	$(1,927,157)
Nasdaq-100 Index Fund	$—		$—	$(10,739,379)	$3,283,373	$(25,489)	$(7,481,495)

**	Under the current tax law, capital losses realized after October 31 and prior to the Funds’ fiscal year end are deferred as occurring on the first day of the following fiscal year.
***	Tax exempt income.

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the realization for tax purposes of unrealized gains on future contracts, wash sales, the treatment of accretion of discounts, and other deferrals.

California Investment Trust	Notes to Financial Statements – (Continued)	August 31, 2010

Note 5 - FUND REORGANIZATION

On July 9, 2010, The US Government Securities Fund (the “Acquiring Fund”), acquired SM&R Government Fund (the “Acquired Fund”) in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund’s shareholders. When funds merge, capital loss carryforwards may be limited under section 382 of the Internal Revenue Code. The number and value of shares issued by the Acquiring Fund are presented in the Statements of Changes in Net Assets. Net assets, unrealized depreciation, and shares as of the reorganization date were as follows:

Total Net Assets of Acquired Fund
SM&R Government Fund	$13,076,797

Total Net Assets of Acquiring Fund
U.S. Government Securities Fund	$20,457,553

Total Net Assets of Acquiring Fund After Acquisition
U.S. Government Securities Fund	$33,534,350

Acquired Fund Unrealized Appreciation/(Depreciation)
SM&R Government Fund	$440,628

Acquired Fund Shares	Shares		Acquiring Fund Shares	Shares
SM&R Government Fund-Class T shares	1,119,853	„	U.S. Government Securities Fund-Direct Class shares	1,095,274
SM&R Government Fund-Class A shares	128,337	„	U.S. Government Securities Fund-Class A shares	127,161
SM&R Government Fund-Class B shares	21,957	„	U.S. Government Securities Fund-Class B shares	21,714

On July 9, 2010, The Equity Income Fund (the “Acquiring Fund”), acquired SM&R Growth Fund, SM&R Equity Income Fund, and SM&R Balanced Fund (the “Acquired Funds”) in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Funds’ shareholders. When funds merge, capital loss carryforwards may be limited under section 382 of the Internal Revenue Code. The number and value of shares issued by the Acquiring Fund are presented in the  Statements of Changes in Net Assets. Net assets, unrealized depreciation, and shares as of the reorganization date were as follows:

Total Net Assets of Acquired Fund
SM&R Growth Fund	$56,920,147
SM&R Equity Income Fund	$56,960,951
SM&R Balanced Fund	$12,481,409

Total Net Assets of Acquiring Fund
Equity Income Fund	$15,671,766

Total Net Assets of Acquiring Fund After Acquisition
Equity Income Fund	$142,034,273

Aquired Funds Unrealized Appreciation/(Depreciation)
SM&R Growth Fund	$(3,961,314)
SM&R Equity Income Fund	$(4,373,387)
SM&R Balanced Fund	$(388,040)

Acquired Fund Shares	Shares		Acquiring Fund Shares	Shares
SM&R Growth Fund-Class T shares	16,445,770	„	Equity Income Fund-Direct Class shares	3,765,973
SM&R Equity Income Fund-Class T shares	3,278,496	„	Equity Income Fund-Direct Class shares	3,515,666
SM&R Balanced Fund-Class T shares	641,726	„	Equity Income Fund-Direct Class shares	639,422

SM&R Growth Fund-Class A shares	837,121	„	Equity Income Fund-Class A shares	187,190
SM&R Equity Income Fund-Class A shares	383,740	„	Equity Income Fund-Class A shares	391,308
SM&R Balanced Fund-Class A shares	209,347	„	Equity Income Fund-Class A shares	199,192

SM&R Growth Fund-Class B shares	205,506	„	Equity Income Fund-Class B shares	44,884
SM&R Equity Income Fund-Class B shares	95,178	„	Equity Income Fund-Class B shares	93,825
SM&R Balanced Fund-Class B shares	39,225	„	Equity Income Fund-Class B shares	37,990

On July 9, 2010, The United States Treasury Trust (the “Acquiring Fund”), acquired SM&R Money Market Fund (the “Acquired Fund”) in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund’s shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Statements of Changes in Net Assets. Net assets and shares as of the reorganization date were as follows:

Total Net Assets of Acquired Fund
SM&R Money Market Fund	$45,120,457

Total Net Assets of Acquiring Fund
The United States Treasury Trust	$22,966,540

Total Net Assets of Acquiring Fund After Acquisition
The United States Treasury Trust	$68,086,997

Acquired Fund Shares	Shares		Acquiring Fund Shares	Shares
SM&R Money Market Fund-Class T shares	45,120,417	„	The United States Treasury Trust-Direct Class shares	45,123,360

California Investment Trust	Notes to Financial Statements – (Continued)	August 31, 2010

NOTE 6 - SUBSEQUENT EVENTS

In preparing the financial statements as of August 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Fund Holdings (Unaudited): The Fund holdings shown in this report are as of August 31, 2010. Holdings are subject to change at any time, so holdings shown in this report may not reflect current Fund holdings. The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room to Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information filed in the form N-Q also may be obtained by visiting the Funds’ website at www.caltrust.com or by calling (800) 225-8778.

Proxy Voting Policies, Procedures and Voting Record (Unaudited): The Funds’ Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the California Investment Trust Fund Group uses to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2010, is available upon request, at no charge, at the phone number below, or on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the California Investment Trust Fund Group. It is authorized for distribution only if preceded or accompanied by a current California Investment Trust Fund Group prospectus. Additional copies of the prospectus may be obtained by calling (800) 225-8778 or can be downloaded from the Funds’ website at www.caltrust.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
California Investment Trust
San Francisco, California

We have audited the accompanying statements of assets and liabilities of California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, U.S. Government Securities Fund, Short-term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund and Nasdaq-100 Index Fund, each a series of shares of beneficial interest of California Investment Trust, including the portfolios of investments, as of August 31, 2010 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmations of securities owned as of August 31, 2010, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Tax-Free Income Fund, California Insured Intermediate Fund California Tax-Free Money Market Fund, U.S. Government Securities Fund, Short-term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund and Nasdaq-100 Index Fund as of August 31, 2010, the results of their operations for the year then ended, the statement changes in their net assets for each of the two years in the period then ended, and the financial highlights for the each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 28, 2010

Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Date of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	P.O. Box 387 San Francisco, CA 94104	06/27/66	President, Secretary, Chairman & Trustee	Since August 1998
James W. Miller, Jr.	P.O. Box 387 San Francisco, CA 94104	05/28/66	Trustee	Since August 2001
Kevin T. Kogler	P.O. Box 387 San Francisco, CA 94104	02/21/66	Trustee	Since May 2006
Stephen H. Sutro	P.O. Box 387 San Francisco, CA 94104	04/09/69	Trustee	Since May 2006
William P. Mock	P.O. Box 387 San Francisco, CA 94104	12/29/66	Treasurer	Since February 2010

Each Trustee oversees the Trust’s twelve Funds. The principal occupations of the Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below:

*Stephen C. Rogers
Chief Executive Officer, CCM Partners, 1999 to present; Chief Operating Officer, CCM Partners 1997 to 1999; Administrative Officer, CCM Partners 1994 - 1997; Marketing Representative, CCM Partners, 1993 to 1994.

James W. Miller, Jr.
Director, RREEF, 2006 to present; Executive Vice President, Jones Lang LaSalle Americas, Inc. 1999 to 2006; Associate, Orrick Herrington & Sutcliffe LLP, 1996 - 1999; Associate, Gordon & Rees LLP, 1992 - 1993.

Kevin T. Kogler
Principal, Robertson Piper Software Group, 2006 to present; Senior Vice President, Investment Banking, Friedman, Billings Ramsey, 2003 to 2006; Director, Investment Banking, Salomon Smith Barney, 2001 - 2002;Vice President, Investment Banking, CS First Boston/Donaldson Lufkin & Jenrette, 1997 - 2001

Stephen H. Sutro	Partner, Duane Morris LLP (law firm), 2003 to present; Associate, Duane Morris LLP 2000 - 2002, Associate, Hancock Rothert & Bunshoft (law firm), 1994 - 1999.
William P. Mock	Portfolio Manager, CCM Partners, since 2010; Portfolio Manager, ETSpreads, 2007 to present; Head Trader, TKI Capital Management, 2003 to 2006.

Additional information on the Trustees may be found in the SAI, which is available, without charge, upon request, by calling (800) 225-8778.

*
Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of CCM Partners, the Trust’s Advisor and Administrator.

California Investment Trust Board Approval of Investment Advisory Agreements

The 1940 Act requires that the full Boards and a majority of the Independent Trustees annually approve the continuation of the Trust’s Investment Advisory Agreements dated January 1, 2007 between CIT and CCM Partners (the “Investment Advisory Agreement”), with respect to each Fund. At a meeting held in-person on February 11, 2010, the Board, including a majority of the Independent Trustees on behalf of the Trusts’ California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund, European Growth & Income Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund and The United States Treasury Trust (each a “Fund”), considered and approved the continuance of the Investment Advisory Agreement with respect to each Fund with CCM Partners (“CCM”) for an additional one-year period ending March 31, 2011.

Prior to the meeting, the Independent Trustees requested information from CCM. This information, together with other information provided by CCM, and the information provided to the Independent Trustees throughout the course of the year formed the primary (but not exclusive) basis for the Board’s determinations as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by CCM, including reports on each Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by CCM to the Funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding CCM (the principal business activity of which is managing the Funds), description of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees. The Board discussed the renewal of the Investment Advisory Agreement both with CCM representatives and in a private session with independent legal counsel at which representatives of CCM were not present. In deciding to approve the renewal of the Investment Advisory Agreement, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

CCM, its personnel and its resources. The Board considered the depth and quality of CCM’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that CCM made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered CCM’s continuing need to attract and retain qualified personnel and, noting CCM’s additions over recent years, determined that CCM was adequately managing matters related to the Funds.

Other Services. The Board considered, in connection with the performance of its investment management services to the Funds, the following: CCM’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Funds. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by CCM to the Funds under the administration servicing agreements.

The Board concluded that CCM had the quality and depth of personnel and investment methods essential to performing its duties under the Investment Advisory Agreement, and that the nature, extent and overall quality of such services are satisfactory and reliable.

Investment Performance

The Board considered each Fund’s investment results in comparison to its stated investment objectives. The Trustees reviewed the short-term and long-term performance of each of the funds on both an absolute basis and in comparison to benchmark indices. The Trustees also reviewed Morningstar rankings for each of the Funds, as applicable. In assessing performance of certain Funds, the Trustees took into consideration the fact that Fund performance is expected to mirror the appropriate benchmarks as closely as possible given certain practical constraints imposed by the 1940 Act, the fund’s investment restrictions, the Fund’s size and similar factors. Among the factors considered in this regard, were the following:

•
For the S&P 500 Index Fund, it was noted that the performance of the Fund was in the first quartile over the quarterly period, the second quartile for the 3-year period and the third quartile for the 1-year, 5-year and 10-year periods. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

•
For the S&P MidCap Index Fund, it was noted that the performance of the Fund was in the second quartile over the quarterly, 1-year, 3-year, 5-year and 10-year periods. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

•
For the Equity Income Fund, it was noted that the performance of the Fund was in first quartile for the quarterly, 3-year and 5-year periods, the second quartile over the 1-year period, and the third quartile over the 10-year period.

•
For the S&P SmallCap Index fund, it was noted that the performance of the Fund was in the second quartile for the quarterly, 3-year and 5-year periods, the third quartile over the 10-year period and the fourth quartile over the 1-year period. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

•
For the Nasdaq-100 Index Fund, it was noted that the performance of the Fund was in the second quartile over the 3-year period and the third quartile over the quarterly, 1-year and 5-year periods. The Trustees noted with approval that the Fund was tracking its benchmark quite closely.

•
For the European Growth & Income Fund, it was noted that the performance of the Fund was in the first quartile for the 3-year period, the second quartile over the quarterly period, the third quartile over the 5-year period and the fourth quartile over the 1-year period.

•	For the United States Treasury Trust, it was noted that the performance of the Fund was in the fourth quartile for the one-month (annualized) and 12-month-to-date period.

•
For the Short-Term U.S. Government Bond fund, it was noted that the performance of the Fund was in the third quartile for the 5-year period and the fourth quartile over the quarterly, 1-year, 3-year and 10-year periods.

•	For the U.S. Government Securities fund, it was noted that the performance of the Fund was in the fourth quartile for the quarterly, 1-year, 3-year, 5-year and 10-year periods.

California Investment Trust Board Approval of Investment Advisory Agreements (Continued)

•
For the California Tax-Free Money Market Fund, it was noted that the performance of the Fund was in fourth quartile for the 1-month (annualized) period and the second quartile over the 12 month-to-date period.

•
For the California Tax-Free Income Fund, it was noted that the performance of the Fund was in the second quartile over the 10-year period, the third quartile over the 1-year, 3-year and 5-year periods and the fourth quartile over the quarterly period.

•
For the California Insured Intermediate Fund, it was noted that the performance of the Fund was in the first quartile over the quarterly and 3-year periods, the second quartile over the 10-year period, the third quartile over the 5-year period and the fourth quartile over the 1-year period.

The Board received a satisfactory explanation of the reasons underlying the performance of the lower performing Funds and CCM articulated a strategy for improving performance of these Funds. The Board ultimately concluded that CCM’s performance record in managing each Fund was satisfactory, and in some cases excellent, supporting the determination that CCM’s continued management under the Investment Advisory Agreement would be consistent with the best interests of each Fund and its shareholders.

Management Fees and Total Operating Expenses

The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with management fees and total operating expenses of other funds in the industry that are found within the same style category, or peer group, as defined by Bloomberg. The Board considered the advisory fees and total fees and expenses of each Fund in comparison to the advisory fees and other fees and expenses of other funds in each Fund’s relevant peer group. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by CCM after taking into consideration the expense limitation arrangements and voluntary fee waivers. The Board noted that the total net management fees charged to each Fund, after taking into account these expense limitations and voluntary waivers, were, in all cases but one, below the industry average for comparable funds and that with respect to the rest of the Funds the net management fees charged by CCM were significantly lower (by 10 basis points or more) than the industry averages for comparable funds. The Board observed that each Fund’s total operating expenses were well below the industry average for other comparable funds. The Board also noted the voluntary advisory fee limitation that CCM had put into effect during 2005 with respect to all but two of the Funds. The Trustees noted the Funds are now paying for certain administrative services that were previously provided to the Funds by CCM at its own expense under the fund administration servicing agreements that took effect during February of 2005.

Adviser, Costs, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding CCM’s costs of providing services to the Funds, as well as the resulting level of profits to CCM. The Independent Trustees received financial and other information from CCM, in addition to a representation from CCM that its profits were not excessive and that CCM’s profitability was low by industry standards. The Board noted the reduction in advisory fees received by CCM as a result of the reduction in assets under management due to recent market events. The Board noted its intention to monitor assets under management, and the resulting impact CCM’s profitability, in order to ensure that CCM has sufficient resources to continue to provide the services that shareholders in the Funds require. The Board considered CCM’s need to invest in technology, data services, infrastructure and staff to provide the expected quality of investment advisory services to the Funds. They further considered that breakpoints in the advisory fee structure of certain Funds provide for reductions in the level of fees charged by CCM to such Fund as Fund assets increase, reflecting the fact that economies of scale in the cost of operations will be shared with such Fund’s shareholders. The Trustees also noted that CCM has contractually agreed to limit its advisory fees on certain Funds so that those Funds do not exceed their respective specified operating expense limitations, and that in the case of certain other Funds, CCM has imposed a voluntary fee limitation. Such voluntary fee limitations may be decreased or eliminated at the option of CCM, a factor that was also considered by the Board. The Board also considered that CCM does not receive substantial indirect benefits from managing the Funds (one example of an indirect benefit is research paid for by Fund brokerage commissions – CCM currently does not seek to supplement its fees with such “soft dollar” benefits). On the basis of the foregoing, together with the other information provided to it at the February 11, 2010 meeting and throughout the year, the Board concluded that each Fund’s cost structure was reasonable.

Conclusions

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that the Investment Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to CCM by the Fund, and that the renewal of the Investment Advisory Agreement was in the best interests of each Fund and its shareholders.

P.O. Box 387
San Francisco, CA 94104

ITEM 2.	CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f)
Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officer and principal financial and accounting officer. A copy of the code of ethics is available upon request, at no charge, at 1(800) 225-8778.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	Registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)	N/A

(a)(3)
The audit committee has determined that no single independent trustee meets the criteria of "audit committee financial expert", but the collective skills of the committee are sufficient to satisfy the requirements.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $123,600 for the fiscal year ended August 31, 2010 and $120,000 for the fiscal year ended August 31, 2009.

(b)	Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of Item 4.

(c)	Tax Fees

The aggregate fees paid to the principal accountant for tax compliance, tax advice, and tax planning services rendered by the principal accountant to the Registrant were $26,000 for the fiscal year ended August 31, 2010 and $25,200 for the fiscal year ended August 31, 2009.

(d)	All Other Fees

There were no other fees paid to the principal accountant for services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraphs (a)-(c) of Item 4.

(e)(1)	The Registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)	pre-approval of all audit and audit-related services;

(ii)	pre-approval of all non-audit related services to be provided to the Registrant by the auditors;

(iii)
pre-approval of all non-audit related services to be provided to the Registrant by the auditors to the Registrant 's investment adviser or to any entity that controls, is controlled by or is under common control with the Registrant 's investment adviser and that provides ongoing services to the Registrant where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(e)(2)	All of the services provided to the Registrant described in paragraphs (b)-(d) of Item 4 were pre-approved by the audit committee.

(f)	N/A

(g)
The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the Registrant and the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant were $3,400 for the fiscal year ended August 31, 2010 and $3,400 for the fiscal year ended August 31, 2009.

(h)	N/A

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

N/A

ITEM 6.	SCHEDULE OF INVESTMENTS

Included under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVEESTMENT COMPANY AND AFFILIATED PURCHASERS.

N/A

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Code of Ethics

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

California Investment Trust

By (Signature and Title)*	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: October 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: October 29, 2010

By (Signature and Title)*	/s/ William P. Mock
William P. Mock, Treasurer
Date: October 29, 2010

* Print the name and title of each signing officer under his or her signature.